UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

Virtus Contrarian Value Fund*

Virtus Growth & Income Fund*

Virtus Mid-Cap Core Fund*

Virtus Mid-Cap Growth Fund*

Virtus Quality Large-Cap Value Fund*

Virtus Quality Small-Cap Fund*

Virtus Small-Cap Core Fund*

Virtus Small-Cap Sustainable Growth Fund*

Virtus Strategic Growth Fund*

Virtus Tactical Allocation Fund*

March 31, 2016 TRUST NAME: VIRTUS EQUITY TRUST * Prospectus and Statement of Additional Information (“SAI”) supplements applicable to these Funds appear at the back of this annual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders		1
Key Investment Terms		2
Disclosure of Fund Expenses		5

Funds	Fund Summary	Schedules of Investments

Virtus Contrarian Value Fund (“Contrarian Value Fund”)	7	29
Virtus Growth & Income Fund (“Growth & Income Fund”)	9	30
Virtus Mid-Cap Core Fund (“Mid-Cap Core Fund”)	11	31
Virtus Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	13	32
Virtus Quality Large-Cap Value Fund (“Quality Large-Cap Value Fund”)	15	33
Virtus Quality Small-Cap Fund (“Quality Small-Cap Fund”)	17	34
Virtus Small-Cap Core Fund (“Small-Cap Core Fund”)	19	35
Virtus Small-Cap Sustainable Growth Fund (“Small-Cap Sustainable Growth Fund”)	21	36
Virtus Strategic Growth Fund (“Strategic Growth Fund”)	23	37
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	25	38
Statements of Assets and Liabilities		48
Statements of Operations		50
Statements of Changes in Net Assets		52
Financial Highlights		56
Notes to Financial Statements		62
Report of Independent Registered Public Accounting Firm		74
Tax Information Notice		75
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		76
Fund Management Tables		79

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the twelve months ended March 31, 2016 and includes comments from the portfolio manager.

Over the year, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the twelve months ended March 31, 2016, major U.S. equity markets had moderate gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 1.78% and 2.08%, respectively, while the technology-heavy NASDAQ Composite Index® increased

0.55%. By comparison, international equities had negative returns for the year despite a strong rebound in the last few months, particularly for emerging markets.

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March 2016 following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 1.94% at March 31, 2015. The broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 1.96% for the period, while non-investment grade bonds underperformed, with the Barclays U.S. Corporate High Yield Bond Index down 3.69%.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS

MARCH 31, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Continued)

MARCH 31, 2016 (Unaudited)

Russell 1000® Growth Index

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 1000® Value Index

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Growth Index

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Value Index

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Midcap® Growth Index

The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Midcap® Index

The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell Midcap® Value Index

The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P Stock Rankings

Standard and Poor’s (“S&P”) provides independent analysis and ratings. S&P ranks stocks from A+ to D based on their stability of dividends and earnings growth over the past 10 years. Stock rated “A+,” “A,” “A-,” and “B+” have extremely stable earnings and dividend growth and may be classified as “high-quality,” while stocks rated “D” may be considered risky (that is, volatile) in terms of earnings and dividend growth.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Continued)

MARCH 31, 2016 (Unaudited)

SPDR®

Represents shares of an open-end exchange-traded fund.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Tactical Allocation Fund Composite Index

The composite index consists of 50% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2015 to March 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Contrarian Value Fund
Actual
Class A	$1,000.00	$1,043.40	1.41%	$7.20
Class C	1,000.00	1,039.50	2.16	11.01
Class I	1,000.00	1,044.80	1.16	5.93
Class R6	1,000.00	1,045.70	0.99	5.06
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	1.41	7.11
Class C	1,000.00	1,014.20	2.16	10.88
Class I	1,000.00	1,019.20	1.16	5.86
Class R6	1,000.00	1,020.05	0.99	5.00
Growth & Income Fund
Actual
Class A	$1,000.00	$1,080.20	1.24%	$6.45
Class C	1,000.00	1,076.20	1.99	10.33
Class I	1,000.00	1,081.50	1.00	5.20
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.80	1.24	6.26
Class C	1,000.00	1,015.05	1.99	10.02
Class I	1,000.00	1,020.00	1.00	5.05
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,095.50	1.35%	$7.07
Class C	1,000.00	1,091.00	2.10	10.98
Class I	1,000.00	1,096.60	1.10	5.77
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.25	1.35	6.81
Class C	1,000.00	1,014.50	2.10	10.58
Class I	1,000.00	1,019.50	1.10	5.55
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$1,087.90	1.39%	$7.26
Class B	1,000.00	1,083.90	2.14	11.15
Class C	1,000.00	1,083.90	2.14	11.15
Class I	1,000.00	1,089.40	1.14	5.95
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.05	1.39	7.01
Class B	1,000.00	1,014.30	2.14	10.78
Class C	1,000.00	1,014.30	2.14	10.78
Class I	1,000.00	1,019.30	1.14	5.76
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$1,106.30	1.34%	$7.06
Class C	1,000.00	1,102.10	2.09	10.98
Class I	1,000.00	1,107.80	1.09	5.74
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	1.34	6.76
Class C	1,000.00	1,014.55	2.09	10.53
Class I	1,000.00	1,019.55	1.09	5.50

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2015 to March 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$1,115.30	1.30%	$6.87
Class C	1,000.00	1,111.50	2.05	10.82
Class I	1,000.00	1,116.70	1.05	5.56
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.50	1.30	6.56
Class C	1,000.00	1,014.75	2.05	10.33
Class I	1,000.00	1,019.75	1.05	5.30
Small-Cap Core Fund
Actual
Class A	$1,000.00	$1,105.40	1.37%	$7.21
Class C	1,000.00	1,101.40	2.13	11.19
Class I	1,000.00	1,107.10	1.12	5.90
Class R6	1,000.00	1,107.50	1.01	5.32
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.15	1.37	6.91
Class C	1,000.00	1,014.35	2.13	10.73
Class I	1,000.00	1,019.40	1.12	5.65
Class R6	1,000.00	1,019.95	1.01	5.10
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$1,176.20	1.49%	$8.11
Class C	1,000.00	1,171.70	2.24	12.16
Class I	1,000.00	1,177.50	1.24	6.75
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.55	1.49	7.52
Class C	1,000.00	1,013.80	2.24	11.28
Class I	1,000.00	1,018.80	1.24	6.26
Strategic Growth Fund
Actual
Class A	$1,000.00	$1,064.50	1.31%	$6.87
Class B	1,000.00	1,061.10	2.06	10.61
Class C	1,000.00	1,060.10	2.06	10.61
Class I	1,000.00	1,066.10	1.06	5.54
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.31	6.61
Class B	1,000.00	1,014.70	2.06	10.38
Class C	1,000.00	1,014.70	2.06	10.38
Class I	1,000.00	1,019.70	1.06	5.35
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,011.10	1.33%	$6.69
Class B	1,000.00	1,006.80	2.07	10.39
Class C	1,000.00	1,006.60	2.07	10.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.35	1.33	6.71
Class B	1,000.00	1,014.65	2.07	10.43
Class C	1,000.00	1,014.65	2.07	10.43
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

Contrarian Value Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: FMIVX C Share: FMICX I Share: PIMVX R6 Share: VMVRX

Portfolio Manager Commentary by Sasco Capital, Inc.

¢	Contrarian Value Fund (the “Fund”) is diversified and has an investment objective of long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

¢	For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -12.60%, Class C shares returned -13.27%, Class I shares returned -12.40% and Class R6 shares returned -12.24%. For the same period, the Russell Midcap® Index, a broad-based equity index, returned -4.04%, and the Russell Midcap® Value Index, the Fund’s style-specific benchmark, returned -3.39%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

By all accounts, the last year was a most challenging period for the U.S. equity markets. Extreme volatility took investors on a dizzying roller coaster ride. The market rose early in year but lost much of that momentum in August, as concerns about a slowdown in China hit commodity prices, while uncertainty about the Federal Reserve’s first interest rate hike in nearly a decade left investors cautious. A rebound in December gave way to another wave of selling as the new year started, with the market bottoming out on February 11.

Thereafter, the benchmarks managed to claw their way back in a sharp turnaround, as global economic worries eased with aggressive monetary steps (negative interest rates) from the central banks of Japan and Europe and the Federal Reserve dialing back its plan for interest rate hikes. The rally was strong and broad-based, however, not enough to salvage the year. Seven of the 10 sectors in the Russell Midcap® Value Index posted losses. As in the past few years, growth-oriented stocks continued to outperform value-style stocks for the first three quarters, but we were encouraged to see a reversal as the year came to a close. While a quarter does not make a trend, we are, nonetheless, encouraged by the early signs.

2. What factors affected the Fund’s performance during the fiscal year?

Aside from a strong rebound at the end of the year, the Fund lagged during the rest of the period as energy and commodity prices were punished mercilessly. Adverse sector allocation, as well as some poor stock performance accounted for the relative underperformance.

The Fund’s overweight positions in the materials and energy sectors penalized performance by 3%, while our underweighting in the best performing sector, utilities (4% vs. 11.9% for the benchmark) accounted for another 1.5% of relative underperformance. Among the laggards were Devon , ONEOK, and Hertz. We added to all three positions as their prices reflected extreme pessimism and were selling at a significant discount to their restructured earning power.

On the bright side, 48% of the Fund’s portfolio outperformed, with several stocks posting double-digit gains. Leading the charge were Conagra, Republic Services, and Raytheon. Two new additions, Mattel and Emerson Electric, were also meaningful contributors.

The preceding information is the opinion of the portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Materials	29%
Industrials	25
Energy	13
Consumer Discretionary	12
Consumer Staples	8
Utilities	5
Financials	4
Other (includes short-term investment and securities lending collateral)	4

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Contrarian Value Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	-12.60%	5.38%	5.22%	—		—
Class A Shares at POP[3,4]	-17.63	4.14	4.60	—		—
Class C Shares at NAV[2] and with CDSC[4]	-13.27	4.60	4.43	—		—
Class I Shares at NAV[2]	-12.40	5.64	—	6.10%		3/10/08
Class R6 Shares at NAV[2] and with CDSC[4]	-12.24	—	—	-10.04		11/12/14
Russell Midcap® Index	-4.04	10.30	7.45	—	[5]	—
Russell Midcap® Value Index	-3.39	10.52	7.23	—	[6]	—

Fund Expense Ratios7: A Shares: Gross and Net 1.38%; C Shares: Gross and Net 2.13%; I Shares: Gross and Net 1.13%; R6 Shares: Gross and Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of Class C shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returned 0.98% for Class R6 shares and 9.60% for Class I shares from the inception date of the respective share class.
[6]	The index returned 0.51% for Class R6 shares and 9.48% for Class I shares from the inception date of the respective share class.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006, for Class A and Class C shares including any applicable sales charges or fees. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Growth & Income Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PDIAX C Share: PGICX I Share: PXIIX

Portfolio Manager Commentary by Rampart Investment Management Company, LLC

¢	Growth & Income Fund (the “Fund”) is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned 4.02%, Class C shares returned 3.20% and Class I shares returned 4.25%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

During the Fund’s fiscal year, the U.S. equity markets, as measured by the S&P 500® Index, were up slightly. The market environment was mainly defined by two volatile periods that occurred during an August correction and a second correction to start 2016 that occurred from January to mid-February.

Since the Fund compares its performance to the S&P 500® Index, U.S. and global macro risks affect how both the Fund and its benchmark perform. During this period, there were several worrisome factors affecting the markets, which ranged from economic headwinds faced by China and other emerging markets, to the steep selloff in oil and other commodities. Throughout the period, there was constant chatter on the Federal Reserve’s outlook and potential path for raising interest rates and how that could ultimately affect the global economy in terms of slowing growth.

During the period, currency selloffs in multiple countries and anxiety over emerging market performance led the S&P 500® Index to lose over

11% from August 17 through August 25, 2015. The second period of heightened concern coincided with the new calendar year, as the continued selloff in oil and oil-related names weighed on global equity markets, and as the S&P 500® Index was down over 10% through February 11, 2016.

2. What factors affected the Fund’s performance during the fiscal year?

The Fund pursues returns utilizing a combination of a dynamic S&P 500® Index-based momentum strategy (“Systematic Relative Strength” or “SRS”) and a rules-based options income strategy (“Portable Yield Strategy” or “PYS”).

SRS is a trend-following strategy that looks to overweight sectors of the S&P 500® Index that have shown positive relative performance compared to the S&P 500® Index as a whole.

During the fiscal year, the Fund’s momentum-based SRS allocation provided over 3.00% of the Fund’s outperformance compared to the S&P 500® Index.

In addition to the equity investments made using the SRS strategy, the Fund seeks to provide a steady level of incremental income utilizing the PYS, a rules-based, mathematical process of selling dynamically positioned index-based call and put spreads.

During the fiscal year, 49 of 52 trades executed by the PYS strategy were successful. A PYS trade is considered successful if the strategy retains some or all of the option premium generated by the trade. These net results provided over 0.60% in option income to the Fund. The three trades that were not successful occurred during the high volatility periods of August 2015 and January 2016.

During the fiscal year, 49 of 52 trades executed by the PYS strategy were successful. These net results provided over 0.60% in option income to the Fund. The three trades that were not successful occurred during the high volatility periods of August 2015 and January 2016.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Call/Put Spreads: Buying and selling call and put option spreads on the S&P 500® Index risks the loss of the premium when buying, can limit upside participation and increase downside losses.

Fund of Funds: Because the Fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Utilities	9%
Consumer Staples	8
Information Technology	8
Materials	8
Industrials	8
Energy	8
Other (includes purchased and written options)	51

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Growth & Income Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	4.02%	9.66%	6.26%	—		—
Class A Shares at POP[3,4]	-1.96	8.37	5.64	—		—
Class C Shares at NAV[2,7] and with CDSC[4]	3.20	8.82	5.46	—		—
Class I Shares	4.25	9.91	—	5.55%		11/13/07
S&P 500® Index	1.78	11.58	7.01	6.30	[5]	—

Fund Expense Ratios6: A Shares: Gross 1.42%, Net 1.25%; C Shares: Gross 2.17%, Net 2.00%; I Shares: Gross 1.17%, Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index return is from Class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006, for Class A and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Mid-Cap Core Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: VMACX C Share: VMCCX I Share: VIMCX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Mid-Cap Core Fund (the “Fund”) is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -1.14%, Class C shares returned -1.91% and Class I shares returned -0.92%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78% and the Russell Midcap® Index, the Fund’s style-specific benchmark, returned -4.04%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks posted stronger performance than the benchmark. Specifically, stocks with lower volatility relative to the market and returns on equity greater than 20% returned more than their lower quality peers, and the Fund outperformed the Russell Midcap® Index, which was down 4.04% for the period.

From a sector perspective, the Fund’s performance was helped by positive stock selection in the producer durables sector and by an underweight in the energy sector.

Performance was hurt by an underweight in the utilities sector, and by negative stock selection and an overweight in the consumer discretionary sector.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Industrials	29%
Information Technology	17
Health Care	16
Financials	12
Consumer Discretionary	11
Consumer Staples	5
Materials	3
Other (includes short-term investment and securities lending collateral)	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Mid-Cap Core Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 year	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	-1.14%	11.24%	14.96%		6/22/09
Class A Shares at POP[3,4]	-6.83	9.93	13.96		6/22/09
Class C Shares at NAV[2] and with CDSC[4]	-1.91	10.40	14.08		6/22/09
Class I Shares	-0.92	11.50	15.22		6/22/09
S&P 500® Index	1.78	11.58	15.53	[5]	—
Russell Midcap® Index	-4.04	10.30	17.21	[5]	—

Fund Expense Ratios6: A Shares: Gross 2.47%, Net 1.35%; C Shares: Gross 3.22%, Net 2.10%; I Shares: Gross 2.22%, Net 1.10%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 22, 2009 (inception date of the Fund), for Class A, Class C, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Mid-Cap Growth Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PHSKX B Share: PSKBX C Share: PSKCX I Share: PICMX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Mid-Cap Growth Fund (the “Fund”) is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -2.51%, Class B shares returned -3.23%, Class C shares returned -3.23%, and Class I shares returned -2.24%. For the same period the S&P 500® Index, a broad-based equity index, returned 1.78% and the Russell Midcap® Growth Index, the Fund’s style-specific benchmark, returned -4.75%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks posted stronger performance than the benchmark. In particular, stocks with lower volatility relative to the market and long-term debt-to-capital of 30% or less performed better than lower quality peers. In this type of environment, our strategy will typically outperform, and the Fund outperformed the Russell Midcap® Growth Index, which was down 4.75% during the fiscal year.

The Fund’s outperformance was driven by positive stock selection in the consumer discretionary and information technology sectors, despite negative performance due to poor stock selection in the health care and consumer staples sectors.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Information Technology	26%
Consumer Discretionary	22
Consumer Staples	13
Industrials	10
Health Care	9
Financials	7
Energy	5
Other (includes securities lending collateral)	8

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Mid-Cap Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	-2.51%	5.36%	2.75%	—		—
Class A Shares at POP[3,4]	-8.12	4.12	2.14	—		—
Class B Shares at NAV[2]	-3.23	4.58	1.97	—		—
Class B Shares with CDSC[4]	-7.04	4.58	1.97	—		—
Class C Shares at NAV[2] and with CDSC[4]	-3.23	4.58	1.98	—		—
Class I Shares at NAV[2]	-2.24	5.64	—	3.66%		9/13/07
S&P 500® Index	1.78	11.58	7.01	6.19	[5]	—
Russell Midcap® Growth Index	-4.75	9.99	7.43	7.28	[5]	—

Fund Expense Ratios6: A Shares: Gross 1.46%, Net 1.40%; B Shares: Gross 2.21%, Net 2.15%; C Shares: Gross 2.21%, Net 2.15%; I Shares: Gross 1.21%, Net 1.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for Class B shares decline from 5% to 0% over a five-year period. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from Class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006, for Class A, Class B, and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Quality Large-Cap Value Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PPTAX C Share: PPTCX I Share: PIPTX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Quality Large-Cap Value Fund (the “Fund”) is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -1.53%, Class C shares returned -2.26% and Class I shares returned -1.28%. For the fiscal year, the S&P 500® Index, a broad-based equity index, returned 1.78%; and the Russell 1000® Value Index, the Fund’s style-specific benchmark, returned -1.54%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks outperformed their lower quality peers and the overall benchmark. In particular, stocks with lower volatility relative to the market outperformed riskier stocks and stocks with S&P Stock Rankings above B+ outperformed those stocks of lesser quality. Despite the high quality tailwind, the Fund performed in line with the Russell 1000® Value Index, which was down 1.54% for the fiscal year.

The Fund’s performance was driven by positive stock selection and underweights in the financials and energy sectors, despite some poor stock selection and an underweight in the information technology sector and poor stock selection in health care.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Financials	22%
Health Care	15
Industrials	12
Consumer Staples	11
Consumer Discretionary	10
Information Technology	10
Energy	7
Other (includes securities lending collateral)	13

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Quality Large-Cap Value Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	-1.53%	8.72%	4.77%	—		7/29/05
Class A Shares at POP[3,4]	-7.20	7.44	4.15	—		7/29/05
Class C Shares at NAV[2] and with CDSC[4]	-2.26	7.91	3.98	—		7/29/05
Class I Shares at NAV[2,7]	-1.28	8.99	—	5.37%		6/6/08
S&P 500® Index	1.78	11.58	7.01	7.77	[5]	—
Russell 1000® Value Index	-1.54	10.25	5.72	6.49	[5]	—

Fund Expense Ratios6: A Shares: Gross 1.42%, Net 1.35%; C Shares: Gross 2.17%, Net 2.10%; I Shares: Gross 1.17%, Net 1.10%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from Class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006 for Class A and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Quality Small-Cap Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PQSAX C Share: PQSCX I Share: PXQSX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Quality Small-Cap Fund (the “Fund”) is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned 0.94%, Class C shares returned 0.17%, and Class I shares returned 1.17%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%, and the Russell 2000® Value Index, the Fund’s style-specific benchmark, returned -7.72%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks significantly outperformed the benchmark. Specifically, stocks with S&P Stock Rankings above B+ outperformed their lower quality counterparts. Given this tailwind, the Fund outperformed the Russell 2000® Value Index, which was down 7.72% for the fiscal year.

From a sector perspective, Fund performance was helped by strong stock selection in the financial services sector and by strong stock selection and an overweight in consumer staples.

Fund performance was hurt by negative stock selection in the technology sector and by an underweight in utilities.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Information Technology	25%
Financials	22
Industrials	20
Consumer Discretionary	8
Consumer Staples	8
Health Care	4
Energy	3
Other (includes short-term investment)	10

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Quality Small-Cap Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	0.94%	9.04%	7.49%		6/28/06
Class A Shares at POP[3,4]	-4.86	7.76	6.84		6/28/06
Class C Shares at NAV[2] and with CDSC[4]	0.17	8.23	6.70		6/28/06
Class I Shares at NAV[2]	1.17	9.32	7.76		6/28/06
S&P 500® Index	1.78	11.58	7.56	[5]	—
Russell 2000® Value Index	-7.72	6.67	5.35	[5]	—

Fund Expense Ratios6: A Shares: Gross and Net 1.28%; C Shares: Gross and Net 2.03%; I Shares: Gross and Net 1.03%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 28, 2006 (inception date of the Fund) for Class A, Class C, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Small-Cap Core Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PKSAX C Share: PKSCX I Share: PKSFX R6 Share: VSCRX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Small-Cap Core Fund (the “Fund”) is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned 0.02%, Class C shares returned -0.73%, Class I shares returned 0.28%, and Class R6 shares returned 0.41%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%, and the Russell 2000® Index, the Fund’s style-specific benchmark, returned -9.76%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate

Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks posted stronger performance than the overall market, and the Fund outperformed the benchmark Russell 2000® Index to end the fiscal year in positive territory.

From a sector perspective, Fund performance was helped by positive stock selection in the producer durables sector and by positive stock selection and an underweight in the health care sector.

Fund performance was hurt by an underweight in utilities and by poor stock selection and an underweight in the consumer staples sector.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Industrials	30%
Information Technology	21
Financials	20
Energy	7
Health Care	7
Consumer Discretionary	6
Consumer Staples	5
Other (includes short-term investment)	4

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Small-Cap Core Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	0.02%	9.14%	6.87%	—		—
Class A Shares at POP[3,4]	-5.73	7.86	6.24	—		—
Class C Shares at NAV[2] and with CDSC[4]	-0.73	8.34	6.07	—		—
Class I Shares at NAV[2]	0.28	9.42	7.14	—		—
Class R6 Shares at NAV[2] and with CDSC[4]	0.41	—	—	4.49%		11/12/14
S&P 500® Index	1.78	11.58	7.01	2.93	[5]	—
Russell 2000® Index	-9.76	7.20	5.26	-3.05	[5]	—

Fund Expense Ratios6: A Shares: Gross and Net 1.34%; C Shares: Gross and Net 2.09%; I Shares: Gross and Net 1.09%; R6 Shares: Gross and Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from Class R6 shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006, for Class A, Class C, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Small-Cap Sustainable Growth Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PSGAX C Share: PSGCX I Share: PXSGX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Small-Cap Sustainable Growth Fund (the “Fund”) is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned 3.75%, Class C shares returned 2.97%, and Class I shares returned 4.00%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%; and the Russell 2000® Growth Index, the Fund’s style-specific benchmark, returned -11.84%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks outperformed the benchmark. Specifically, stocks with lower volatility relative to the market and long-term debt-to-capital ratios of less than 30% delivered strong returns, and the Fund significantly outperformed the Russell 2000® Growth Index during the period.

From a sector perspective, performance was helped by strong stock selection in the consumer discretionary sector, and by strong stock selection and overweight in health care.

Fund performance was hurt by an underweight in the utilities sector.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Information Technology	34%
Industrials	15
Financials	15
Consumer Staples	10
Health Care	8
Consumer Discretionary	8
Materials	4
Other (includes short-term investment)	6

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Small-Cap Sustainable Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2,7]	3.75%	13.58%	7.81%		6/28/06
Class A Shares at POP[3],4	-2.22	12.24	7.16		6/28/06
Class C Shares at NAV[2] and with CDSC[4]	2.97	12.71	7.00		6/28/06
Class I Shares at NAV[2]	4.00	13.85	7.99		6/28/06
S&P 500® Index	1.78	11.58	7.56	[5]	—
Russell 2000® Growth Index	-11.84	7.70	7.58	[5]	—

Fund Expense Ratios6: A Shares: Gross 1.58%, Net 1.50%; C Shares: Gross 2.33%, Net 2.25%; I Shares: Gross 1.33%, Net 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semi-annual report.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on June 28, 2006 (inception date of the Fund) for Class A, Class C, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Growth Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: PSTAX B Share: PBTHX C Share: SSTFX I Share: PLXGX

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

¢	Strategic Growth Fund (the “Fund”) is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned 0.39%, Class B shares returned -0.30%, Class C shares returned -0.31%, and Class I shares returned 0.66%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%, and the Russell 1000® Growth Index, the Fund’s style-specific benchmark, returned 2.52%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

1. How did the markets perform during the Fund’s fiscal year?

Equity markets were volatile during the Fund’s fiscal year, with stocks falling by almost 10% in the early weeks of 2016, only to finish the period on a slightly more even keel. The S&P 500® Index was up 1.78% for the period, but the small-cap benchmark, the Russell 2000® Index, was down 9.76%. After a difficult 2015, emerging markets started showing signs of a rebound in the first quarter of 2016, but still ended the Fund’s fiscal year down 12.03%, as measured by the MSCI Emerging Markets Index (net dividends).

The fixed income market was also essentially flat for most of the year, but gained ground in the first quarter of 2016 as it became clear the Federal Reserve would slow the pace at which it would raise interest rates for the year. Fixed income ended up 1.96%, as measured by the Barclays U.S. Aggregate Bond Index, with high yield, municipal, and Treasury bonds all posting gains for the fiscal year.

The most important economic event of the year was the collapse in energy prices, which continued into the beginning of 2016 with the price of crude oil hitting a 12-year low. This created clear winners and losers in equity and debt markets. Most of the losers for the fiscal year (energy stocks, master limited partnerships, value indices, and many emerging markets) had material exposure to and benefit from higher crude oil prices. The winners were consumers of oil (70% of U.S. gross domestic product), lower levels of inflation, and any business whose major cost input is crude oil or natural gas. So there was a tug of war in the economy where we would argue that energy, materials, and most industrial companies were in recession territory for the fiscal period, offsetting some of the strength in the consumer, technology, and health care industries. This is the reason we saw such dispersion in returns of equity and debt markets and generally slower global growth.

2. What factors affected the Fund’s performance during this period?

During the Fund’s fiscal year, higher quality stocks generated positive returns and outperformed their lower quality peers. In particular, stocks with lower volatility relative to the market performed better than riskier stocks and stocks with an S&P Stock Ranking above B+ performed better than those of lesser quality. Despite the high quality tailwind, the Fund underperformed the Russell 1000® Growth Index, which was up 2.52% for the fiscal year.

The Fund’s underperformance was driven by negative stock selection in the consumer staples and information technology sectors, despite positive contributions from stock selection and overweight positions in the consumer discretionary and industrials sectors.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Information Technology	35%
Consumer Discretionary	27
Consumer Staples	13
Health Care	12
Industrials	4
Energy	4
Materials	2
Other (includes short-term investment and securities lending collateral)	3

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Growth Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years	Inception to 3/31/16		Inception Date
Class A Shares at NAV[2]	0.39%	8.77%	4.95%	—		—
Class A Shares at POP[3,4]	-5.38	7.49	4.33	—		—
Class B Shares at NAV[2]	-0.30	7.98	4.19	—		—
Class B Shares with CDSC[4]	-4.08	7.98	4.19	—		—
Class C Shares at NAV[2] and with CDSC[4]	-0.31	7.96	4.17	—		—
Class I Shares at NAV[2]	0.66	9.04	—	5.92%		9/29/06
S&P 500® Index	1.78	11.58	7.01	6.93	[5]	—
Russell 1000® Growth Index	2.52	12.38	8.28	8.74	[5]	—

Fund Expense Ratios6: A Shares: Gross and Net 1.28%; B Shares: Gross and Net 2.03%; C Shares: Gross and Net 2.03%; I Shares: Gross and Net 1.03%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for Class B shares decline from 5% to 0% over a five-year period. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The index returns are from the Class I shares’ inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver, in effect through July 31, 2017. Gross Expense: Does not reflect the effect of the fee waiver. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006 for Class A, Class B, and Class C shares including any applicable sales charges or fees. The performance of the other share class will be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Tactical Allocation Fund Fund Summary March 31, 2016 (Unaudited)	Ticker Symbols: A Share: NAINX B Share: NBINX C Share: POICX

Portfolio Managers Commentaries by Euclid Advisors LLC – Equity Portfolio Newfleet Asset Management, LLC – Fixed Income Portfolio

¢	Tactical Allocation Fund (the “Fund”) is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.

For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -7.36%, Class B shares returned -8.01%, and Class C shares returned -8.02%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%; the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 1.96%; and the Tactical Allocation Fund Composite Index, the Fund’s style-specific benchmark, returned 2.12%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the equity markets perform during the Fund’s fiscal year?

The U.S. equity markets experienced a high level of volatility over the course of the last year, including two very violent selloffs. The S&P 500® Index dropped precipitously in August of 2015 on the back of concerns on how aggressively the Federal Reserve (“the Fed”) would tighten monetary policy and worries about the meaning of the collapse in the price of oil. Some market participants believed the rapid decline in oil prices was indicative of a global recession, and that bankruptcies could ensue in both the energy segment of the market and possibly even some banks that had lent to the oil companies. New lows were probed in late September, but by early November the S&P 500® Index had fully recovered its recent losses, and optimism returned, as the Fed seemed to be more measured in its outlook for higher rates. However, the market again had a swoon in January as global growth concerns kicked in on the back of weak numbers from China and muted U.S. economic data. Oil prices also dominated the narrative as the selloff in crude oil prices accelerated and hit new lows in mid-January.

Ultimately, the market once again bounced sharply, as the negative sentiment was so pervasive that it was hard to find anyone who believed in a rally. Furthermore, crude oil prices recovered, and perhaps even more favorably, the Fed made comments in February implying a less aggressive tightening cycle and possibly not hiking rates unless economic data was far stronger. Overall, the S&P 500® Index eked out a small gain (with dividends included), but it was a difficult ride in the U.S. equity markets for the last 12 months. It seems the valuation schizophrenia can be attributed to policy makers’ decisions and geopolitics rather than specific fundamental factors. Given the economic backdrop and generally mediocre earnings growth, a flat market year-over-year is unsurprising. However, the violent selloff and swift recovery are not related to fundamentals, but rather the market’s perception of what the Fed and other policy makers are telegraphing.

How did the international equity markets perform during the Fund’s fiscal year?

The international equity markets struggled during the fiscal year, with the MSCI EAFE® Index declining 8.27% (net dividends). It was a period where the tug of war between optimism and pessimism seemed to play out every six to eight weeks, as investors grappled with global growth concerns, currency devaluations, political uncertainty, and high profile terrorist attacks in Europe. The biggest debate centered on the outlook for global growth and central bank responses as Chinese economic activity waned. Perhaps as a sign of desperation to weakening demand for its exports, the Bank of China devalued the reminbi in late August and this was followed by several of its Asian trading partners. The uncertainty produced a drop in many commodities, particularly in the energy sector and this reverberated through the capital markets with the MSCI EAFE® Index plunging over 10% in the second fiscal quarter.

A snapback rally ensued in October as the Chinese equity and currency markets stabilized, but weaker overseas economic data, a 30% decline in the price of Brent crude oil, and the first interest rate increase in seven years by the Fed caused markets to reverse course. As 2015 unfolded, volatility once again moved higher as prices of risk assets declined. China announced a sub 7% growth rate for 2015 (the slowest advance since 1990) and Japan’s economy contracted while the U.S. economy continued to grow, albeit slowly. As in October, risk assets found their footing in mid-February and rallied strongly into the end of the fiscal year, with only a slight loss for the quarter.

How did the fixed income markets perform during the Fund’s fiscal year?

Most spread sectors underperformed U.S. Treasuries and agency mortgages during the fiscal year. A combination of factors contributed to a turbulent year in global markets. Concerns over weakness in China, plummeting commodity prices, and fears that the Fed had tightened too soon roiled markets at various times throughout the year. The tide turned in mid-February when the Fed’s unexpectedly dovish tone sparked a rally that brought firming commodity prices (notably oil), a demand for risk assets, as well as a selloff in the U.S. dollar. The fiscal year ended on a more positive, albeit wary, note.

Although challenges remained in the global environment, a number of positive developments helped to calm markets as the fiscal year came to a close. These included a more dovish Fed taking global macro risks into greater consideration, global central bank easing, weakening of the U.S. dollar, a rally in oil and commodity prices, and evidence that growth in China was not weakening dramatically and its currency had stabilized. Technical conditions in the credit markets also improved. Against the more positive global backdrop, better economic data in the U.S. have alleviated fears of an impending recession.

Over the last 12 months, yields increased at the front end of the U.S. Treasury curve and decreased in the belly of the curve, and overall the curve flattened.

What factors affected the performance of the Fund’s equity portfolio during the fiscal year?

It was a difficult year for stock picking in the domestic sleeve of the Fund. Notably, the largest stocks propelled the S&P 500® Index higher and generally far outperformed smaller names in the Index. In fact, the average U.S. stock was actually

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Tactical Allocation Fund (Continued)

down over the last year, but some mega-cap names drove the Index higher on the year. What appears to be happening in this market is that many investors are willing to buy names with either very high growth, regardless of price, or steady names that pay a higher dividend. These are the names, or segments of the market, that were actually positive over the last year. The stocks that offer growth at any price traded at price-to-earnings multiples reminiscent of the tech bubble, and even the steady areas of consumer staples and utilities had price-to-earnings multiples that were far above their long-term average.

Other areas of the market have been left behind, and in many cases have become cheap, both relatively and absolutely. This was the challenge for the domestic sleeve of the Fund in the last fiscal year. In aggregate, the U.S. equity portfolio has been very consistent in having a slight discount to the market on a valuation basis, but with a premium to the market on a growth basis. The Fund owns companies that have growth that is higher than the market, or their peers, but trade at a discount. This growth at a reasonable price strategy has worked well over time, however, this last year was challenged. The near-term catalyst for a reversal in the recent trends seems to be finally occurring as from mid-February through the end of the fiscal year, the performance of the domestic equity sleeve recovered somewhat. If investors have flocked to “safe” dividend stocks because of the zero interest rate policy and generally low rates, this trend could reverse if rates begin to rise.

Analyzing the process the Fund uses in picking domestic stocks, virtually every valuation metric used was a headwind to stock picking performance over the course of the last year. Breaking the S&P 500® Index up into five quintiles, thus 100 stocks in each group, the stocks with the highest valuations performed the best while those with the lowest valuations did the worst. This is generally not the case historically. Furthermore, the Fund tends to buy stocks with high cash flow yields, but once again this was an area of the market that struggled. Exacerbating the performance gap with the S&P 500® Index is that the Index has a vastly larger average market cap than the average market capitalization of the Fund’s domestic equity portfolio holdings, as it is a capitalization-weighted index, and the largest stocks have performed the best this year.

These factors were more pervasive and extended than in the past. Although it is too early to predict a turn in these factors, once again, at least from mid-February there was a reversal in these trends and the Fund’s domestic stock performance improved.

With the increase in name-specific volatility and overall punishing price action of stocks that fall short of earnings forecasts, the Fund’s equity subadviser incorporated a tactical strategy to more quickly sell domestic companies that miss earnings. In this market, losers seem banished to purgatory and generally continue to decline. The portfolio has more aggressively culled names that look challenged in the short term, and opted for stocks that hopefully have stronger near- and medium-term prospects. We recognize that the recent performance of the domestic stocks in the portfolio has been disappointing. It has been a tough market for our style of picking stocks over the last year, and while we are addressing a persistently quirky market by making tactical changes, strategically speaking, this is no time to dramatically change course. The confidence in our style of growth at a reasonable price is unshaken and we believe a reversion to the mean in fundamentals will once again prove our strategy, and reward the steady hand of patience.

What factors affected the performance of the Fund’s international equity portfolio during the fiscal year?

The Fund’s international portfolio declined in the fiscal year, but outperformed the international equity market, as measured by the MSCI EAFE® Index. On a sector basis, asset allocation provided the majority of the relative returns. An underweight to materials and an overweight to telecommunications offset losses due to underweights to consumer staples and industrials. Security selection accounted for the gains within telecommunications, consumer discretionary, and materials while weak stock selection in healthcare, energy, and financials detracted from the portfolio’s performance. On a country basis, security selection was the dominant driver to relative returns, with positive outperformance from Japan, the United Kingdom, and Norway countering declines in Canada, the Netherlands, and India.

What factors affected the performance of the Fund’s fixed income portfolio during the fiscal year?

The outperformance of U.S. Treasuries and agency mortgages relative to most fixed income spread sectors was the key driver of the underperformance of the Fund’s fixed income portfolio.

The allocation to structured product and issue selection within the corporate high quality and emerging market high yield segments of the portfolio positively impacted performance.

The allocation to non-U.S. dollar securities and corporate high-yield bonds detracted from performance. Exposure to commodity issuers within the energy and metals & mining industries also negatively impacted performance.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Tactical Allocation Fund (Continued)

Asset Allocations (Unaudited)

The following table presents portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Common Stocks		59%
Information Technology	13%
Consumer Discretionary	9
Financials	8
All Other Sectors in Common Stocks	29
Corporate Bonds and Notes		20
Financials	5
Energy	4
Consumer Discretionary	3
All Other Sectors in Corporate Bonds and Notes	8
Mortgage-Backed Securities		7
Loan Agreements		3
Foreign Government Securities		2
Asset-Backed Securities		2
Other (includes short-term investment and securities lending collateral)		7

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Tactical Allocation Fund (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 year	5 years	10 years
Class A Shares at NAV[2]	-7.36%	4.74%	4.57%
Class A Shares at POP[3],4	-12.68	3.50	3.95
Class B Shares at NAV[2]	-8.01	3.95	3.81
Class B Shares with CDSC[4]	-11.48	3.95	3.81
Class C Shares at NAV[2] and with CDSC[4]	-8.02	3.93	3.78
S&P 500® Index	1.78	11.58	7.01
Barclays U.S. Aggregate Bond Index	1.96	3.78	4.90
Tactical Allocation Fund Composite Index	2.12	7.83	6.27

Fund Expense Ratios5: A Shares: Gross and Net 1.30%; B Shares: Gross and Net 2.05%; C Shares: Gross and Net 2.05%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for Class B shares decline from 5% to 0% over a five-year period. CDSC charges for all redemptions of Class C shares are 1% in the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth in the prospectus for the Fund effective 7/29/15, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

Growth of $10,000 For periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006 for Class A, Class B, and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—12.5%
Big Lots, Inc.	168,580	$7,635
Mattel, Inc.	94,600	3,181
Target Corp.	131,700	10,836
TJX Cos., Inc. (The)	131,230	10,282

		31,934

Consumer Staples—8.6%
ConAgra Foods, Inc.	287,330	12,821
Koninklijke Ahold NV Sponsored ADR	407,049	9,134

		21,955

Energy—13.8%
Devon Energy Corp.	250,430	6,872
Nabors Industries Ltd.	984,602	9,058
Occidental Petroleum Corp.	123,730	8,467
ONEOK, Inc.	360,550	10,766

		35,163

Financials—4.3%
Weyerhaeuser Co. REIT	357,050	11,061

Industrials—25.8%
Emerson Electric Co.	145,569	7,916
HD Supply Holdings, Inc.(2)	342,860	11,339
Hertz Global Holdings, Inc.(2)	727,570	7,661
Owens Corning, Inc.	170,290	8,051
Raytheon Co.	80,040	9,815
Republic Services, Inc.	193,522	9,221
SPX Flow, Inc.(2)	184,040	4,616
USG Corp.(2)	279,150	6,926

		65,545

	SHARES	VALUE
Materials—29.5%
Alcoa, Inc.(3)	1,055,780	$10,114
Allegheny Technologies, Inc.(3)	462,470	7,538
Ball Corp.	71,720	5,113
Crown Holdings, Inc.(2)	203,000	10,067
Dow Chemical Co. (The)	165,080	8,396
FMC Corp.	174,790	7,056
International Paper Co.	274,180	11,252
Owens-Illinois, Inc.(2)	640,110	10,216
Sealed Air Corp.	110,300	5,296

		75,048

Utilities—4.6%
Dominion Resources, Inc.	156,470	11,754
TOTAL COMMON STOCKS (Identified Cost $208,238)		252,460
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $208,238)		252,460

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(5)	417,729	418
TOTAL SHORT-TERM INVESTMENT (Identified Cost $418)		418

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—4.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(4)(5)	11,113,194	$11,113
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $11,113)		11,113
TOTAL INVESTMENTS—103.7% (Identified Cost $219,769)		263,991	(1)
Other assets and liabilities, net—(3.7)%		(9,396)

NET ASSETS—100.0%		$254,595

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
Netherlands	4
Bermuda	3
Total	100%
† % of total investments as of March 31, 2016

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$252,460	$252,460
Securities Lending Collateral	11,113	11,113
Short-Term Investment	418	418

Total Investments	$263,991	$263,991

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(2)—99.0%
Consumer Staples Select Sector SPDR Fund	236,651	$12,554
Energy Select Sector SPDR Fund	188,134	11,649
Industrial Select Sector SPDR Fund	213,836	11,862
Materials Select Sector SPDR Fund	268,041	12,011
PowerShares S&P 500 Low Volatility Portfolio	1,340,277	54,054
Technology Select Sector SPDR Fund	276,947	12,285
Utilities Select Sector SPDR Fund	258,449	12,824
Vanguard S&P 500 ETF(3)	109,143	20,580
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $138,214)		147,819

	CONTRACTS
PURCHASED OPTIONS—0.0%

Call Options—0.0%
S&P 500® Index expiration 4/1/16 strike price $2,180	497	0
S&P 500® Index expiration 4/8/16 strike price $2,170	495	2

		2

	CONTRACTS	VALUE
Put Options—0.0%
S&P 500® Index expiration 4/1/16 strike price $1,910	497	$3
S&P 500® Index expiration 4/8/16 strike price $1,875	495	12

		15
TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $127)		17
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $138,341)		147,836
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.0%
(Identified Cost $138,341)		147,836 (1)

WRITTEN OPTIONS—0.0%

Call Options—0.0%
S&P 500® Index expiration 4/1/16 strike price $2,120	497	(2)
S&P 500® Index expiration 4/8/16 strike price $2,110	495	(20)

		(22)

	CONTRACTS	VALUE
Put Options—0.0%
S&P 500® Index expiration 4/1/16 strike price $1,970	497	$(5)
S&P 500® Index expiration 4/8/16 strike price $1,935	495	(22)

		(27)
TOTAL WRITTEN OPTIONS—% (Premiums Received $370)		(49)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.0%
(Identified Cost $137,971)		147,787 (1)
Other assets and liabilities, net—1.0%		1,553

NET ASSETS—100.0%		$149,340

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
(3)	All or a portion segregated as collateral for written options.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$147,819	$147,819
Purchased Options	17	17

Total Investments	$147,836	$147,836

Liabilities:
Equity Securities:
Written Options	$(49)	$(49)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%

Consumer Discretionary—11.5%
Ross Stores, Inc.	26,694	$1,546
TripAdvisor, Inc.(2)	17,374	1,155
Wynn Resorts Ltd.	14,085	1,316

		4,017

Consumer Staples—5.3%
Church & Dwight Co., Inc.	7,246	668
Monster Beverage Corp.(2)	8,935	1,192

		1,860

Energy—2.8%
Core Laboratories N.V.(3)	8,772	986

Financials—11.7%
First Financial Bancshare, Inc.	31,115	920
RLI Corp.	15,107	1,010
Signature Bank(2)	11,114	1,513
T. Rowe Price Group, Inc.	8,465	622

		4,065

Health Care—16.6%
Cooper Cos., Inc. (The)	6,738	1,037
DENTSPLY SIRONA, Inc.	23,315	1,437
Edwards Lifesciences Corp.(2)	11,592	1,023
Globus Medical, Inc.(2)	41,200	979
Zoetis, Inc.	29,399	1,303

		5,779

Industrials—28.9%
Ametek, Inc.	26,815	1,340
Equifax, Inc.	9,774	1,117

	SHARES	VALUE
Industrials—continued
Expeditors International of Washington, Inc.	16,495	$805
Exponent, Inc.	24,927	1,272
Graco, Inc.	13,910	1,168
Nordson Corp.	17,590	1,338
Rockwell Collins, Inc.	16,663	1,536
WABCO Holdings, Inc.(2)	14,010	1,498

		10,074

Information Technology—16.6%
Amphenol Corp. Class A	21,407	1,238
ANSYS, Inc.(2)	12,614	1,128
Broadridge Financial Solutions, Inc.	18,675	1,108
Intuit, Inc.	9,551	993
Skyworks Solutions, Inc.	17,005	1,325

		5,792

Materials—3.1%
International Flavors & Fragrances, Inc.	9,419	1,071
TOTAL COMMON STOCKS (Identified Cost $30,995)		33,644
TOTAL LONG TERM INVESTMENTS—96.5%
(Identified Cost $30,995)		33,644

SHORT-TERM INVESTMENT—2.4%

Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(5)	826,952	827
TOTAL SHORT-TERM INVESTMENT (Identified Cost $827)		827

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.045%)(4)(5)	607,657	$608
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $608)		608
TOTAL INVESTMENTS—100.6% (Identified Cost $32,430)		35,079	(1)
Other assets and liabilities, net—(0.6)%		(200)

NET ASSETS—100.0%		$34,879

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$33,644	$33,644
Securities Lending Collateral	608	608
Short-Term Investment	827	827

Total Investments	$35,079	$35,079

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—23.9%
Ctrip.Com International Ltd. ADR(2)(3)	37,135	$1,644
Discovery Communications, Inc. Class A(2)	51,920	1,486
Domino’s Pizza, Inc.	22,560	2,975
Expedia, Inc.	13,506	1,456
Netflix, Inc.(2)	27,615	2,823
Pool Corp.	29,230	2,565
Ross Stores, Inc.	34,135	1,976
TripAdvisor, Inc.(2)	21,810	1,450
Under Armour, Inc. Class A(2)	18,030	1,530
Wynn Resorts Ltd.(3)	26,630	2,488

		20,393

Consumer Staples—13.9%
Brown-Forman Corp. Class B	23,835	2,347
Chefs’ Warehouse, Inc. (The)(2)	70,370	1,428
McCormick & Co., Inc.	22,100	2,199
Mead Johnson Nutrition Co.	23,195	1,971
Monster Beverage Corp.(2)	29,130	3,885

		11,830

Energy—5.4%
Cabot Oil & Gas Corp.	82,860	1,882
Core Laboratories N.V.(3)	16,630	1,869
Oceaneering International, Inc.	25,000	831

		4,582

Financials—7.9%
Financial Engines, Inc.	38,220	1,201
MarketAxess Holdings, Inc.	21,275	2,656
Morningstar, Inc.	22,740	2,007
Northern Trust Corp.	12,605	822

		6,686

	SHARES	VALUE
Health Care—9.7%
BioMarin Pharmaceutical, Inc.(2)	14,615	$1,205
DENTSPLY SIRONA, Inc.	37,840	2,332
Diplomat Pharmacy, Inc.(2)	26,935	738
HealthEquity, Inc.(2)	55,700	1,374
Perrigo Co. plc	7,960	1,018
Zoetis, Inc.	36,780	1,631

		8,298

Industrials—10.7%
Middleby Corp. (THE)(2)	13,405	1,431
MSC Industrial Direct Co., Inc. Class A	23,165	1,768
Proto Labs, Inc.(2)	21,865	1,686
Roper Technologies, Inc.	13,830	2,527
Stericycle, Inc.(2)	13,535	1,708

		9,120

Information Technology—28.0%
Amphenol Corp. Class A	45,970	2,658
ANSYS, Inc.(2)	10,745	961
Autohome, Inc. ADR(2)(3)	40,335	1,127
CoStar Group, Inc.(2)	10,920	2,055
Ellie Mae, Inc.(2)(3)	45,410	4,116
First Solar, Inc.(2)	16,435	1,125
Fleetmatics Group plc(2)	32,065	1,305
Gartner, Inc.(2)	27,450	2,453
MercadoLibre, Inc.	20,985	2,473
Palo Alto Networks, Inc.(2)	4,515	737
Paycom Software, Inc.(2)	46,895	1,670
Workday, Inc. Class A(2)	22,255	1,710
Yandex NV Class A(2)	99,030	1,517

		23,907
TOTAL COMMON STOCKS (Identified Cost $63,771)		84,816
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $63,771)		84,816

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—8.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(4)(5)	7,525,595	$7,526
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,526)		7,526
TOTAL INVESTMENTS—108.3% (Identified Cost $71,297)		92,342	(1)
Other assets and liabilities, net—(8.3)%		(7,073)

NET ASSETS—100.0%		$85,269

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$84,816	$84,816
Securities Lending Collateral	7,526	7,526

Total Investments	$92,342	$92,342

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%

Consumer Discretionary—9.8%
Las Vegas Sands Corp.	16,507	$853
Lowe’s Cos., Inc.	39,552	2,996
TJX Cos., Inc. (The)	31,536	2,471

		6,320

Consumer Staples—10.9%
General Mills, Inc.	20,931	1,326
Hormel Foods Corp.	49,930	2,159
Kimberly-Clark Corp.	11,470	1,543
Philip Morris International, Inc.	20,676	2,028

		7,056

Energy—6.9%
Core Laboratories N.V.(2)	13,805	1,552
Exxon Mobil Corp.	16,737	1,399
Halliburton Co.	42,511	1,518

		4,469

Financials—21.6%
Charles Schwab Corp. (The)	39,873	1,117
CME Group, Inc.	22,464	2,158
Marsh & McLennan Cos., Inc.	42,708	2,596
Northern Trust Corp.	11,012	718
PNC Financial Services Group, Inc. (The)	21,738	1,838
Travelers Cos., Inc. (The)	27,796	3,244
U.S. Bancorp	58,036	2,356

		14,027

Health Care—15.4%
Abbott Laboratories	41,618	1,741
Amgen, Inc.	9,730	1,459
Gilead Sciences, Inc.	15,366	1,412
Medtronic plc	26,044	1,953
Roche Holding AG Sponsored ADR	51,671	1,582
Zoetis, Inc.	41,207	1,827

		9,974

	SHARES	VALUE
Industrials—12.4%
3M Co.	14,050	$2,341
Honeywell International, Inc.	20,218	2,266
Illinois Tool Works, Inc.	16,206	1,660
Waste Management, Inc.	29,768	1,756

		8,023

Information Technology—9.9%
Accenture plc Class A	15,073	1,740
Analog Devices, Inc.	26,671	1,579
Apple, Inc.	12,968	1,413
Automatic Data Processing, Inc.	19,097	1,713

		6,445

Materials—6.7%
International Flavors & Fragrances, Inc.	20,094	2,286
PPG Industries, Inc.	18,360	2,047

		4,333

Utilities—4.8%
WEC Energy Group, Inc.	51,371	3,086
TOTAL COMMON STOCKS (Identified Cost $48,738)		63,733
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $48,738)		63,733

SECURITIES LENDING COLLATERAL—1.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(3)(4)	1,147,392	1,147
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,147)		1,147
TOTAL INVESTMENTS—100.1% (Identified Cost $49,885)		64,880	(1)
Other assets and liabilities, net—(0.1)%		(92)

NET ASSETS—100.0%		$64,788

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$63,733	$63,733
Securities Lending Collateral	1,147	1,147

Total Investments	$64,880	$64,880

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.9%

Consumer Discretionary—8.4%
Cheesecake Factory, Inc. (The)	182,500	$9,689
Cinemark Holdings, Inc.	291,200	10,434

		20,123

Consumer Staples—7.9%
National Beverage Corp.(2)	195,004	8,253
Village Super Market, Inc. Class A	92,800	2,242
WD-40 Co.	77,154	8,333

		18,828

Energy—3.0%
Core Laboratories N.V.	64,000	7,194

Financials—21.5%
Artisan Partners Asset Management, Inc. Class A	244,000	7,525
Bank of Hawaii Corp.	131,800	8,999
First Cash Financial Services, Inc.	76,550	3,526
First Financial Bancshares, Inc.	200,000	5,916
HFF, Inc. Class A	151,500	4,171
Primerica, Inc.	172,000	7,659
RE/MAX Holdings, Inc. Class A	158,000	5,420
RLI Corp.	125,312	8,378

		51,594

Health Care—3.8%
Patterson Cos., Inc.	197,100	9,171

	SHARES	VALUE

Industrials—19.9%
CEB, Inc.	132,782	$8,595
CLARCOR, Inc.	24,371	1,408
G&K Services, Inc. Class A	79,683	5,837
Graco, Inc.	123,617	10,379
Landstar System, Inc.	138,128	8,924
RBC Bearings, Inc.(2)	107,500	7,875
Sun Hydraulics Corp.	140,000	4,647

		47,665

Information Technology—24.4%
American Software, Inc. Class A	459,391	4,135
Badger Meter, Inc.	122,317	8,135
Cabot Microelectronics Corp.	134,700	5,511
Cass Information Systems, Inc.	156,319	8,183
Cognex Corp.	113,356	4,415
Computer Services, Inc.	91,578	3,480
Jack Henry & Associates, Inc.	112,250	9,493
Monotype Imaging Holdings, Inc.	311,299	7,446
Syntel, Inc.(2)	152,086	7,594

		58,392
TOTAL COMMON STOCKS (Identified Cost $153,415)		212,967
TOTAL LONG TERM INVESTMENTS—88.9%
(Identified Cost $153,415)		212,967

	SHARES	VALUE
SHORT-TERM INVESTMENT—10.1%

Money Market Mutual Fund—10.1%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	24,110,698	$24,111
TOTAL SHORT-TERM INVESTMENT (Identified Cost $24,111)		24,111
TOTAL INVESTMENTS—99.0%
(Identified Cost $177,526)		237,078	(1)
Other assets and liabilities, net—1.0%		2,291

NET ASSETS—100.0%		$239,369

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$212,967	$212,967
Short-Term Investment	24,111	24,111

Total Investments	$237,078	$237,078

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.1%

Consumer Discretionary—6.0%
NVR, Inc.(2)	4,888	$8,468
Pool Corp.	104,750	9,191

		17,659

Consumer Staples—4.9%
Chefs’ Warehouse, Inc. (The)(2)	265,434	5,386
PriceSmart, Inc.	107,100	9,058

		14,444

Energy—7.0%
Core Laboratories N.V.	96,600	10,859
Dril-Quip, Inc.(2)	163,700	9,914

		20,773

Financials—20.0%
Artisan Partners Asset Management, Inc. Class A	330,800	10,202
FactSet Research Systems, Inc.	41,300	6,258
HFF, Inc. Class A	266,000	7,323
MarketAxess Holdings, Inc.	112,132	13,997
Primerica, Inc.	283,200	12,611
RLI Corp.	130,608	8,733

		59,124

Health Care—7.0%
Abaxis, Inc.	273,200	12,401
Computer Programs & Systems, Inc.	155,900	8,125

		20,526

	SHARES	VALUE
Industrials—29.2%
Copart, Inc.(2)	256,900	$10,474
Donaldson Co., Inc.	195,000	6,222
Exponent, Inc.	209,326	10,678
Graco, Inc.	133,400	11,200
Landstar System, Inc.	227,300	14,686
RBC Bearings, Inc.(2)	94,248	6,904
Teledyne Technologies, Inc.(2)	149,100	13,142
Toro Co. (The)	148,500	12,789

		86,095

Information Technology—20.6%
Aspen Technology, Inc.(2)	249,200	9,004
Autohome, Inc. ADR(2)	480,000	13,411
CDW Corp.	364,300	15,118
Jack Henry & Associates, Inc.	120,700	10,208
Shutterstock, Inc.(2)	360,400	13,237

		60,978

Materials—1.4%
AptarGroup, Inc.	52,100	4,085
TOTAL COMMON STOCKS (Identified Cost $230,656)		283,684
TOTAL LONG TERM INVESTMENTS—96.1%
(Identified Cost $230,656)		283,684

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.6%

Money Market Mutual Fund—2.6%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	7,762,252	$7,762
TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,762)		7,762
TOTAL INVESTMENTS—98.7% (Identified Cost $238,418)		291,446	(1)
Other assets and liabilities, net—1.3%		3,965

NET ASSETS—100.0%		$295,411

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$283,684	$283,684
Short-Term Investment	7,762	7,762

Total Investments	$291,446	$291,446

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.6%

Consumer Discretionary—7.4%
Monro Muffler Brake, Inc.	78,600	$5,618
Ollie’s Bargain Outlet Holdings, Inc.(2)	408,800	9,578

		15,196

Consumer Staples—9.5%
Chefs’ Warehouse, Inc. (The)(2)	606,500	12,306
PriceSmart, Inc.	86,100	7,282

		19,588

Financials—15.1%
FactSet Research Systems, Inc.	49,650	7,524
Financial Engines, Inc.	231,351	7,271
MarketAxess Holdings, Inc.	74,000	9,237
Morningstar, Inc.	81,828	7,223

		31,255

Health Care—8.4%
Abaxis, Inc.	207,500	9,419
National Research Corp. Class A	507,655	7,894

		17,313

Industrials—15.2%
AAON, Inc.	182,800	5,118
Copart, Inc.(2)	157,850	6,436
Heartland Express, Inc.	206,600	3,832
HEICO Corp. Class A	171,533	8,165
HUB Group, Inc. Class A(2)	97,100	3,961
Omega Flex, Inc.	111,679	3,884

		31,396

	SHARES	VALUE
Information Technology—33.6%
ANSYS, Inc.(2)	56,500	$5,054
Aspen Technology, Inc.(2)	268,000	9,683
Autohome, Inc. ADR(2)	368,200	10,288
Ellie Mae, Inc.(2)	79,850	7,238
MercadoLibre, Inc.	94,700	11,160
Mesa Laboratories, Inc.	30,100	2,900
NVE Corp.	152,700	8,632
Paycom Software, Inc.(2)	57,800	2,058
Shutterstock, Inc.(2)	336,600	12,363

		69,376

Materials—3.4%
UFP Technologies, Inc.(2)	319,800	7,122
TOTAL COMMON STOCKS (Identified Cost $153,361)		191,246
TOTAL LONG TERM INVESTMENTS—92.6%
(Identified Cost $153,361)		191,246

SHORT-TERM INVESTMENT—6.2%

Money Market Mutual Fund—6.2%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(3)	12,749,424	12,749
TOTAL SHORT-TERM INVESTMENT (Identified Cost $12,749)		12,749
TOTAL INVESTMENTS—98.8% (Identified Cost $166,110)		203,995	(1)
Other assets and liabilities, net—1.2%		2,515

NET ASSETS—100.0%		$206,510

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$191,246	$191,246
Short-Term Investment	12,749	12,749

Total Investments	$203,995	$203,995

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%

Consumer Discretionary—26.7%
Amazon.com, Inc.(2)	21,070	$12,508
Home Depot, Inc. (The)	101,785	13,581
Las Vegas Sands Corp.	209,613	10,833
Netflix, Inc.(2)	83,200	8,506
NIKE, Inc. Class B	356,550	21,917
Priceline Group, Inc. (The)(2)	9,776	12,601
Ross Stores, Inc.	185,666	10,750
Starbucks Corp.	296,121	17,678
TripAdvisor, Inc.(2)	103,441	6,879

		115,253

Consumer Staples—12.9%
Colgate-Palmolive Co.	118,175	8,349
Costco Wholesale Corp.	58,917	9,284
Estee Lauder Cos., Inc. (The) Class A	60,697	5,724
Mead Johnson Nutrition Co.	76,016	6,459
Monster Beverage Corp.(2)	102,051	13,612
Philip Morris International, Inc.	126,327	12,394

		55,822

Energy—4.0%
Cabot Oil & Gas Corp.	186,261	4,230
Cameron International Corp.(2)	88,499	5,934
Core Laboratories N.V.(3)	62,999	7,081

		17,245

Financials—1.2%
Charles Schwab Corp. (The)	177,368	4,970

Health Care—12.6%
Amgen, Inc.	21,530	3,228
BioMarin Pharmaceutical, Inc.(2)	69,456	5,729
Bristol-Myers Squibb Co.	195,816	12,509

	SHARES	VALUE
Health Care—continued
Celgene Corp.(2)	94,012	$9,410
Gilead Sciences, Inc.	130,264	11,966
Perrigo Co. plc	28,668	3,667
Zoetis, Inc.	171,377	7,597

		54,106

Industrials—4.5%
Danaher Corp.	95,502	9,059
Roper Technologies, Inc.	55,729	10,186

		19,245

Information Technology—35.3%
Accenture plc Class A	67,048	7,737
Alibaba Group Holding Ltd. ADR(2)	179,030	14,149
Alphabet, Inc. Class A(2)	15,557	11,869
Amphenol Corp. Class A	202,778	11,725
ANSYS, Inc.(2)	57,655	5,158
Apple, Inc.	201,002	21,907
CoStar Group, Inc.(2)	38,301	7,207
Facebook, Inc. Class A(2)	348,810	39,799
Fleetmatics Group plc	138,403	5,634
Paycom Software, Inc.(2)	131,192	4,671
Visa, Inc. Class A	204,894	15,670
Workday, Inc. Class A(2)	87,311	6,709

		152,235

Materials—1.8%
Ecolab, Inc.	69,776	7,781
TOTAL COMMON STOCKS (Identified Cost $268,177)		426,657
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $268,177)		426,657

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(5)	2,440,554	$2,441
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,441)		2,441

SECURITIES LENDING COLLATERAL—1.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(4)(5)	7,269,340	7,269
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,269)		7,269
TOTAL INVESTMENTS—101.2% (Identified Cost $277,887)		436,367	(1)
Other assets and liabilities, net—(1.2)%		(5,267)

NET ASSETS—100.0%		$431,100

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$426,657	$426,657
Securities Lending Collateral	7,269	7,269
Short-Term Investment	2,441	2,441

Total Investments	$436,367	$436,367

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of March 31, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Bond
1.625%, 2/15/26	$1,000		$986
2.500%, 2/15/46	200		195
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,165)			1,181

MUNICIPAL BONDS—0.0%

Illinois—0.0%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	45		48
TOTAL MUNICIPAL BONDS (Identified Cost $45)			48

FOREIGN GOVERNMENT SECURITIES—2.3%
Argentine Republic Series NY, 8.280%, 12/31/33(15)	294		353
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	35		14
RegS 7.750%, 10/13/19(5)	34		13
RegS 8.250%, 10/13/24(5)	140		48
RegS 7.650%, 4/21/25(5)	320		108
9.375%, 1/13/34	245		88
Dominican Republic 144A 6.875%, 1/29/26(4)	135		144
Federative Republic of Brazil 8.500%, 1/5/24	390	BRL	83
Mongolia 144A 5.125%, 12/5/22(4)	200		156
Provincia de Buenos Aires Argentina 144A 9.125%, 3/16/24(4)	150		155
Republic of Azerbaijan 144A 4.750%, 3/18/24(4)	200		190
Republic of Chile 5.500%, 8/5/20	95,000	CLP	147
Republic of Colombia 4.375%, 3/21/23	386,000	COP	108
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		181
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		189
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		226
Republic of Indonesia 8.375%, 9/15/26	1,695,000	IDR	134
Republic of Peru 4.125%, 8/25/27	115		121
Republic of Poland 3.250%, 4/6/26	100		100
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,125	ZAR	76
5.875%, 9/16/25	200		216
Russian Federation 144A 7.850%, 3/10/18(4)	10,000	RUB	145
Ukraine 144A 7.750%, 9/1/26(4)	160		141

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
United Mexican States
Series M, 6.500%, 6/9/22	4,006	MXN	$243
4.750%, 3/8/44	140	MXN	140
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $4,180)			3,519

MORTGAGE-BACKED SECURITIES—7.2%

Agency—1.6%
FNMA
3.500%, 12/1/42	252		265
3.000%, 3/1/43	426		437
3.000%, 4/1/43	294		302
3.000%, 6/1/43	284		292
4.000%, 10/1/44	287		307
3.500%, 1/1/45	217		227
3.000%, 12/1/45	129		132
3.500%, 12/1/45	182		192
3.000%, 2/1/46	344		353

			2,507

Non-Agency—5.6%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180		179
15-SFR2, C 144A 4.691%, 10/17/45(4)	205		201
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.839%, 6/25/33(3)	115		108
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	200		207
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	36		36
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	174		175
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates
05-1, AF5A 5.136%, 7/25/35(3)	204		202
05-12, 2A4 5.575%, 2/25/36(3)	160		159
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375		394
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C3, A4 5.897%, 7/15/44(3)	156		161
Chase Mortgage Finanace Corp. 16-1, M2 144A 3.750%, 4/25/45(4)	135		134

	PAR VALUE	VALUE
Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	$64	$63
15-A, A1 144A 3.500%, 6/25/58(3)(4)	152	156
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(4)	123	122
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	174	159
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	118	114
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(3)(4)	160	163
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 3.033%, 5/25/24(3)	215	194
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(3)(4)	110	99
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.286%, 4/25/28(3)	250	252
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)(4)	130	127
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 3.313%, 5/25/35(3)	108	101
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(3)	192	186
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	59	59
GSR Mortgage Loan Trust 2006-1F 6.000%, 2/25/36	71	63
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	56	58
07-HSA3, AI4 6.110%, 6/25/37(3)	280	286
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46	120	131
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc. 07-PW15, AM 5.363%, 2/11/44	120	121

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	$142	$149
06-LDP9, A3 5.336%, 5/15/47	171	173
07-LDP10, AM 5.464%, 1/15/49(3)	239	237
MASTR Adjustable Rate Mortgages Trust 05-1 2.989%, 2/25/35(3)	107	96
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	238	238
05-2, 2A1 6.000%, 1/25/35	113	116
MASTR Reperforming Loan Trust
05-1, 1A2 144A 6.500%, 8/25/34(4)	134	132
05-1, 1A5 144A 8.000%, 8/25/34(4)	166	175
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	65	66
Morgan Stanley – Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	335	343
15-C26,C 4.412%, 10/15/48(3)	155	150
Morgan Stanley Capital I Trust 07-IQ14, AM 5.667%, 4/15/49(3)	137	136
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	100	100
New Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(3)	111	115
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	59	59
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	84	84
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	81	83
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	142	142
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	26	26
Sequoia Mortgage Trust 15-1, A1 144A 3.500%, 1/25/45(3)(4)	159	161

	PAR VALUE	VALUE
Non-Agency—continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	$97	$95
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(3)(4)	197	198
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	123	122
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	123	122
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	113	111
VFC LLC 15-3, B 144A 4.750%, 12/20/31(4)	250	250
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	159
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(3)(4)	150	161
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(3)(4)	108	112

		8,521
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,044)		11,028

ASSET-BACKED SECURITIES—1.7%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	253
15-1A, C 144A 3.580%, 6/15/21(4)	400	391
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	167	167
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	48
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(4)	200	199
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	140	140
15-A1, C 144A 4.100%, 12/15/20(4)	165	163
15-2A, C 144A 3.900%, 3/15/21(4)	175	171
15-3, 144A 6.550%, 10/17/22(4)	155	149
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	239	243

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	$210	$213
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	101
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	202	194
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(4)	209	204
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,675)		2,636

CORPORATE BONDS AND NOTES—19.8%

Consumer Discretionary—2.9%
Aramark Services, Inc. 144A 5.125%, 1/15/24(4)	75	79
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	140	149
Boyd Gaming Corp.
9.000%, 7/1/20	80	85
6.875%, 5/15/23	80	86
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(4)	120	115
144A 6.125%, 7/1/22(4)	55	49
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	40	34
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	64
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	95	75
CCO Holding Safari LLC 144A 5.750%, 2/15/26(4)	110	114
CCO Holdings LLC 144A 5.125%, 5/1/23(4)	70	71
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	50	53
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	45	47
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	260	240
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	214
Grupo Televisa SAB 4.625%, 1/30/26	200	211
Jarden Corp. 144A 5.000%, 11/15/23(4)	25	26
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	65	69
M/I Homes, Inc. 6.750%, 1/15/21	90	89

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
MDC Holdings, Inc. 5.500%, 1/15/24	$155	$149
Meritor, Inc. 6.750%, 6/15/21	120	112
MGM Resorts International 6.000%, 3/15/23	85	88
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	105	108
MPG Holdco I, Inc. 7.375%, 10/15/22	160	159
New York University 4.142%, 7/1/48	105	104
Newell Rubbermaid, Inc.
5.375%, 4/1/36	30	32
5.500%, 4/1/46	40	43
Numericable Group S.A. 144A 6.000%, 5/15/22(4)	215	211
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	25	26
Penn National Gaming, Inc. 5.875%, 11/1/21	85	85
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	90	95
QVC, Inc. 5.125%, 7/2/22	135	142
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	100
Scientific Games International, Inc.
6.625%, 5/15/21	110	67
144A 7.000%, 1/1/22(4)	110	113
Signet UK Finance plc 4.700%, 6/15/24	165	164
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(4)	95	92
Toll Brothers Finance Corp.
4.000%, 12/31/18	210	218
6.750%, 11/1/19	135	151
TRI Pointe Group, Inc. 5.875%, 6/15/24	165	165
VTR Finance BV 144A 6.875%, 1/15/24(4)	200	196

		4,490

Consumer Staples—0.5%
Constellation Brands, Inc. 4.750%, 12/1/25	35	36
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	100
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	177
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	65
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	48
Safeway, Inc. 7.250%, 2/1/31	95	88

	PAR VALUE	VALUE
Consumer Staples—continued
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	$175	$163
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	97	101

		778

Energy—3.9%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	65	59
Anadarko Petroleum Corp.
4.850%, 3/15/21	30	31
5.550%, 3/15/26	40	41
6.600%, 3/15/46	85	87
Antero Resources Corp. 5.625%, 6/1/23	90	83
Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	150	109
Bill Barrett Corp. 7.625%, 10/1/19	95	64
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	60	50
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	155	137
Cimarex Energy Co. 4.375%, 6/1/24	85	84
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	78
Concho Resources, Inc. 5.500%, 4/1/23	55	54
ConocoPhillips Co.
4.950%, 3/15/26	100	104
5.950%, 3/15/46	35	37
CONSOL Energy, Inc. 5.875%, 4/15/22	65	47
Continental Resources, Inc.
5.000%, 9/15/22	95	82
4.500%, 4/15/23	60	50
Ecopetrol S.A. 5.375%, 6/26/26	170	155
Enbridge Energy Partners LP 4.375%, 10/15/20	30	29
Encana Corp. 3.900%, 11/15/21	60	53
Energy Transfer Partners LP 5.875%, 1/15/24	180	155
EnQuest plc 144A 7.000%, 4/15/22(4)	200	90
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	90	42
Exxon Mobil Corp.
2.726%, 3/1/23	40	41
3.043%, 3/1/26	70	72
FTS International, Inc. 6.250%, 5/1/22	90	10
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(7)	200	199

	PAR VALUE	VALUE
Energy—continued
Gulfport Energy, Corp. 7.750%, 11/1/20	$80	$80
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	96
Hess Corp. 5.600%, 2/15/41	110	98
Kinder Morgan, Inc. 7.750%, 1/15/32	165	171
Laredo Petroleum, Inc. 7.375%, 5/1/22	115	100
Linn Energy LLC 6.500%, 5/15/19	150	17
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	207
MPLX LP 144A 4.875%, 12/1/24(4)	225	208
Newfield Exploration Co. 5.375%, 1/1/26	170	155
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	160	98
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	85	85
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	220	48
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(15)	165	29
Parker Drilling Co. (The) 7.500%, 8/1/20	190	150
Petrobras Global Finance BV 5.375%, 1/27/21	120	99
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(5)	60	32
144A 6.000%, 5/16/24(4)	490	153
RegS 6.000%, 11/15/26(5)	290	90
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	40	43
6.500%, 6/2/41	100	94
PHI, Inc. 5.250%, 3/15/19	70	62
QEP Resources, Inc.
6.875%, 3/1/21	75	69
5.250%, 5/1/23	65	57
Range Resources Corp. 5.000%, 3/15/23	125	107
Regency Energy Partners LP
5.875%, 3/1/22	75	73
5.000%, 10/1/22	45	42
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200	186
Sabine Oil & Gas Corp. 7.250%, 6/15/19(15)	185	3
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160	155
SM Energy Co. 6.125%, 11/15/22	210	155
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(4)	200	201

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	$335		$337
TransCanada Trust 5.625%, 5/20/75(3)(6)	175		154
Transocean, Inc.
5.800%, 12/15/16	55		55
6.800%, 3/15/38	45		23
Weatherford International Ltd. 9.625%, 3/1/19	140		141
YPF S.A. 144A 8.500%, 3/23/21(4)	95		95

			6,016

Financials—5.2%
Akbank TAS 144A 7.500%, 2/5/18(4)	300	TRY	98
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	260		264
American Tower Corp.
3.300%, 2/15/21	75		76
4.400%, 2/15/26	35		37
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		219
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	190		203
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	90		93
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		203
Bancolombia S.A. 5.125%, 9/11/22	215		217
Bank of America Corp. 4.450%, 3/3/26	245		253
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		208
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		208
Brixmor Operating Partnership LP 3.875%, 8/15/22	50		49
Citigroup Inc 4.600%, 3/9/26	165		169
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(8)	175		166
Compass Bank 3.875%, 4/10/25	250		235
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)(6)	195		234
Corporate Office Properties LP 3.600%, 5/15/23	170		160
Corrections Corp. of America 5.000%, 10/15/22	120		126

	PAR VALUE		VALUE
Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	$250		$232
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	230		226
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		194
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		54
First Niagara Financial Group, Inc. 7.250%, 12/15/21	255		297
FS Investment Corp. 4.750%, 5/15/22	185		183
General Motors Financial Co., Inc. 4.200%, 3/1/21	135		140
Genworth Holdings, Inc. 4.900%, 8/15/23	210		157
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75		73
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(8)	250		258
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15		14
6.000%, 8/1/20	70		68
5.875%, 2/1/22	80		76
ICICI Bank Ltd Dubai 144A 4.000%, 3/18/26(4)	200		201
ING Groep NV 6.000%(3)(6)(8)	200		188
iStar Financial, Inc.
4.875%, 7/1/18	65		63
5.000%, 7/1/19	100		97
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		177
Leucadia National Corp. 5.500%, 10/18/23	70		66
Manulife Financial Corp. 4.150%, 3/4/26	135		138
McGraw Hill Financial, Inc. 4.000%, 6/15/25	60		63
Morgan Stanley 144A 10.090%, 5/3/17(4)	300	BRL	81
MPT Operating Partnership LP
6.375%, 3/1/24	15		16
5.500%, 5/1/24	90		90
National Retail Properties, Inc. 4.000%, 11/15/25	45		46
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240		248
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205		214
5.625%, 6/15/43(3)(6)	75		76

	PAR VALUE	VALUE
Financials—continued
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(3)(4)(7)	$200	$182
Select Income REIT 4.500%, 2/1/25	165	157
Springleaf Finance Corp. 5.250%, 12/15/19	75	72
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150	151
Trinity Acquisition plc
3.500%, 9/15/21	10	10
4.400%, 3/15/26	135	137
Voya Financial, Inc. 5.650%, 5/15/53(3)	155	145
Welltower, Inc. 4.250%, 4/1/26	140	142
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	125	80

		8,030

Health Care—1.4%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	60	61
5.625%, 2/15/23	15	15
144A 6.500%, 3/1/24(4)	5	5
Alere, Inc. 144A 6.375%, 7/1/23(4)	65	68
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(12)	35	35
Centene Escrow Corp. 144A 5.625%, 2/15/21(4)	60	63
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	10	9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	145	110
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	100	99
Endo Finance LLC 144A 6.000%, 7/15/23(4)	140	132
HCA, Inc.
5.375%, 2/1/25	190	192
5.250%, 6/15/26	55	56
IASIS Healthcare LLC 8.375%, 5/15/19	105	104
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	100	103
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(12)	95	93
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(4)	10	11

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(4)	$125	$114
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75	78
Mylan NV 144A 3.000%, 12/15/18(4)	45	46
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	82
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	115	115
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	167	169
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	11
Tenet Healthcare Corp.
5.500%, 3/1/19	100	99
4.500%, 4/1/21	90	91
8.125%, 4/1/22	50	52
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	5	4
144A 5.625%, 12/1/21(4)	5	4
144A 7.250%, 7/15/22(4)	105	85

		2,127

Industrials—1.7%
ADT Corp. (The) 6.250%, 10/15/21	210	212
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	170	118
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	75	73
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	77	77
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	140	107
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	90	91
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	198	209
99-2, C2 AMBC 6.236%, 3/15/20	95	101
01-1, A1 6.703%, 6/15/21	136	142
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	102
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	115	103
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	145	137
HD Supply, Inc. 144A 5.750%, 4/15/24(4)	45	46

	PAR VALUE	VALUE
Industrials—continued
Masco Corp.
5.950%, 3/15/22	$130	$143
4.450%, 4/1/25	45	47
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	191
Standard Industries, Inc.
144A 5.125%, 2/15/21(4)	5	5
144A 5.500%, 2/15/23(4)	40	41
TransDigm, Inc.
6.000%, 7/15/22	130	130
6.500%, 5/15/25	50	49
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	76	81
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	166	174
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	90	90
United Rentals North America, Inc. 5.500%, 7/15/25	80	79

		2,548

Information Technology—0.4%
Electronic Arts, Inc. 3.700%, 3/1/21	20	21
First Data Corp. 144A 5.000%, 1/15/24(4)	95	95
Flextronics International Ltd. 4.750%, 6/15/25	175	172
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	80	84
144A 4.900%, 10/15/25(4)	80	82
Western Digital Corp.
144A 7.375%, 4/1/23(4)	25	26
144A 10.500%, 4/1/24(4)	65	65

		545

Materials—1.6%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	260	271
ArcelorMittal 6.125%, 6/1/25	175	163
Berry Plastics Corp. 5.125%, 7/15/23	160	162
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)(6)	205	205
Cascades, Inc. 144A 5.500%, 7/15/22(4)	215	208
Cemex SAB de C.V. 144A 7.250%, 1/15/21(4)	200	209
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(4)	200	204
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	64
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	165	161

	PAR VALUE		VALUE
Materials—continued
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	$60		$60
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200		192
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200		201
Methanex Corp. 4.250%, 12/1/24	165		138
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	200		137

			2,375

Telecommunication Services—1.2%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	200		202
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	110
AT&T Inc. 5.650%, 2/15/47	55		61
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	200		214
CenturyLink, Inc. Series Y 7.500%, 4/1/24	105		105
Crown Castle International Corp. 4.450%, 2/15/26	15		16
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		173
Frontier Communications Corp.
6.250%, 9/15/21	125		116
144A 10.500%, 9/15/22(4)	40		41
Level 3 Financing, Inc.
144A 5.375%, 1/15/24(4)	25		25
144A 5.250%, 3/15/26(4)	115		116
Neptune Finance Corp. 144A 6.625%, 10/15/25(4)	200		217
Sprint Communications, Inc. 6.000%, 11/15/22	95		70
Sprint Corp. 7.250%, 9/15/21	105		81
T-Mobile USA, Inc. 6.500%, 1/15/26	75		78
Windstream Corp.
7.750%, 10/15/20	105		91
7.750%, 10/1/21	160		131

			1,847

Utilities—1.0%
AmeriGas Partners LP 7.000%, 5/20/22	155		160
Calpine Corp. 5.375%, 1/15/23	163		159
Dynegy, Inc. 7.375%, 11/1/22	215		200
Electricite de France S.A. 144A 5.250%(3)(4)(6)(8)	240		220

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—continued
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	$200	$179
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145	166
NRG Yield Operating LLC 5.375%, 8/15/24	70	65
Southern Power Co. 4.150%, 12/1/25	190	196
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120	105
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	160	130

		1,580
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $32,690)		30,336

LOAN AGREEMENTS(3)—2.9%

Consumer Discretionary—0.6%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	53	48
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(15)	45	42
Tranche B-6, 9.750%, 3/1/17(15)	40	36
Tranche B-7, 11.750%, 3/1/17(15)	22	20
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	73	60
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	48	46
El Dorado Resorts, Inc. 4.250%, 7/25/22	39	39
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	49	50
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	222	222
Laureate Education, Inc. 2018 Extended 5.000%, 6/15/18	109	94
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	28	28
Staples, Inc. First Lien 4.750%, 2/2/22	175	175
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(16)	77	40
U.S. Farathane Corp. 6.750%, 12/23/21	66	66

		966

	PAR VALUE	VALUE
Consumer Staples—0.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	$129	$129
Coty, Inc. Tranche B-2 3.750%, 10/27/22	22	22
Galleria Co. Tranche B 3.750%, 1/26/23	44	44
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	170	163
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	76	76

		434

Energy—0.1%
Chelsea Petroleum I LLC 5.250%, 10/28/22	145	136
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	55
Seadrill Operating LP 4.000%, 2/21/21	102	46

		237

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83	83

Health Care—0.7%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	44	39
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	147	146
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	60	60
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	88	88
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	52	51
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	56	56
Horizon Pharma, Inc. 4.500%, 5/7/21	37	36
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	150	150
MI Opco Holdings, Inc. 5.750%, 10/27/22	111	111
MMM Holdings, Inc. 9.750%, 12/12/17(16)	48	29
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(16)	35	21

	PAR VALUE	VALUE
Health Care—continued
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	$97	$95
RCHP Tranche B-2, 6.000%, 4/23/19	98	97
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	123	122

		1,101

Industrials—0.3%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	66
DynCorp International, Inc. 6.250%, 7/7/16	73	71
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	36
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	104	102
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	196

		471

Information Technology—0.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	51	49
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	37	36
First Data Corp.
2018 Term Loan 3.932%, 3/23/18	204	204
Tranche B 4.182%, 7/8/22	157	156
Infinity Acquisition Ltd. 4.000%, 8/6/21	70	67
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	127	113
On Semiconductor 0.000%, 3/31/23(9)	43	43
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	111	109

		777

Materials—0.2%
Anchor Glass Container Tranche B, 4.250%, 7/1/22	87	87
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	72	71
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	35	30

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
INEOS U.S. Finance LLC 4.250%, 3/31/22	$11		$11
Polyone Corp. second Lien 3.750%, 11/11/22	48		48

			247

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	31		31
NRG Energy, Inc. 2.750%, 7/1/18	144		143

			174
TOTAL LOAN AGREEMENTS
(Identified Cost $4,768)			4,490

	SHARES
PREFERRED STOCKS—1.2%

Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	194

Financials—1.0%
Ally Financial, Inc. Series A, 8.500%(3)	6,485		165
Citigroup, Inc. Series J, 7.125%(3)	7,400		202
Citigroup, Inc. Series N, 5.800%(3)	200	(10)	192
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	130	(10)	127
JPMorgan Chase & Co. Series V, 5.000%(3)	160	(10)	153
JPMorgan Chase & Co. Series Z, 5.300%(3)	35	(10)	35
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	146
SunTrust Bank, Inc. 5.625%(3)	55	(10)	54
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	171
Zions Bancorp. 6.950%(3)	8,300		243

			1,488

Industrials—0.1%
General Electric Co. 5.000%(3)	227	(10)	234
TOTAL PREFERRED STOCKS
(Identified Cost $1,908)			1,916

COMMON STOCKS—59.9%

Consumer Discretionary—9.4%
Bridgestone Corp. ADR	49,160		916
Ctrip.Com International Ltd. ADR(2)	12,500		553

	SHARES	VALUE
Consumer Discretionary—continued
Five Below, Inc.(2)	36,000	$1,488
Fuji Heavy Industries Ltd. ADR	9,720	686
Goodyear Tire & Rubber Co. (The)	44,000	1,451
Home Depot, Inc. (The)	10,000	1,334
McDonald’s Corp.	12,000	1,508
Mohawk Industries, Inc.(2)	7,000	1,336
RELX plc Sponsored ADR	39,160	736
Sony Corp. Sponsored ADR	23,770	612
Target Corp.	17,000	1,399
Time Warner, Inc.	20,000	1,451
WPP plc Sponsored ADR	7,850	914

		14,384

Consumer Staples—5.2%
Archer-Daniels-Midland Co.	37,000	1,343
British American Tobacco plc Sponsored ADR	6,200	725
Heineken NV ADR	17,460	791
Kroger Co. (The)	36,000	1,377
Marine Harvest ASA Sponsored ADR	56,330	863
PepsiCo, Inc.	14,000	1,435
Wal-Mart Stores, Inc.	20,000	1,370

		7,904

Energy—1.6%
Cameco Corp.	44,720	574
Columbia Pipeline Partners LP(11)	39,000	570
Schlumberger Ltd.	11,000	811
Statoil ASA Sponsored ADR	34,500	537

		2,492

Financials—8.6%
BlackRock, Inc.	4,000	1,362
Goldman Sachs Group, Inc. (The)	9,000	1,413
Intesa Sanpaolo Sponsored ADR	39,740	662
JPMorgan Chase & Co.	25,000	1,480
Lincoln National Corp.	35,000	1,372
Mitsubishi Estate Co. Ltd. ADR	35,930	665
ORIX Corp. Sponsored ADR	11,330	809
Progressive Corp. (The)	38,000	1,335
Prudential Financial, Inc.	18,000	1,300
UBS Group AG(11)	81,000	1,298
Wells Fargo & Co.	29,000	1,402

		13,098

Health Care—8.0%
Abbott Laboratories	33,000	1,380
Allergan plc(2)	4,320	1,158
Becton, Dickinson & Co.	9,000	1,366
Biogen, Inc.(2)	5,200	1,354
Gilead Sciences, Inc.	15,000	1,378
HCA Holdings, Inc.(2)	17,000	1,327
Johnson & Johnson	13,000	1,407
Shire plc ADR(11)	3,990	686

	SHARES	VALUE
Health Care—continued
Teva Pharmaceutical Industries Ltd. Sponsored ADR	12,810	$685
UnitedHealth Group, Inc.	10,000	1,289
Valeant Pharmaceuticals International, Inc.(2)(11)	6,800	179

		12,209

Industrials—8.2%
Airbus Group Se ADR	48,650	805
Alaska Air Group, Inc.	17,000	1,394
Boeing Co. (The)	10,000	1,269
Danaher Corp.	15,000	1,423
Emerson Electric Co.	25,000	1,360
General Dynamics Corp.	11,000	1,445
Nidec Corp. Sponsored ADR	44,180	758
Southwest Airlines Co.	31,000	1,389
United Parcel Service, Inc. Class B	13,000	1,371
W.W. Grainger, Inc.	6,100	1,424

		12,638

Information Technology—13.1%
Alibaba Group Holding Ltd. Sponsored ADR(2)	19,000	1,502
Alphabet, Inc. Class C(2)	1,900	1,415
Analog Devices, Inc.	24,000	1,421
Apple, Inc.	14,000	1,526
Broadcom Ltd.	4,820	745
Cisco Systems, Inc.	49,000	1,395
Facebook, Inc. Class A(2)	13,000	1,483
MasterCard, Inc. Class A	15,000	1,417
Microsoft Corp.	26,000	1,436
NXP Semiconductors NV(2)	8,070	654
Paychex, Inc.	27,000	1,458
QUALCOMM, Inc.	27,000	1,381
salesforce.com, Inc.(2)	20,000	1,477
SAP SE Sponsored ADR(11)	9,180	738
Tencent Holdings Ltd. ADR	27,150	555
Xilinx, Inc.	30,000	1,423

		20,026

Materials—2.2%
Agnico Eagle Mines Ltd.	21,010	760
Alcoa, Inc.(11)	138,000	1,322
Nitto Denko Corp. ADR	14,960	415
Randgold Resources Ltd. ADR	9,220	837

		3,334

Telecommunication Services—2.8%
KDDI Corp. ADR	72,090	962
Nippon Telegraph & Telephone Corp. ADR	16,290	704
Spark New Zealand Ltd. Sponsored ADR	58,090	728
Verizon Communications, Inc.	25,000	1,352
Vodafone Group plc Sponsored ADR	19,330	619

		4,365

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
Utilities—0.8%
National Grid plc Sponsored ADR	7,130	$509
Veolia Environnement S.A. ADR	30,960	744

		1,253
TOTAL COMMON STOCKS (Identified Cost $79,148)		91,703

AFFILIATED MUTUAL FUND—1.1%
Virtus Credit Opportunities Fund – Class R6(13)	177,261	1,695
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,772)		1,695
TOTAL LONG TERM INVESTMENTS—96.9%
(Identified Cost $139,395)		148,552

SHORT-TERM INVESTMENT—1.5%

Money Market Mutual Fund—1.5%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(13)	2,232,193	2,232
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,232)		2,232

SECURITIES LENDING COLLATERAL—2.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(13)(14)	4,283,741	4,284
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $4,284)		4,284
TOTAL INVESTMENTS—101.2% (Identified Cost $145,911)		155,068	(1)
Other assets and liabilities, net—(1.2)%		(1,853)

NET ASSETS—100.0%		$153,215

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $21,675 or 14.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date.
(9)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	All or a portion of security is on loan.
(12)	100% of the income received was in cash.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	Security in default.
(16)	Illiquid security.

Country Weightings (Unaudited)†
United States	74%
Japan	3
United Kingdom	3
Canada	2
Netherlands	2
Cayman Islands	1
Mexico	1
Other	14
Total	100%
† % of total investments as of March 31, 2016

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,636	$—	$2,636	$—
Corporate Bonds And Notes	30,336	—	30,336	—
Foreign Government Securities	3,519	—	3,519	—
Loan Agreements	4,490	—	4,196	294
Mortgage-Backed Securities	11,028	—	11,028	—
Municipal Bonds	48	—	48	—
U.S. Government Securities	1,181	—	1,181	—
Equity Securities:
Affiliated Mutual Fund	1,695	1,695	—	—
Common Stocks	91,703	91,703	—	—
Preferred Stocks	1,916	610	1,306	—
Securities Lending Collateral	4,284	4,284	—	—
Short-Term Investment	2,232	2,232	—	—

Total Investments	$155,068	$100,524	$54,250	$294

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Investments in Securities
Balance as of March 31, 2015:	$—
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation/(depreciation)(d)	2
Purchases	201
Sales(b)	(3)
Transfers into Level 3(a)	94	(e)
Transfers from Level 3(a)	—

Balance as of March 31, 2016	$294	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of March 31, 2016 was $(86).
(e)	The transfers into Level 3 are due to decrease in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2016

(Reported in thousands except shares and per share amounts)

	Contrarian Value Fund		Growth & Income Fund		Mid-Cap Core Fund		Mid-Cap Growth Fund	Quality Large-Cap Value Fund

Assets
Investment in unaffiliated securities at value(1)(2)	$263,991		$147,836		$35,079		$92,342	$64,880
Cash	2,000		1,487		500		517	1,110
Deposits with prime broker	—		689		—		—	—
Receivables
Investment securities sold	14		—		—		—	—
Fund shares sold	571		47		377		1	1
Dividends and interest receivable	322		—	(4)	20		38	135
Tax reclaims	—		6		—		—	—
Securities lending receivable	4		—		—	(4)	5	—	(4)
Other	—	(4)	3		—		5	2
Prepaid expenses	40		26		19		33	26

Total assets	266,942		150,094		35,995		92,941	66,154

Liabilities
Written options at value(3)	—		49		—		—	—
Payables
Fund shares repurchased	844		484		66		13	114
Investment securities purchased	—		—		385		—	—
Collateral on securities loaned	11,113		—		608		7,526	1,147
Investment advisory fees	160		71		11		44	31
Distribution and service fees	54		51		9		20	17
Administration fees	24		15		4		8	7
Transfer agent fees and expenses	107		47		7		30	21
Trustees’ fees and expenses	2		1		—	(4)	1	—	(4)
Professional fees	25		26		24		24	24
Other accrued expenses	18		10		2		6	5

Total liabilities	12,347		754		1,116		7,672	1,366

Net Assets	$254,595		$149,340		$34,879		$85,269	$64,788

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$228,890		$145,959		$32,788		$64,796	$64,545
Accumulated undistributed net investment income (loss)	1,347		866		(27)		(161)	463
Accumulated undistributed net realized gain (loss)	(19,864)		(7,301)		(531)		(411)	(15,215)
Net unrealized appreciation (depreciation) on investments	44,222		9,495		2,649		21,045	14,995
Net unrealized appreciation (depreciation) on written options	—		321		—		—	—

Net Assets	$254,595		$149,340		$34,879		$85,269	$64,788

Class A
Net asset value (net assets/shares outstanding) per share	$31.48		$18.14		$22.60		$21.92	$15.09
Maximum offering price per share NAV/(1–5.75%)	$33.40		$19.25		$23.98		$23.26	$16.01
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,429,285		5,574,758		913,428		3,497,911	3,319,050
Net Assets	$107,958		$101,113		$20,639		$76,660	$50,081
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$—		$18.09	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		—		18,204	—
Net Assets	$—		$—		$—		$329	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$30.00		$16.48		$21.57		$18.09	$14.68
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,232,404		2,199,358		309,162		293,995	559,411
Net Assets	$36,977		$36,236		$6,670		$5,319	$8,211
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$31.51		$18.13		$22.82		$22.42	$15.12
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,327,910		661,390		331,719		132,075	429,771
Net Assets	$104,879		$11,991		$7,570		$2,961	$6,496
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$31.56		$—		$—		$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	151,509		—		—		—	—
Net Assets	$4,781		$—		$—		$—	$—

(1)Investment in unaffiliated securities at cost	$219,769		$138,341		$32,430		$71,297	$49,885
(2)Market value of securities on loan	$10,736		$—		$585		$7,357	$1,105
(3)Written options at cost	$—		$370		$—		$—	$—
(4)Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2016

(Reported in thousands except shares and per share amounts)

	Quality Small-Cap Fund		Small-Cap Core Fund		Small-Cap Sustainable Growth Fund	Strategic Growth Fund		Tactical Allocation Fund

Assets
Investment in unaffiliated securities at value(1)(2)	$237,078		$291,446		$203,995	$436,367		$153,373
Investment in affiliated fund at value(3)	—		—		—	—		1,695
Cash	1,500		2,500		1,250	2,500		2,144
Receivables
Investment securities sold	—		1,066		—	—		1,527
Fund shares sold	1,357		789		2,833	37		4
Dividends and interest receivable	129		46		77	362		736
Tax reclaims	—	(4)	—		—	—	(4)	3
Securities lending receivable	—		—		—	4		— (4)
Other	1		—	(4)	5	33		7
Prepaid expenses	24		48		24	39		25

Total assets	240,089		295,895		208,184	439,342		159,514

Liabilities
Payables
Fund shares repurchased	399		124		133	375		261
Investment securities purchased	—		—		1,267	—		1,528
Collateral on securities loaned	—		—		—	7,269		4,284
Investment advisory fees	137		182		134	250		89
Distribution and service fees	34		37		33	101		36
Administration fees	23		28		19	41		14
Transfer agent fees and expenses	86		73		50	149		43
Trustees’ fees and expenses	2		2		1	3		1
Professional fees	24		19		25	25		29
Other accrued expenses	15		19		12	29		14

Total liabilities	720		484		1,674	8,242		6,299

Net Assets	$239,369		$295,411		$206,510	$431,100		$153,215

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$168,204		$233,508		$162,087	$272,597		$144,571
Accumulated undistributed net investment income (loss)	1,130		—		(245)	—		(159)
Accumulated undistributed net realized gain (loss)	10,483		8,875		6,783	23		(354)
Net unrealized appreciation (depreciation) on investments	59,552		53,028		37,885	158,480		9,157

Net Assets	$239,369		$295,411		$206,510	$431,100		$153,215

Class A
Net asset value (net assets/shares outstanding) per share	$15.67		$21.39		$17.67	$13.66		$8.44
Maximum offering price per share NAV/(1–5.75%)	$16.63		$22.69		$18.75	$14.49		$8.95
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,549,438		2,511,971		5,020,042	29,396,228		17,484,189
Net Assets	$71,280		$53,722		$88,715	$401,617		$147,546
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$—	$11.27		$8.57
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		—	126,343		24,389
Net Assets	$—		$—		$—	$1,424		$209
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.45		$18.61		$16.30	$11.27		$8.64
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,527,667		1,704,376		1,198,217	1,759,399		631,892
Net Assets	$23,602		$31,711		$19,525	$19,832		$5,460
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$15.69		$22.30		$17.89	$14.00		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	9,208,637		8,484,127		5,492,167	587,530		—
Net Assets	$144,487		$189,167		$98,270	$8,227		$—
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$22.33		$—	$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		932,159		—	—		—
Net Assets	$—		$20,811		$—	$—		$—

(1) Investment in unaffiliated securities at cost	$177,526		$238,418		$166,110	$277,887		$144,139
(2) Market value of securities on loan	$—		$—		$—	$7,003		$4,160
(3) Investment in affiliated fund at cost	$—		$—		$—	$—		$1,772
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED MARCH 31, 2016

($ reported in thousands)

	Contrarian Value Fund	Growth & Income Fund	Mid-Cap Core Fund	Mid-Cap Growth Fund	Quality Large-Cap Value Fund

Investment Income
Dividends	$6,348	$3,109	$295	$466	$1,636
Interest	—	1	—	—	—
Security lending, net of fees	8	—	4	22	3
Foreign taxes withheld	(61)	—	(2)	(3)	(19)

Total investment income	6,295	3,110	297	485	1,620

Expenses
Investment advisory fees	2,443	1,164	222	706	536
Service fees, Class A	358	271	42	196	125
Distribution and service fees, Class B	—	—	—	5	—
Distribution and service fees, Class C	464	378	57	60	139
Administration fees	400	191	34	108	88
Transfer agent fees and expenses	724	268	44	161	120
Registration fees	84	50	41	52	48
Printing fees and expenses	43	25	7	15	12
Custodian fees	11	5	2	3	4
Professional fees	31	31	29	31	29
Trustees’ fees and expenses	18	8	1	5	4
Miscellaneous expenses	26	12	3	9	7

Total expenses	4,602	2,403	482	1,351	1,112
Less expenses reimbursed and/or waived by investment adviser	—	(202)	(79)	(76)	(61)
Earnings credit from custodian	(1)	(1)	— (1)	— (1)	(1)
Low balance account fees	— (1)	(3)	—	(5)	(2)

Net expenses	4,601	2,197	403	1,270	1,048

Net investment income (loss)	1,694	913	(106)	(785)	572

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	13,049	(10,733)	(514)	(350)	2,873
Net realized gain (loss) on written options	—	4,886	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(65,956)	9,295	402	(1,345)	(5,126)
Net change in unrealized appreciation (depreciation) on written options	—	236	—	—	—

Net gain (loss)	(52,907)	3,684	(112)	(1,695)	(2,253)

Net increase (decrease) in net assets resulting from operations	$(51,213)	$4,597	$(218)	$(2,480)	$(1,681)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED MARCH 31, 2016

($ reported in thousands)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$4,271	$3,642	$1,426	$4,321	$2,683
Dividends from affiliated fund	—	—	—	—	40
Interest	—	—	—	—	3,392
Security lending, net of fees	—	—	—	21	48
Foreign Taxes withheld	(19)	(41)	—	(13)	(58)

Total investment income	4,252	3,601	1,426	4,329	6,105

Expenses
Investment advisory fees	1,663	2,311	1,395	3,110	1,197
Service fees, Class A	172	149	198	1,042	408
Distribution and service fees, Class B	—	—	—	18	3
Distribution and service fees, Class C	235	315	162	172	73
Administration fees	292	379	191	546	227
Transfer agent fees and expenses	397	561	279	803	241
Registration fees	47	75	42	62	45
Printing fees and expenses	38	43	27	67	26
Custodian fees	3	15	7	8	44
Professional fees	31	28	30	33	37
Trustees’ fees and expenses	13	16	8	24	9
Miscellaneous expenses	17	23	11	35	17

Total expenses	2,908	3,915	2,350	5,920	2,327
Less expenses reimbursed and/or waived by investment advisor	—	—	(52)	—	(10)
Earnings credit from custodian	(1)	(2)	(1)	(2)	(1)
Low balance account fees	(1)	— (1)	(5)	(33)	(7)

Net expenses	2,906	3,913	2,292	5,885	2,309

Net investment income (loss)	1,346	(312)	(866)	(1,556)	3,796

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	22,424	47,444	9,922	13,349	153
Net realized gain (loss) on affiliated investment	—	—	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	—	—	(10)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(22,928)	(49,195)	(317)	(10,272)	(17,271)
Net change in unrealized appreciation (depreciation) on affiliated investment	—	—	—	—	(77)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	—	—	2

Net gain (loss)	(504)	(1,751)	9,605	3,077	(17,203)

Net increase (decrease) in net assets resulting from operations	$842	$(2,063)	$8,739	$1,521	$(13,407)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Contrarian Value Fund		Growth & Income Fund
	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,694	$4,275	$913	$1,042
Net realized gain (loss)	13,049	38,386	(5,847)	31,465
Net change in unrealized appreciation (depreciation)	(65,956)	(55,839)	9,531	(19,081)

Increase (decrease) in net assets resulting from operations	(51,213)	(13,178)	4,597	13,426

From Distributions to Shareholders
Net investment income, Class A	(784)	(2,019)	(809)	(395)
Net investment income, Class C	(46)	(101)	(147)	(7)
Net investment income, Class I	(954)	(1,972)	(81)	(42)
Net investment income, Class R6	(17)	(1)	—	—
Net realized short-term gains, Class A	—	—	(8,350)	—
Net realized short-term gains, Class C	—	—	(3,086)	—
Net realized short-term gains, Class I	—	—	(658)	—
Net realized long-term gains, Class A	—	—	(10,127)	(14,662)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	—	—	(3,756)	(3,996)
Net realized long-term gains, Class I	—	—	(803)	(1,149)

Decrease in net assets from distributions to shareholders	(1,801)	(4,093)	(27,817)	(20,251)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(59,464)	(52,124)	503	10,462
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	(16,162)	(122)	4,969	11,020
Change in net assets from share transactions, Class I	(49,583)	37,878	4,082	(1,946)
Change in net assets from share transactions, Class R6	5,005	101	—	—

Increase (decrease) in net assets from share transactions	(120,204)	(14,267)	9,554	19,536

Net increase (decrease) in net assets	(173,218)	(31,538)	(13,666)	12,711

Net Assets
Beginning of period	427,813	459,351	163,006	150,295

End of period	$254,595	$427,813	$149,340	$163,006

Accumulated undistributed net investment income (loss) at end of period	$1,347	$1,454	$866	$1,001

See Notes to Financial Statements

Mid-Cap Core Fund		Mid-Cap Growth Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

$(106)	$(25)	$(785)	$(650)	$572	$443	$1,346	$1,818
(514)	446	(350)	3,376	2,873	7,988	22,424	31,427
402	1,091	(1,345)	6,093	(5,126)	(1,433)	(22,928)	(10,228)

(218)	1,512	(2,480)	8,819	(1,681)	6,998	842	23,017

—	—	—	—	(254)	(384)	(461)	(235)
—	—	—	—	(13)	(58)	—	—
—	—	—	—	(58)	(100)	(1,433)	(455)
—	—	—	—	—	—	—	—
—	(47)	—	—	—	—	—	—
—	(3)	—	—	—	—	—	—
—	(14)	—	—	—	—	—	—
(95)	(209)	(1,219)	(2,538)	—	—	(4,360)	(9,573)
—	—	(10)	(23)	—	—	—	—
(36)	(14)	(111)	(187)	—	—	(1,502)	(2,430)
(40)	(62)	(52)	(88)	—	—	(9,351)	(13,010)

(171)	(349)	(1,392)	(2,836)	(325)	(542)	(17,107)	(25,703)

7,752	9,268	(3,178)	(3,331)	(4,218)	1,341	889	(57,914)
—	—	(253)	(156)	—	—	—	—
2,460	4,067	(287)	486	(11,309)	15,670	(482)	(1,074)
2,809	3,335	(171)	743	(3,053)	(717)	(8,227)	56,351
—	—	—	—	—	—	—	—

13,021	16,670	(3,889)	(2,258)	(18,580)	16,294	(7,820)	(2,637)

12,632	17,833	(7,761)	3,725	(20,586)	22,750	(24,085)	(5,323)

22,247	4,414	93,030	89,305	85,374	62,624	263,454	268,777

$34,879	$22,247	$85,269	$93,030	$64,788	$85,374	$239,369	$263,454

$(27)	$(13)	$(161)	$(190)	$463	$225	$1,130	$1,679

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ Reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(312)	$1,322	$(866)	$(928)
Net realized gain (loss)	47,444	35,735	9,922	10,217
Net change in unrealized appreciation (depreciation)	(49,195)	10,300	(317)	6,315

Increase (decrease) in net assets resulting from operations	(2,063)	47,357	8,739	15,604

From Distributions to Shareholders
Net investment income, Class A	(123)	—	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	—	—	—	—
Net investment income, Class I	(1,198)	—	—	—
Net investment income, Class R6	(1)	—	—
Net realized short-term gains, Class A	—	(1,325)	—	—
Net realized short-term gains, Class B	—	—	—	—
Net realized short-term gains, Class C	—	(338)	—	—
Net realized short-term gains, Class I	—	(2,107)	—	—
Net realized long-term gains, Class A	(10,241)	(5,247)	(2,379)	(8,642)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(6,194)	(2,057)	(518)	(1,382)
Net realized long-term gains, Class I	(34,727)	(14,327)	(1,712)	(2,143)
Net realized long-term gains, Class R6	(2,113)	(3)	—	—

Decrease in net assets from distributions to shareholders	(54,597)	(25,404)	(4,609)	(12,167)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(2,924)	(97,383)	4,385	(13,406)
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	4,489	(1,120)	3,875	2,067
Change in net assets from share transactions, Class I	(22,527)	(11,222)	59,857	13,280
Change in net assets from share transactions, Class R6	22,563	103	—	—

Increase (decrease) in net assets from share transactions	1,601	(109,622)	68,117	1,941

Net increase (decrease) in net assets	(55,059)	(87,669)	72,247	5,378

Net Assets
Beginning of period	350,470	438,139	134,263	128,885

End of period	$295,411	$350,470	$206,510	$134,263

Accumulated undistributed net investment income (loss) at end of period	$—	$1,322	$(245)	$(124)
(1) Amount is less than $500.

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015

$(1,556)	$(1,018)	$3,796	$4,025
13,349	33,591	143	11,465
(10,272)	42,977	(17,346)	(8,765)

1,521	75,550	(13,407)	6,725

—	—	(3,132)	(3,836)
—	—	(3)	(5)
—	—	(81)	(57)
—	—	—	—
—		—	—
—	—	—	(2,133)
—	—	—	(5)
—	—	—	(41)
—	—	—	—
(19,039)	(16,564)	(8,371)	(6,647)
(99)	(107)	(16)	(16)
(946)	(428)	(388)	(150)
(378)	(302)	—	—
—	—	—	—

(20,462)	(17,401)	(11,991)	(12,890)

(14,810)	(21,598)	(8,747)	(9,041)
(684)	(763)	(126)	(192)
9,105	4,826	344	2,661
(4)	2,146	—	—
—	—	—	—

(6,393)	(15,389)	(8,529)	(6,572)

(25,334)	42,760	(33,927)	(12,737)

456,434	413,674	187,142	199,879

$431,100	$456,434	$153,215	$187,142

$—	$(122)	$(159)	$(191)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Contrarian Value Fund
Class A
4/1/15 to 3/31/16	$36.18	0.17	(4.71)	(4.54)	(0.16)	—	(0.16)	(4.70)	$31.48	(12.60)%		$107,958	1.41	%(13)(14)	1.41%	0.52%	13%
4/1/14 to 3/31/15	37.12	0.34	(0.97)	(0.63)	(0.31)	—	(0.31)	(0.94)	36.18	(1.73)		190,896	1.37	(13)	1.37	0.92	34
4/1/13 to 3/31/14	29.97	0.16	7.07	7.23	(0.08)	—	(0.08)	7.15	37.12	24.20		251,498	1.39	(13)	1.39	0.51	15
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(13)	1.41	0.38	19
4/1/11 to 3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(13)	1.45	0.27	22

Class C
4/1/15 to 3/31/16	$34.62	(0.07)	(4.52)	(4.59)	(0.03)	—	(0.03)	(4.62)	$30.00	(13.27)%		$36,977	2.16	%(13)(14)	2.16%	(0.23)%	13%
4/1/14 to 3/31/15	35.55	0.05	(0.92)	(0.87)	(0.06)	—	(0.06)	(0.93)	34.62	(2.44)		60,813	2.12	(13)	2.12	0.14	34
4/1/13 to 3/31/14	28.84	(0.07)	6.78	6.71	—	—	—	6.71	35.55	23.23		62,738	2.14	(13)	2.14	(0.24)	15
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(13)	2.16	(0.37)	19
4/1/11 to 3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(13)	2.20	(0.49)	22

Class I
4/1/15 to 3/31/16	$36.18	0.25	(4.71)	(4.46)	(0.21)	—	(0.21)	(4.67)	$31.51	(12.40)%		$104,879	1.16	%(13)(14)	1.16%	0.77%	13%
4/1/14 to 3/31/15	37.11	0.40	(0.92)	(0.52)	(0.41)	—	(0.41)	(0.93)	36.18	(1.48)		176,005	1.12	(13)	1.12	1.08	34
4/1/13 to 3/31/14	29.97	0.25	7.05	7.30	(0.16)	—	(0.16)	7.14	37.11	24.52		145,115	1.14	(13)	1.14	0.77	15
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—	(0.16)	3.72	29.97	14.89		108,736	1.16	(13)	1.16	0.63	19
4/1/11 to 3/31/12	24.72	0.12	1.50	1.62	(0.09)	—	(0.09)	1.53	26.25	6.56		68,764	1.21	(13)	1.20	0.50	22

Class R6
4/1/15 to 3/31/16	$36.20	0.29	(4.69)	(4.40)	(0.24)	—	(0.24)	(4.64)	$31.56	(12.24)%		$4,781	0.99	%(13)(14)	0.99%	0.95%	13%
11/12/14(7) to 3/31/15	36.99	0.08	(0.66)	(0.58)	(0.21)	—	(0.21)	(0.79)	36.20	(1.57	)(4)	98	0.99	(3)	0.99 (3)	0.56 (3)	34 (4)
Growth & Income Fund
Class A
4/1/15 to 3/31/16	$20.97	0.14	0.56	0.70	(0.15)	(3.38)	(3.53)	(2.83)	$18.14	4.02%		$101,113	1.25	%(14)	1.38%	0.74%	312%
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75		116,725	1.25		1.36	0.82	345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84		111,074	1.25		1.39	0.66	283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44	0.52	65
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48	0.40	51

Class C
4/1/15 to 3/31/16	$19.42	— (5)	0.51	0.51	(0.07)	(3.38)	(3.45)	(2.94)	$16.48	3.27%		$36,236	2.00	%(14)	2.13%	0.01%	312%
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91		37,312	2.00		2.12	0.06	345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93		27,930	2.00		2.14	(0.09)	283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19	(0.23)	65
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23	(0.35)	51

Class I
4/1/15 to 3/31/16	$20.96	0.21	0.53	0.74	(0.19)	(3.38)	(3.57)	(2.83)	$18.13	4.25%		$11,991	1.00	%(14)	1.13%	1.13%	312%
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06		8,969	1.00		1.11	1.05	345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14	0.90	283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17	0.78	65
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23	0.66	51

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Mid-Cap Core Fund
Class A
4/1/15 to 3/31/16	$23.00	(0.06)	(0.20)	(0.26)	—	(0.14)	(0.14)	(0.40)	$22.60	(1.14)%	$20,639	1.35	%(14)	1.64%	(0.27)%	21%
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75	13,080	1.35		2.46	(0.34)	26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17	3,027	1.35		3.08	(0.31)	30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21	1,691	1.35		3.92	1.20	62
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65	945	1.35		4.61	0.07	27

Class C
4/1/15 to 3/31/16	$22.12	(0.22)	(0.19)	(0.41)	—	(0.14)	(0.14)	(0.55)	$21.57	(1.91)%	$6,670	2.10	%(14)	2.38%	(1.03)%	21%
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84	4,363	2.10		2.83	(1.10)	26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32	209	2.10		3.84	(1.01)	30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42	226	2.10		4.70	0.36	62
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78	211	2.10		5.41	(0.65)	27

Class I
4/1/15 to 3/31/16	$23.17	(0.01)	(0.20)	(0.21)	—	(0.14)	(0.14)	(0.35)	$22.82	(0.92)%	$7,570	1.10	%(14)	1.38%	(0.03)%	21%
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05	4,804	1.10		2.17	(0.16)	26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48	1,178	1.10		2.85	(0.08)	30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50	1,316	1.10		3.65	1.56	62
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85	1,271	1.10		4.41	0.37	27
Mid-Cap Growth Fund
Class A
4/1/15 to 3/31/16	$22.80	(0.18)	(0.36)	(0.54)	—	(0.34)	(0.34)	(0.88)	$21.92	(2.51)%	$76,660	1.39	%(14)	1.49%	(0.84)%	26%
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50	83,158	1.43	(8)	1.46	(0.71)	27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99	81,016	1.45		1.44	(0.74)	32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06	79,561	1.45		1.51	(0.49)	35
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)	78,925	1.49	(9)	1.56	(0.64)	163

Class B
4/1/15 to 3/31/16	$19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	$18.09	(3.23)%	$329	2.14	%(14)	2.23%	(1.60)%	26%
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68	608	2.18	(8)	2.21	(1.46)	27
4/1/13 to 3/31/14	16.20	(0.25)	2.06	1.81	—	—	—	1.81	18.01	11.17	732	2.20		2.20	(1.49)	32
4/1/12 to 3/31/13	14.97	(0.18)	1.41	1.23	—	—	—	1.23	16.20	8.22	1,142	2.20		2.26	(1.26)	35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)	1,495	2.24	(9)	2.31	(1.40)	163

Class C
4/1/15 to 3/31/16	$19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	$18.09	(3.23)%	$5,319	2.14	%(14)	2.24%	(1.60)%	26%
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68	5,976	2.18	(8)	2.21	(1.46)	27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10	5,233	2.20		2.19	(1.49)	32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28	4,850	2.20		2.26	(1.24)	35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)	4,849	2.24	(9)	2.31	(1.40)	163

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Mid-Cap Growth Fund
(Continued)
Class I
4/1/15 to 3/31/16	$23.26	(0.13)	(0.37)	(0.50)	—	(0.34)	(0.34)	(0.84)	$22.42	(2.24)%	$2,961	1.14	%(14)	1.24%	(0.60)%	26%
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79	3,288	1.18		1.21	(0.46)	27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23	2,324	1.20		1.19	(0.49)	32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35	1,932	1.20		1.26	(0.24)	35
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)	1,831	1.24	(9)	1.31	(0.37)	163
Quality Large-Cap Value
Fund
Class A
4/1/15 to 3/31/16	$15.40	0.14	(0.37)	(0.23)	(0.08)	—	(0.08)	(0.31)	$15.09	(1.53)%	$50,081	1.35	%(14)	1.44%	0.94%	25%
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45	55,215	1.35		1.42	0.71	56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50	49,275	1.35		1.43	0.81	23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36	48,193	1.35		1.47	1.19	32
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—	(0.09)	0.40	10.76	4.84	40,936	1.35		1.53	1.19	17

Class C
4/1/15 to 3/31/16	$15.03	0.01	(0.35)	(0.34)	(0.01)	—	(0.01)	(0.35)	$14.68	(2.26)%	$8,211	2.10	%(14)	2.18%	0.10%	25%
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64	20,383	2.10		2.16	0.07	56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56	3,803	2.10		2.18	0.05	23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57	3,452	2.10		2.23	0.42	32
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—	(0.02)	0.39	10.60	4.06	3,186	2.10		2.28	0.43	17

Class I
4/1/15 to 3/31/16	$15.40	0.17	(0.35)	(0.18)	(0.10)	—	(0.10)	(0.28)	$15.12	(1.21)%	$6,496	1.10	%(14)	1.18%	1.15%	25%
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72	9,776	1.10		1.17	0.96	56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70	9,546	1.10		1.18	0.99	23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73	30,360	1.10		1.12	1.73	32
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—	(0.12)	0.40	10.76	5.11	1,398	1.10		1.28	1.46	17
Quality Small-Cap Fund
Class A
4/1/15 to 3/31/16	$16.61	0.07	0.07	0.14	(0.10)	(0.98)	(1.08)	(0.94)	$15.67	0.94%	$71,280	1.30	%(13)(14)	1.30%	0.49%	15%
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33	74,738	1.28	(6)	1.28	0.54	24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78	137,496	1.32	(6)	1.32	0.24	24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37	118,376	1.42	(6)	1.34	1.29	16	(12)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—	(0.11)	0.84	13.22	7.73	120,962	1.42	(6)	1.34	1.45	19

Class C
4/1/15 to 3/31/16	$16.41	(0.04)	0.06	0.02	—	(0.98)	(0.98)	(0.96)	$15.45	0.17%	$23,602	2.05	%(13)(14)	2.05%	(0.26)%	15%
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49	25,634	2.03	(6)	2.03	(0.12)	24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87	27,132	2.07	(6)	2.07	(0.52)	24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57	23,793	2.17	(6)	2.09	0.56	16	(12)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96	22,765	2.17	(6)	2.09	0.66	19

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Quality Small-Cap Fund
(Continued)
Class I
4/1/15 to 3/31/16	$16.64	0.11	0.07	0.18	(0.15)	(0.98)	(1.13)	(0.95)	$15.69	1.17%		$144,487	1.05	%(13)(14)	1.05%	0.74%	15%
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59		163,082	1.03	(6)	1.03	0.97	24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06		104,149	1.07	(6)	1.07	0.49	24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	1.10	1.19	16	(12)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	1.09	1.77	19
Small-Cap Core Fund
Class A
4/1/15 to 3/31/16	$25.65	(0.05)	0.01	(0.04)	(0.05)	(4.17)	(4.22)	(4.26)	$21.39	0.02%		$53,722	1.37	%(14)	1.37%	(0.21)%	33%
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	—	(1.64)	(1.64)	1.46	25.65	13.28		67,696	1.34		1.34	0.12	28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39	(0.09)	31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37	0.52	15	(12)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34	1.08	10

Class C
4/1/15 to 3/31/16	$22.98	(0.19)	(0.01)	(0.20)	—	(4.17)	(4.17)	(4.37)	$18.61	(0.73)%		$31,711	2.12	%(14)	2.12%	(0.95)%	33%
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	—	(1.64)	(1.64)	0.99	22.98	12.44		33,735	2.09		2.09	(0.50)	28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14	(0.84)	31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12	(0.23)	15	(12)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09	0.15	10

Class I
4/1/15 to 3/31/16	$26.58	0.01	0.01	0.02	(0.13)	(4.17)	(4.30)	(4.28)	$22.30	0.28%		$189,167	1.12	%(14)	1.12%	0.04%	33%
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	—	(1.64)	(1.64)	1.63	26.58	13.57		248,933	1.08		1.08	0.53	28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14	0.19	31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12	0.63	15	(12)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09	1.11	10

Class R6
4/1/15 to 3/31/16	$26.59	0.07	(0.01)	0.06	(0.15)	(4.17)	(4.32)	(4.26)	$22.33	0.41%		$20,811	1.01	%(14)	1.02%	0.33%	33%
11/12/14(7) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	(4)	106	0.97	(3)	0.97 (3)	1.18 (3)	28	(4)
Small-Cap Sustainable
Growth Fund
Class A
4/1/15 to 3/31/16	$17.54	(0.10)	0.73	0.63	—	(0.50)	(0.50)	0.13	$17.67	3.69%		$88,715	1.49	%(14)	1.53%	(0.59)%	27%
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56		83,611	1.50		1.57	(0.76)	27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56	(0.93)	23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67	(0.24)	24
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(11)	77,384	1.65	(6)	1.65	(0.84)	46

Class C
4/1/15 to 3/31/16	$16.33	(0.21)	0.68	0.47	—	(0.50)	(0.50)	(0.03)	$16.30	2.97%		$19,525	2.25	%(14)	2.28%	(1.34)%	27%
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68		15,594	2.25		2.32	(1.51)	27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31	(1.68)	23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42	(0.96)	24
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(11)	7,490	2.40	(6)	2.40	(1.58)	46

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Small-Cap Sustainable
Growth Fund (Continued)
Class I
4/1/15 to 3/31/16	$17.70	(0.05)	0.74	0.69	—	(0.50)	(0.50)	0.19	$17.89	4.00%	$98,270	1.25	%(14)	1.29%	(0.31)%	27%
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83	35,058	1.25	1.32	(0.47)	27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42	20,685	1.25	1.30	(0.68)	23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59	10,026	1.36	(8)	1.42	(0.04)	24
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(11)	9,698	1.40	(6)	1.40	(0.55)	46
Strategic Growth Fund
Class A
4/1/15 to 3/31/16	$14.23	(0.05)	0.13	0.08	—	(0.65)	(0.65)	(0.57)	$13.66	0.39%	$401,617	1.30	%(13)(14)	1.30%	(0.32)%	20%
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29	433,635	1.28	(13)	1.28	(0.22)	28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11	399,131	1.28	(13)	1.28	(0.11)	26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98	373,069	1.34	(13)	1.34	0.31	20
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66	409,555	1.35	(13)	1.35	(0.25)	115

Class B
4/1/15 to 3/31/16	$11.93	(0.13)	0.12	(0.01)	—	(0.65)	(0.65)	(0.66)	$11.27	(0.30)%	$1,424	2.04	%(13)(14)	2.05%	(1.08)%	20%
4/1/14 to 3/31/15	10.56	(0.11)	2.03	1.92	—	(0.55)	(0.55)	1.37	11.93	18.40	2,205	2.03	(13)	2.03	(0.98)	28
4/1/13 to 3/31/14	8.93	(0.08)	1.71	1.63	—	—	—	1.63	10.56	18.25	2,682	2.03	(13)	2.03	(0.86)	26
4/1/12 to 3/31/13	8.66	(0.04)	0.31	0.27	—	—	—	0.27	8.93	3.12	3,236	2.09	(13)	2.09	(0.46)	20
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00	4,617	2.10	(13)	2.10	(1.01)	115

Class C
4/1/15 to 3/31/16	$11.93	(0.12)	0.11	(0.01)	—	(0.65)	(0.65)	(0.66)	$11.27	(0.31)%	$19,832	2.05	%(13)(14)	2.06%	(1.07)%	20%
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28	11,999	2.02	(13)	2.02	(0.97)	28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23	6,329	2.03	(13)	2.03	(0.86)	26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23	5,993	2.09	(13)	2.09	(0.44)	20
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88	6,707	2.10	(13)	2.10	(1.00)	115
Class I
4/1/15 to 3/31/16	$14.53	(0.01)	0.13	0.12	—	(0.65)	(0.65)	(0.53)	$14.00	0.66%	$8,227	1.05	%(13)(14)	1.05%	(0.07)%	20%
4/1/14 to 3/31/15	12.64	—	(5)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50	8,595	1.02	(13)	1.02	0.03	28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45	5,532	1.03	(13)	1.03	0.14	26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21	5,650	1.09	(13)	1.09	0.57	20
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92	4,733	1.10	(13)	1.10	0.00	115
Tactical Allocation Fund
Class A
4/1/15 to 3/31/16	$9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)	(1.31)	$8.44	(7.36)%	$147,546	1.32	%(14)	1.33%	2.25%	81%
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)	(0.31)	9.75	3.60	180,435	1.30	1.30	2.09	69
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84	195,509	1.29	1.29	2.22	61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00	186,662	1.30	1.30	2.26	94
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88	189,926	1.30	1.30	1.59	128

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Tactical Allocation Fund
(Continued)
Class B
4/1/15 to 3/31/16	$9.88	0.14	(0.89)	(0.75)	(0.10)	(0.46)	(0.56)	(1.31)	$8.57	(8.01)%	$209	2.06	%(14)	2.07%	1.52%	81%
4/1/14 to 3/31/15	10.18	0.14	0.15	0.29	(0.12)	(0.47)	(0.59)	(0.30)	9.88	2.83	379	2.05		2.05	1.37	69
4/1/13 to 3/31/14	9.98	0.15	1.14	1.29	(0.13)	(0.96)	(1.09)	0.20	10.18	13.87	585	2.04		2.04	1.48	61
4/1/12 to 3/31/13	9.56	0.14	0.54	0.68	(0.15)	(0.11)	(0.26)	0.42	9.98	7.30	802	2.05		2.05	1.51	94
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02	1,165	2.05		2.05	0.82	128

Class C
4/1/15 to 3/31/16	$9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)	(1.32)	$8.64	(8.02)%	$5,460	2.07	%(14)	2.08%	1.51%	81%
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)	(0.31)	9.96	2.81	6,328	2.04		2.04	1.29	69
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90	3,785	2.04		2.04	1.46	61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17	3,021	2.05		2.05	1.51	94
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06	2,381	2.05		2.05	0.87	128

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	Net expense ratio includes extraordinary expenses.
(10)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(11)	Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.
(12)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(13)	The Fund is currently under its expense limitation.
(14)	Earnings credit from Custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which ten (the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined on the respective Fund’s summary page. There is no guarantee that the Funds will achieve their objectives.

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class R6 shares are offered by the Contrarian Value Fund and the Small-Cap Core Fund. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the each Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2016, all loan agreements held by the Funds are assignment loans.

H.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Contrarian Value Fund	$10,736	$11,113
Mid-Cap Core Fund	585	608
Mid-Cap Growth Fund	7,357	7,526
Quality Large-Cap Value Fund	1,105	1,147
Strategic Growth Fund	7,003	7,269
Tactical Allocation Fund	4,160	4,284

I.	When-Issued and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” on the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Growth & Income Fund invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

Written options transactions held by Growth & Income Fund, during the period ended March 31, 2016, were as follows:

	Calls		Puts
	Number of Contracts	Premiums received	Number of Contracts	Premiums received
Written Options outstanding at March 31, 2015	1,245	$45	1,245	$405
Options written	26,614	1,014	26,614	10,603
Options closed	(20,128)	(711)	(21,606)	(8,590)
Options expired	(6,739)	(303)	(5,261)	(2,093)
Options exercised	—	—	—	—

Written Options outstanding at March 31, 2016	992	$45	992	$325

The following is a summary of the Growth & Income Fund’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of March 31, 2016:

Statements of Assets and Liabilities
Growth & Income
Assets: Purchased options at value	$17 (1)
Liabilities: Written options at value	(49)

Net asset (liability) balance	$(32)

Statements of Operations
	Growth & Income
Net realized gain (loss) on purchased options	$(4,173	)(2)
Net realized gain (loss) on written options	4,886
Net change in unrealized appreciation (depreciation) on purchased options	(8	)(3)
Net change in unrealized appreciation (depreciation) on written options	236

Total net realized and unrealized gain (loss)	$941

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended March 31, 2016, Growth & Income Fund’s average daily premiums paid by the Fund for purchased options were $141 and the average daily premiums received for written call options by the Fund were $(351).

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Growth & Income Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Contrarian Value Fund	0.75%	0.70%

During the period covered by these financial statements, the Tactical Allocation Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $10. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve is as follows:

Fund	Subadviser	Fund	Subadviser
Contrarian Value Fund	Sasco Capital, Inc.	Small-Cap Core Fund	Kayne(1)(2)
Growth & Income Fund	Rampart Investment Management Company, LLC(2)	Small-Cap Sustainable Growth Fund	Kayne(1)(2)
Mid-Cap Core Fund	Kayne(1)(2)	Strategic Growth Fund	Kayne(1)(2)
Mid-Cap Growth Fund	Kayne(1)(2)	Tactical Allocation Fund (Equity and Cash Portfolio)	Euclid Advisors LLC(2)
Quality Large-Cap Value Fund	Kayne(1)(2)	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management, LLC(2)
Quality Small-Cap Fund	Kayne(1)(2)

(1)	Kayne Anderson Rudnick Investment Management, LLC.
(2)	An indirect wholly owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

Effective September 1, 2015, the Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of the average annual daily net asset values for the following Funds.

	Class A	Class B	Class C	Class I	Class R6	Through Date
Contrarian Value Fund†	1.48%	N/A	2.23%	1.23%	1.10%	7/31/17
Growth & Income Fund†	1.25	N/A	2.00	1.00	N/A	7/31/17
Mid-Cap Core Fund†	1.35	N/A	2.10	1.10	N/A	7/31/17
Mid-Cap Growth Fund†	1.40	2.15%	2.15	1.15	N/A	7/31/17
Quality Large-Cap Value Fund†	1.35	N/A	2.10	1.10	N/A	7/31/17
Quality Small-Cap Fund†	1.42	N/A	2.17	1.17	N/A	7/31/17
Small-Cap Sustainable Growth Fund†	1.50	N/A	2.25	1.25	N/A	7/31/17
Strategic Growth Fund†	1.47	2.22	2.22	1.22	N/A	7/31/17

†	For the period April 1, 2015, through August 31, 2015, the waiver was voluntary.

Fund expenses for Contrarian Value Fund, Quality Small-Cap Fund, and Strategic Growth Fund are currently below the capped level.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Growth & Income Fund	$168	$175	$202	$545
Mid-Cap Core Fund	69	77	79	225
Mid-Cap Growth Fund	—	21	76	97
Quality Large-Cap Value Fund	34	45	61	140
Small-Cap Sustainable Growth Fund	63	79	52	194

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended March 31, 2016, it retained net commissions of $88 for Class A shares and deferred sales charges of $17, $28 for Class A shares, and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended March 31, 2016, the Funds incurred administration fees totaling $1,928 which are included in the Statements of Operations.

For the period ended March 31, 2016, the Funds incurred transfer agent fees totaling $1,651 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

($ reported in thousands except shares)

At March 31, 2016, Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Contrarian Value Fund
Class R6	2,737	$86
Small-Cap Core Fund
Class R6	4,759	106

H.	Investments in Affiliates

A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended March 31, 2016, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$—	$1,772	$—	$1,695	$40	$—

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, written options, and short-term securities) during the period ended March 31, 2016, were as follows:

	Purchases	Sales
Contrarian Value Fund	$41,504	$152,540
Growth & Income Fund	479,193	495,211
Mid-Cap Core Fund	18,633	5,704
Mid-Cap Growth Fund	22,638	30,137
Quality Large-Cap Value Fund	17,479	36,022
Quality Small-Cap Fund	35,896	77,769
Small-Cap Core Fund	99,817	159,096
Small-Cap Sustainable Growth Fund	94,816	38,716
Strategic Growth Fund	88,252	115,774
Tactical Allocation Fund	128,937	147,523

The Tactical Allocation Fund had purchases of $6,261 and sales of $6,744 of long-term U.S. Government and agency securities during the period ended March 31, 2016.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Contrarian Value Fund				Growth & Income Fund
	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2016		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	497	$16,061	2,188	$82,667	681	$12,511	760	$16,096
Reinvestment of distributions	17	628	44	1,669	1,027	18,016	668	13,856
Shares repurchased	(2,361)	(76,153)	(3,732)	(136,460)	(1,698)	(30,024)	(926)	(19,490)

Net Increase / (Decrease)	(1,847)	$(59,464)	(1,500)	$(52,124)	10	$503	502	$10,462

Class C
Sale of shares	38	$1,236	284	$10,150	769	$13,346	652	$12,787
Reinvestment of distributions	1	38	2	82	387	6,208	179	3,472
Shares repurchased	(564)	(17,436)	(294)	(10,354)	(878)	(14,585)	(267)	(5,239)

Net Increase / (Decrease)	(525)	$(16,162)	(8)	$(122)	278	$4,969	564	$11,020

Class I
Sale of shares	657	$21,130	2,860	$107,915	318	$5,626	185	$3,875
Reinvestment of distributions	25	890	47	1,767	80	1,413	52	1,070
Shares repurchased	(2,219)	(71,603)	(1,953)	(71,804)	(165)	(2,957)	(324)	(6,891)

Net Increase / (Decrease)	(1,537)	$(49,583)	954	$37,878	233	$4,082	(87)	$(1,946)

Class R6
Sale of shares	176	$5,841	3	$100	—	$—	—	$—
Reinvestment of distributions	— (1)	17	—	1	—	—	—	—
Shares repurchased	(27)	(853)	— (1)	— (2)	—	—	—	—

Net Increase / (Decrease)	149	$5,005	3	$101	—	$—	—	$—

	Mid-Cap Core Fund				Mid-Cap Growth Fund
	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2016		Year Ended March 31, 2015

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	557	$12,394	475	$10,540	134	$2,958	110	$2,344
Reinvestment of distributions	4	95	12	252	49	1,143	110	2,366
Shares repurchased	(217)	(4,737)	(71)	(1,524)	(332)	(7,279)	(377)	(8,041)

Net Increase / (Decrease)	344	$7,752	416	$9,268	(149)	$(3,178)	(157)	$(3,331)

Class B
Sale of shares	—	$—	—	$—	— (1)	$— (2)	5	$86
Reinvestment of distributions	—	—	—	—	— (1)	9	1	22
Shares repurchased	—	—	—	—	(14)	(262)	(15)	(264)

Net Increase / (Decrease)	—	$—	—	$—	(14)	$(253)	(9)	$(156)

Class C
Sale of shares	195	$4,179	193	$4,199	71	$1,340	58	$1,082
Reinvestment of distributions	2	35	1	17	5	94	9	164
Shares repurchased	(85)	(1,754)	(7)	(149)	(96)	(1,721)	(43)	(760)

Net Increase / (Decrease)	112	$2,460	187	$4,067	(20)	$(287)	24	$486

Class I
Sale of shares	279	$6,180	167	$3,744	25	$586	47	$1,038
Reinvestment of distributions	2	41	3	73	2	49	4	82
Shares repurchased	(156)	(3,412)	(22)	(482)	(36)	(806)	(17)	(377)

Net Increase / (Decrease)	125	$2,809	148	$3,335	(9)	$(171)	34	$743

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

	Quality Large-Cap Value Fund				Quality Small-Cap Fund
	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2016		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	328	$4,631	989	$14,924	572	$8,621	653	$10,653
Reinvestment of distributions	16	245	23	343	285	4,445	573	9,196
Shares repurchased	(611)	(9,094)	(964)	(13,926)	(808)	(12,177)	(4,939)	(77,763)

Net Increase / (Decrease)	(267)	$(4,218)	48	$1,341	49	$889	(3,713)	$(57,914)

Class C
Sale of shares	116	$1,660	1,633	$23,964	95	$1,426	82	$1,303
Reinvestment of distributions	1	11	4	53	88	1,357	136	2,159
Shares repurchased	(914)	(12,980)	(559)	(8,347)	(217)	(3,265)	(285)	(4,536)

Net Increase / (Decrease)	(797)	$(11,309)	1,078	$15,670	(34)	$(482)	(67)	$(1,074)

Class I
Sale of shares	45	$667	259	$3,952	2,300	$34,828	5,510	$87,064
Reinvestment of distributions	3	52	6	95	680	10,585	739	11,872
Shares repurchased	(253)	(3,772)	(316)	(4,764)	(3,573)	(53,640)	(2,658)	(42,585)

Net Increase / (Decrease)	(205)	$(3,053)	(51)	$(717)	(593)	$(8,227)	3,591	$56,351

	Small-Cap Core Fund				Small-Cap Sustainable Growth Fund
	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2016		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	436	$9,529	602	$14,755	1,110	$18,446	563	$9,348
Reinvestment of distributions	443	9,802	260	6,316	129	2,236	483	8,023
Shares repurchased	(1,006)	(22,255)	(4,932)	(118,454)	(987)	(16,297)	(1,870)	(30,777)

Net Increase / (Decrease)	(127)	$(2,924)	(4,070)	$(97,383)	252	$4,385	(824)	$(13,406)

Class C
Sale of shares	295	$5,978	172	$3,806	377	$5,896	285	$4,550
Reinvestment of distributions	301	5,822	100	2,214	29	470	77	1,190
Shares repurchased	(360)	(7,311)	(325)	(7,140)	(163)	(2,491)	(236)	(3,673)

Net Increase / (Decrease)	236	$4,489	(53)	$(1,120)	243	$3,875	126	$2,067

Class I
Sale of shares	1,981	$46,483	5,315	$132,629	4,526	$76,763	1,481	$25,094
Reinvestment of distributions	1,417	32,670	563	14,278	60	1,032	113	1,902
Shares repurchased	(4,279)	(101,680)	(6,227)	(158,129)	(1,075)	(17,938)	(824)	(13,716)

Net Increase / (Decrease)	(881)	$(22,527)	(349)	$(11,222)	3,511	$59,857	770	$13,280

Class R6
Sale of Shares	890	$21,755	4	$100	—	$—	—	$—
Reinvestment of distributions	97	2,115	—	3	—	—	—	—
Shares repurchased	(59)	(1,307)	— (1)	— (2)	—	—	—	—

Net Increase / (Decrease)	928	$22,563	4	$103	—	$—	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

	Strategic Growth Fund				Tactical Allocation Fund
	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2016		Year Ended March 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	692	$9,635	562	$7,544	403	$3,817	401	$3,958
Reinvestment of distributions	1,224	17,438	1,110	15,178	1,131	10,398	1,141	11,298
Shares repurchased	(3,003)	(41,883)	(3,340)	(44,320)	(2,565)	(22,962)	(2,461)	(24,297)

Net Increase / (Decrease)	(1,087)	$(14,810)	(1,668)	$(21,598)	(1,031)	$(8,747)	(919)	$(9,041)

Class B
Sale of shares	2	$17	— (1)	$2	— (1)	$— (2)	1	$11
Reinvestment of distributions	8	98	9	107	2	19	3	26
Shares repurchased	(69)	(799)	(78)	(872)	(16)	(145)	(23)	(229)

Net Increase / (Decrease)	(59)	$(684)	(69)	$(763)	(14)	$(126)	(19)	$(192)

Class C
Sale of shares	1,249	$14,657	522	$6,126	437	$4,258	438	$4,389
Reinvestment of distributions	68	810	24	275	47	443	23	229
Shares repurchased	(564)	(6,362)	(139)	(1,575)	(487)	(4,357)	(194)	(1,957)

Net Increase / (Decrease)	753	$9,105	407	$4,826	(3)	$344	267	$2,661

Class I
Sale of shares	171	$2,422	196	$2,703	—	$—	—	$—
Reinvestment of distributions	23	338	19	272	—	—	—	—
Shares repurchased	(198)	(2,764)	(61)	(829)	—	—	—	—

Net Increase / (Decrease)	(4)	$(4)	154	$2,146	—	$—	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.

Note	7. Borrowings

($ reported in thousands)

On July 1, 2015, the Funds and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended March 31, 2016.

Note	8. 10% Shareholders

At March 31, 2016, certain Funds had individual shareholder account(s), and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Contrarian Value Fund	11%	1*
Mid-Cap Core Fund	47	3*
Quality Large-Cap Value Fund	10	1*
Quality Small-Cap Fund	38	2*
Small-Cap Core Fund	37	2*
Small-Cap Sustainable Growth Fund	13	1*

*	None of the accounts are affiliated.

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Contrarian Value Fund	$220,268	$84,776	$(41,053)	$43,723
Growth & Income Fund - Investments (Including Purchased Options)	139,867	8,241	(272)	7,969
Growth & Income Fund - Written Options	(49)	—	—	—
Mid-Cap Core Fund	32,446	3,376	(743)	2,633
Mid-Cap Growth Fund	71,395	24,715	(3,768)	20,947
Quality Large-Cap Value Fund	49,889	16,366	(1,375)	14,991
Quality Small-Cap Fund	177,526	65,839	(6,287)	59,552
Small-Cap Core Fund	238,704	74,109	(21,367)	52,742
Small-Cap Sustainable Growth Fund	166,110	43,700	(5,815)	37,885
Strategic Growth Fund	278,423	165,894	(7,950)	157,944
Tactical Allocation Fund	146,477	15,896	(7,305)	8,591

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	Short-Term Capital Losses Expiring			No Expiration
	2017	2018	2019	Short-Term	Long-Term	Total
Contrarian Value Fund	$—	$9,244	$6,954	$—	$—	$16,198
Mid-Cap Core Fund	—	—	—	115	17	132
Quality Large-Cap Value Fund	6,827	8,384	—	—	—	15,211
Quality Small-Cap Fund	4,655	—	—	—	—	4,655
Small-Cap Core Fund	2,681	—	—	—	—	2,681
Small-Cap Sustainable Growth Fund	—	383	—	—	—	383

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, and Small-Cap Sustainable Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended March 31, 2016, certain Funds utilized losses deferred in prior years against current year capital gains as follows:

Fund
Contrarian Value Fund	$15,725
Growth & Income Fund	370
Quality Large-Cap Value Fund	2,579
Quality Small-Cap Fund	4,655
Small-Cap Core Fund	2,681
Small-Cap Sustainable Growth Fund	216

Small-Cap Sustainable Growth Fund had $329 of capital loss carryover which expired in 2016.

Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2016, certain Funds deferred and recognized qualified late year losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Contrarian Value Fund	$—	$—	$3,167	$—
Growth & Income Fund	—	—	5,455	—
Mid-Cap Core Fund	27	14	381	1
Mid-Cap Growth Fund	161	190	312	—
Quality Large-Cap Value Fund	—	—	—	282
Small-Cap Sustainable Growth Fund	245	124	—	—
Strategic Growth Fund	—	122	505	—
Tactical Allocation Fund	96	161	—	—

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Contrarian Value Fund	$1,347	$—
Growth & Income Fund	866	—
Quality Large-Cap Value Fund	464	—
Quality Small-Cap Fund	1,131	15,137
Small-Cap Core Fund	—	11,842
Small-Cap Sustainable Growth Fund	—	7,166
Strategic Growth Fund	—	1,064
Tactical Allocation Fund	—	150

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the period ended March 31, 2016 and 2015 was as follows:

		Ordinary Income	Long-Term Capital Gains	Total
Contrarian Value Fund	2016	$1,801	$—	$1,801
	2015	4,093	—	4,093
Growth & Income Fund	2016	13,131	14,686	27,817
	2015	444	19,807	20,251
Mid-Cap Core Fund	2016	—	171	171
	2015	64	285	349
Mid-Cap Growth Fund	2016	—	1,392	1,392
	2015	—	2,836	2,836
Quality Large-Cap Value Fund	2016	325	—	325
	2015	542	—	542
Quality Small-Cap Fund	2016	1,894	15,213	17,107
	2015	690	25,013	25,703
Small-Cap Core Fund	2016	1,322	53,275	54,597
	2015	3,770	21,634	25,404
Small-Cap Sustainable Growth Fund	2016	—	4,609	4,609
	2015	—	12,167	12,167
Strategic Growth Fund	2016	—	20,462	20,462
	2015	—	17,401	17,401
Tactical Allocation Fund	2016	3,216	8,775	11,991
	2015	6,077	6,813	12,890

Note	11. Reclassification of Capital Accounts

($ reported in thousands)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Funds. As of March 31, 2016, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest		Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Contrarian Value Fund	$—	(1)	$— (1)	$—
Growth & Income Fund	—	(1)	(11)	11
Mid-Cap Core Fund	(95)		92	3
Mid-Cap Growth Fund	(815)		814	1
Quality Large-Cap Value Fund	—	(1)	(9)	9
Quality Small-Cap Fund	—	(1)	(1)	1
Small-Cap Core Fund	(323)		312	11
Small-Cap Sustainable Growth Fund	(497)		745	(248)
Strategic Growth Fund	—		1,678	(1,678)
Tactical Allocation Fund	—	(1)	(548)	548

(1)	Amount is less than $500

Note	12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2016

or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2016, the Tactical Allocation Fund’s aggregate value of illiquid securities was $90 or 0.1% of the Fund’s net assets. These securities have been identified on the Schedule of Investments.

At March 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note	13. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2016, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Contrarian Value Fund	Materials	29%
Contrarian Value Fund	Industrials	25%
Mid-Cap Core Fund	Industrials	29%
Mid-Cap Growth Fund	Information Technology	26%
Quality Small-Cap Fund	Information Technology	25%
Small-Cap Core Fund	Industrials	30%
Small-Cap Sustainable Growth Fund	Information Technology	34%
Strategic Growth Fund	Information Technology	35%
Strategic Growth Fund	Consumer Discretionary	27%

Note	14. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled In the Matter of F-Squared Investments Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Funds’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million. This matter had no impact upon these financial statements.

Note	15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Virtus Equity Trust and

Shareholders of the Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Contrarian Value Fund, Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund, Virtus Mid-Cap Growth Fund, Virtus Quality Large-Cap Value Fund, Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund (each a fund of Virtus Equity Trust, hereafter referred to as the “Funds”) at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 19, 2016

VIRTUS EQUITY TRUST

TAX INFORMATION NOTICE (Unaudited)

MARCH 31, 2016

For the fiscal year ended March 31, 2016, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

	QDI	DRD	LTCG
Contrarian Value Fund	100%	100%	$—
Growth & Income Fund	100	100	940
Mid-Cap Growth Fund	—	—	9
Quality Large-Cap Value Fund	100	100	—
Quality Small-Cap Fund	100	100	17,770
Small-Cap Core Fund	—	—	45,059
Small-Cap Sustainable Growth Fund	—	—	9,129
Strategic Growth Fund	—	—	12,492
Tactical Allocation Fund	75	42	792

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Growth & Income Fund, Virtus Mid-Cap Core Fund, Virtus Mid-Cap Growth Fund, Virtus Contrarian Value Fund, Virtus Quality Large-Cap Value Fund, Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Growth Fund, and Virtus Tactical Allocation Fund (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended June 30, 2015.

Virtus Growth & Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10- year periods and outperformed the median of its Performance Universe for the 5- year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5- year periods. The Board also noted that the Fund underperformed its benchmark for the 3- and 5- year periods and outperformed its benchmark for the 1- year period.

Virtus Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- year period and underperformed the median of its Performance Universe for the 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1- year period and underperformed its benchmark for the 3-, 5- and 10- year periods.

Virtus Contrarian Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Quality Large-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5- year periods.

Virtus Quality Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5- year periods and outperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 5- year periods and underperformed its benchmark for the 3- year period.

Virtus Small-Cap Core Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1- year period and underperformed its benchmark for the 3-, 5- and 10- year periods.

Virtus Small-Cap Sustainable Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5- year periods and underperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Fund underperformed its benchmark for the 3- and 5- year periods and outperformed its benchmark for the 1- year period.

Virtus Strategic Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-, 5- and 10- year periods and outperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10- year periods and outperformed its benchmark for the 1- year period.

Virtus Tactical Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5-, and 10- year periods and underperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 10- year periods and outperformed its benchmark for the 3- and 5- year periods.

With respect to certain Funds, including Virtus Growth & Income, Virtus Mid-Cap Growth Fund, Virtus Contrarian Value Fund, Virtus Quality Large-Cap Value Fund, Virtus Quality Small-Cap Fund, Virtus Small-Cap Core Fund, Virtus Small-Cap Sustainable Growth Fund and Virtus Strategic Growth Fund, the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. With respect to the Growth & Income Fund, the Board also considered that the Fund had recently changed subadvisers, so that the performance shown was primarily that of prior subadvisers. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for or plans discussed to address underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Growth & Income Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were slightly above the median of the Expense Group.

Virtus Mid-Cap Core Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were at the median of the Expense Group.

Virtus Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Contrarian Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Quality Large-Cap Value Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Quality Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Small-Cap Sustainable Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Strategic Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Sasco Capital, Inc., the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Subadvisory Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

FUND MANAGEMENT TABLES

(Unaudited)

Information pertaining to the Trustees and officers of the Trust as of March 31, 2016, is set forth below. The Statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McClellan, Hassell H. YOB: 1945 Elected: 2015 61 Portfolios	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College; Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008); Trustee (since 2015), Virtus Mutual Fund Complex (52 portfolios); Trustee, John Hancock Fund Complex (since 2000), John Hancock Funds (collectively, 228 portfolios); and Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company).
McLoughlin, Philip YOB: 1946 Elected: 2006 75 Portfolios	Director (since 1991) and Chairman (since 2010), World Trust Fund (closed-end investment firm in Luxembourg); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Chairman (since 2002) and Trustee (since 1989), Virtus Mutual Fund Complex (52 portfolios); Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 portfolios); Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (7 portfolios).
McNamara, Geraldine M. YOB: 1951 Elected: 2006 65 Funds	Retired. Trustee (since 2001), Virtus Mutual Fund Complex (52 portfolios); and Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); and Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios).
Oates, James M. YOB: 1946 Elected: 2006 62 Funds	Managing Director (since 1994), Wydown Group (consulting firm). Trustee (since 1987), Virtus Mutual Fund Complex (52 portfolios); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (since 2007), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios).
Segerson, Richard E. YOB: 1948 Elected: 2006 52 Funds	Trustee (since 1983), Virtus Mutual Fund Complex (52 portfolios); and Managing Director (1998 to 2013), Northway Management Company.
Verdonck, Ferdinand L.J. YOB: 1942 Elected: 2006 52 Funds	Director (1998-July 2015), The J.P. Morgan European Investment Trust; Director (since 2005), Galapagos N.V. (biotechnology) (until February 2013); Director (until June 2015) Groupe SNEF; Vice Chairman (2014 to present), Affirmed Therapeutics (biotechnology); Mr. Verdonck is also a director of several non-U.S. companies; and Trustee (since 2002), Virtus Mutual Fund Complex (52 portfolios).

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 73 Funds	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Trustee (since 2006), Virtus Mutual Funds (52 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios) ; and Chairman and Trustee (since 2015), Virtus ETF Trust II.

FUND MANAGEMENT TABLES (Continued)

(Unaudited)

Officers

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Senior Vice President (since 2013); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President, Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President, since 2013; Vice President (2005-2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), The Zweig Closed-End Funds; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust.
Engberg, Nancy J. YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

Virtus Growth & Income Fund, Virtus Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated July 29, 2015

IMPORTANT NOTICE TO INVESTORS

Virtus Growth & Income Fund

The disclosure under “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by adding the following:

>Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding a row entitled “Portfolio Turnover” and inserting an “X” in that row to indicate that this risk applies to the fund.

Additionally, the following disclosure is added to this section:

Portfolio Turnover

A fund’s investment strategy may result in frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.

Virtus Mid-Cap Growth Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.96%.

Virtus Tactical Allocation Fund

The Average Annual Total Return table in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by restating the one-year return for Class B Shares as -0.25%.

Investors should retain this supplement with the SAI for future reference.

VET 8019 G&IRisks&MCG&TAPerf (4/2016)

Virtus Equity Trust

Supplement dated April 14, 2016 to the

Statement of Additional Information (“SAI”) dated July 29, 2015

IMPORTANT NOTICE TO INVESTORS

In the section “Investment Limitations” on page 65 of the SAI, the following disclosure is hereby added after the list of fundamental investment restrictions:

The investment limitation described in (2) above does not prohibit any Fund (each, a “Fund of Funds”) from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, and the limitation does not apply to the purchase of investment company shares by any such Fund of Funds. Also with respect to investment restriction (2) above, for purposes of determining the amount of each Fund’s total assets invested in the securities of one or more issuers conducting their principal business activities in the same industry, as of the date of this SAI the Funds of Funds will not look through to the securities held by any underlying exchange-traded funds (“ETFs”), unaffiliated mutual funds and/or closed-end funds in which such Funds invest.

Investors should retain this supplement with the SAI for future reference.

VET 8019B SAI/FoF (4/2016)

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus

Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AllSAIs/AssetBacked (4/2016)

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8015	05-16

ANNUAL REPORT

Virtus Balanced Fund

March 31, 2016

TRUST NAME: VIRTUS EQUITY TRUST

Statementof Additional Information (“SAI”) supplements applicable to this Fund appear at the back of this annual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Balanced Fund

(“Balanced Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the twelve months ended March 31, 2016 and includes comments from the portfolio manager.

Over the year, global equity markets were challenged by falling oil prices, China’s slowdown, and anticipation of the first rate hike by the Federal Reserve (the “Fed”) in nine years, which was finally realized in December. For the twelve months ended March 31, 2016, major U.S. equity markets had moderate gains, with the large-cap S&P 500® Index and Dow Jones Industrial AverageSM returning 1.78% and 2.08%, respectively, while the technology-heavy NASDAQ Composite Index® increased 0.55%. By comparison, international equities had negative returns for the year despite a strong rebound in the last few months, particularly for emerging markets.

U.S. Treasuries were unsettled for much of the period, though demand for this “safe haven” asset eased in late March 2016 following the Fed’s decision to delay further rate hikes in the near term. The yield on the bellwether 10-year U.S. Treasury was 1.78% on March 31, 2016 compared with 1.94% at March 31, 2015. The broader U.S. fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 1.96% for the period, while non-investment grade bonds underperformed, with the Barclays U.S. Corporate High Yield Bond Index down 3.69%.

The strength of the global economy is likely to remain a concern for the markets in the months ahead, and investors will watch with great interest the actions of the Fed and other central banks. The U.S. economy’s continued growth, as evidenced by stronger jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS BALANCED FUND

KEY INVESTMENT TERMS

March 31, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Balanced Fund Composite Index

A composite index consisting of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Barclays U.S. Corporate High Yield Bond Index

The Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial AverageSM

A price weighted average of 30 blue chip stocks. The index is calculated on total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

NASDAQ Composite Index®

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ composite is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

2

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (NYSE).

3

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

4

VIRTUS BALANCED FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2015 TO MARCH 31, 2016

Expense Table
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,011.90	1.12%	$5.63
Class B	1,000.00	1,007.40	1.87	9.38
Class C	1,000.00	1,007.40	1.87	9.38

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.40	1.12	5.65
Class B	1,000.00	1,015.65	1.87	9.42
Class C	1,000.00	1,015.65	1.87	9.42

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

5

VIRTUS BALANCED FUND Fund Summary March 31, 2016 (Unaudited) Portfolio Management Commentaries by Euclid Advisors LLC – Equity Portfolio Newfleet Asset Management, LLC – Fixed Income Portfolio	Ticker Symbols: A Share: PHBLX B Share: PBCBX C Share: PSBCX

¢	Balanced Fund (the “Fund”) is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee the Fund will achieve its objectives.

¢	For the fiscal year ended March 31, 2016, the Fund’s Class A shares at NAV returned -6.37%, Class B shares returned -7.06% and Class C shares returned -7.06%. For the same period, the S&P 500® Index, a broad-based equity index, returned 1.78%; the Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 1.96%; and the Balanced Fund Composite Index, which is the Fund’s style-specific index appropriate for comparison, returned 2.09%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares when redeemed may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the equity markets perform during the Fund’s fiscal year?

¢	The U.S. equity markets experienced a high level of volatility over the course of the last year, including two very violent selloffs. The S&P 500® Index dropped precipitously in August of 2015 on the back of concerns on how aggressively the Federal Reserve (“the Fed”) would tighten monetary policy and worries about the meaning of the collapse in the price of oil. Some market participants believed the rapid decline in oil prices was indicative of a global recession, and that bankruptcies could ensue in both the energy segment of the market and possibly even some banks that had lent to the oil companies. New lows were probed in late September, but by early November the S&P 500® Index had fully recovered its recent losses, and optimism returned, as the Fed seemed to be more measured in its outlook for higher rates. However, the market again had a swoon in January as global growth concerns kicked in on the back of weak numbers from China and muted U.S. economic data. Oil prices also dominated the narrative as the selloff in crude oil prices accelerated and hit new lows in mid-January.

¢	Ultimately, the market once again bounced sharply, as the negative sentiment was so pervasive that it was hard to find anyone who believed in a rally. Furthermore, crude oil prices recovered, and perhaps even more favorably, the Fed made comments in February implying a less aggressive tightening cycle and possibly not hiking rates unless economic data was far stronger. Overall, the S&P 500® Index eked out a small gain (with dividends included), but it was a difficult ride in the U.S. equity markets for the last 12 months. It seems the valuation schizophrenia can be attributed to policy makers’ decisions and geopolitics rather than specific fundamental factors. Given the economic backdrop and generally mediocre earnings growth, a flat market year-over-year is unsurprising. However, the violent selloff and swift recovery are not related to fundamentals, but rather the market’s perception of what the Fed and other policy makers are telegraphing.

How did the international equity markets perform during the Fund’s fiscal year?

¢	The international equity markets struggled during the fiscal year, with the MSCI EAFE®

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 2.

6

VIRTUS BALANCED FUND (Continued)

Index declining 8.27% (net dividends). It was a period where the tug of war between optimism and pessimism seemed to play out every six to eight weeks, as investors grappled with global growth concerns, currency devaluations, political uncertainty, and high profile terrorist attacks in Europe. The biggest debate centered on the outlook for global growth and central bank responses as Chinese economic activity waned. Perhaps as a sign of desperation to weakening demand for its exports, the Bank of China devalued the reminbi in late August and this was followed by several of its Asian trading partners. The uncertainty produced a drop in many commodities, particularly in the energy sector and this reverberated through the capital markets with the MSCI EAFE® Index plunging over 10% in the second fiscal quarter.

¢	A snapback rally ensued in October as the Chinese equity and currency markets stabilized, but weaker overseas economic data, a 30% decline in the price of Brent crude oil, and the first interest rate increase in seven years by the Fed caused markets to reverse course. As 2015 unfolded, volatility once again moved higher as prices of risk assets declined. China announced a sub 7% growth rate for 2015 (the slowest advance since 1990) and Japan’s economy contracted while the U.S. economy continued to grow, albeit slowly. As in October, risk assets found their footing in mid-February and rallied strongly into the end of the fiscal year, with only a slight loss for the quarter.

How did the fixed income markets perform during the Fund’s fiscal year?

¢	Most spread sectors underperformed U.S. Treasuries and agency mortgages during the fiscal year. A combination of factors contributed to a turbulent year in global markets. Concerns over weakness in China, plummeting commodity prices, and fears that the Fed had tightened too soon roiled markets at various times throughout the year. The tide turned in mid-February when the Fed’s unexpectedly dovish tone sparked a rally that brought firming commodity prices (notably oil), a demand for risk assets, as well as a selloff in the U.S. dollar. The fiscal year ended on a more positive, albeit wary, note.

¢	Although challenges remained in the global environment, a number of positive developments helped to calm markets as the fiscal year came to a close. These included a more dovish Fed taking global macro risks into greater consideration, global central bank easing, weakening of the U.S. dollar, a rally in oil and commodity prices, and evidence that growth in China was not weakening dramatically and its currency had stabilized. Technical conditions in the credit markets also improved. Against the more positive global backdrop, better economic data in the U.S. have alleviated fears of an impending recession.

¢	Over the last 12 months, yields increased at the front end of the U.S. Treasury curve and decreased in the belly of the curve, and overall the curve flattened.

What factors affected the performance of the Fund’s equity portfolio during the fiscal year?

¢	It was a difficult year for stock picking in the domestic sleeve of the Fund. Notably, the largest stocks propelled the S&P 500® Index higher and generally far outperformed smaller names in the Index. In fact, the average U.S. stock was actually down over the last year, but some mega-cap names drove the Index higher on the year. What appears to be happening in this market is that many investors are willing to buy names with either very high growth, regardless of price, or steady names that pay a higher dividend. These names, or segments of the market, were actually positive over the last year. The stocks that offer growth at any price traded at price-to-earnings multiples reminiscent of the tech bubble, and even the steady areas of consumer staples and utilities had P/E multiples that were far above their long-term average.

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 2.

7

VIRTUS BALANCED FUND (Continued)

¢	Other areas of the market have been left behind, and in many cases have become cheap, both relatively and absolutely. This was the challenge for the domestic sleeve of the Fund in the last fiscal year. In aggregate, the U.S. equity portfolio has been very consistent in having a slight discount to the market on a valuation basis, but with a premium to the market on a growth basis. The Fund owns companies that have growth that is higher than the market, or their peers, but trade at a discount. This growth at a reasonable price strategy has worked well over time, however, this last year was challenged. The near-term catalyst for a reversal in the recent trends seems to be finally occurring as from mid-February through the end of the fiscal year, the performance of the domestic equity sleeve recovered somewhat. If investors have flocked to “safe” dividend stocks because of the zero interest rate policy and generally low rates, this trend could reverse if rates begin to rise.

¢	Analyzing the process the Fund uses in picking domestic stocks, virtually every valuation metric used was a headwind to stock picking performance over the course of the last year. Breaking the S&P 500® Index up into five quintiles, thus 100 stocks in each group, the stocks with the highest valuations performed the best while those with the lowest valuations did the worst. This is generally not the case historically. Furthermore, the Fund tends to buy stocks with high cash flow yields, but once again this was an area of the market that struggled. Exacerbating the performance gap with the S&P 500® Index is that the Index has a vastly larger average market cap than the average market capitalization of the Fund’s domestic equity portfolio holdings, as it is a capitalization-weighted index, and the largest stocks have performed the best this year. These factors were more pervasive and extended than in the past. Although it is too early to predict a turn in these factors, once again, at least from mid-February there was a reversal in these trends and the Fund’s domestic stock performance improved.

¢	With the increase in name-specific volatility and overall punishing price action of stocks that fall short of earnings forecasts, the Fund’s equity subadviser incorporated a tactical strategy to more quickly sell domestic companies that miss earnings. In this market, losers seem banished to purgatory and generally continue to decline. The portfolio has more aggressively culled names that look challenged in the short term, and opted for stocks that hopefully have stronger near- and medium-term prospects. We recognize that the recent performance of the domestic stocks in the portfolio has been disappointing. It has been a tough market for our style of picking stocks over the last year, and while we are addressing a persistently quirky market by making tactical changes, strategically speaking, this is no time to dramatically change course. The confidence in our style of growth at a reasonable price is unshaken and we believe a reversion to the mean in fundamentals will once again prove our strategy, and reward the steady hand of patience.

What factors affected the performance of the Fund’s international equity portfolio during the fiscal year?

¢	The Fund’s international portfolio declined in the fiscal year, but outperformed the international equity market, as measured by the MSCI EAFE® Index. On a sector basis, asset allocation provided the majority of the relative returns. An underweight to materials and an overweight to telecommunications offset losses due to underweights to consumer staples and industrials. Security selection accounted for the gains within telecommunications, consumer discretionary, and materials while weak stock selection from healthcare, energy, and financials detracted

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

8

VIRTUS BALANCED FUND (Continued)

from the portfolio’s performance. On a country basis, security selection was the dominant driver to relative returns, with positive outperformance from Japan, the United Kingdom, and Norway countering declines in Canada, the Netherlands, and India.

What factors affected the performance of the Fund’s fixed income portfolio during the fiscal year?

¢	The outperformance of U.S. Treasuries and agency mortgages relative to most fixed income spread sectors was the key driver of the underperformance of the Fund’s fixed income portfolio.

¢	The Fund’s allocation to non-agency residential mortgage-backed securities and issue selection within its corporate high quality and corporate high yield allocations positively impacted performance.

¢	The Fund’s allocation to corporate high-yield bonds detracted from performance. Exposure to commodity issuers within the energy and metals & mining industries also negatively impacted performance.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuerspecific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high-yield securities than investment grade securities.

Prospectus: For additional information on risks, please see the Fund’s prospectus.

Asset Allocations (Unaudited)

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at March 31, 2016.
Common Stocks		57%
Information Technology	12%
Consumer Discretionary	9
Financials	8
All Other Sectors in Common Stocks	28
Corporate Bonds and Notes		20
Financials	8
Consumer Discretionary	3
Energy	2
All Other Sectors in Corporate Bonds and Notes	7
Mortgage-Backed Securities		10
Loan Agreements		2
U.S. Government Securities		2
Other (includes short-term investment and securities lending collateral)		9

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

9

VIRTUS BALANCED FUND (Continued)

Average Annual Total Returns[1] for periods ended 3/31/16
	1 Year	5 Years	10 Years
Class A shares at NAV [2]	-6.37%	4.61%	4.45%
Class A shares at POP [3,4]	-11.75	3.38	3.84
Class B shares at NAV [2]	-7.06	3.83	3.66
Class B shares with CDSC [4]	-10.63	3.83	3.66
Class C shares at NAV [2] and with CDSC [4]	-7.06	3.82	3.66
S&P 500® Index	1.78	11.58	7.01
Barclays U.S. Aggregate Bond Index	1.96	3.78	4.90
Composite Index for Balanced Fund	2.09	8.61	6.47

Fund Expense Ratios5: A Shares: Gross and Net 1.10%; B Shares: Gross and Net 1.85%; C Shares: Gross and Net 1.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five-year period. CDSC charges for certain redemptions of Class A shares are 1% in the first 18 months and 0% thereafter. CDSC charges for all redemptions of Class C shares, are 1% in the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective July 29, 2015, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

Growth of $10,000 for periods ended 3/31

This chart assumes an initial investment of $10,000 made on March 31, 2006, for Class A, Class B, and Class C shares including any applicable sales charges or fees. The performance of Class C shares will be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

For information regarding the indexes and certain investment terms, see Key Investment Terms on page 2.

10

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITY—2.3%
U.S. Treasury Note 2.000%, 2/15/25	$11,220		$11,466
TOTAL U.S. GOVERNMENT SECURITY
(Identified Cost $11,357)			11,466
MUNICIPAL BOND—0.1%
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600		632
TOTAL MUNICIPAL BOND (Identified Cost $600)			632
FOREIGN GOVERNMENT SECURITIES—0.5%
Mongolia 144A 5.125%, 12/5/22(4)	410		320
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265		233
144A 7.000%, 4/4/44(4)	335		304
Republic of El Salvador 144A 6.375%, 1/18/27(4)	490		426
Republic of Poland 3.250%, 4/6/26	325		325
United Mexican States 4.750%, 3/8/44	905	MXN	903
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $2,682)			2,511
MORTGAGE-BACKED SECURITIES—10.2%
Agency—4.2%
FHLMC
5.000%, 7/1/35	256		284
5.000%, 12/1/35	698		785
6.000%, 6/1/37	361		414
3.500%, 11/1/44	709		743
4.000%, 2/1/45	1,139		1,217
3.500%, 3/1/45	744		782
3.000%, 5/1/45	2,161		2,215
FNMA
6.000%, 5/1/17	5		5
4.000%, 7/1/19	7		7

	PAR VALUE	VALUE
Agency (continued)
6.000%, 12/1/32	$54	$62
6.000%, 11/1/34	484	556
5.500%, 4/1/36	7	8
5.500%, 9/1/36	246	278
6.500%, 5/1/37	399	464
6.000%, 9/1/37	15	17
5.000%, 3/1/38	241	272
5.500%, 4/1/38	183	213
5.500%, 6/1/38	291	332
6.000%, 8/1/38	125	143
5.000%, 9/1/39	293	330
5.500%, 9/1/39	1,501	1,693
4.500%, 9/1/40	603	666
3.500%, 8/1/42	945	993
3.500%, 12/1/42	840	883
3.000%, 3/1/43	751	770
3.000%, 5/1/43	2,054	2,113
3.000%, 5/1/43	436	449
3.000%, 8/1/45	367	377
3.500%, 8/1/45	1,122	1,178
3.500%, 8/1/45	507	532
3.500%, 12/1/45	192	202
3.500%, 1/1/46	950	997
3.000%, 2/1/46	1,151	1,182

		21,162

Non-Agency—6.0%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	590	588
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(4)	615	612
15-SFR1, A 144A 3.467%, 4/17/52(4)	915	931
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.839%, 6/25/33(3)	410	387
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	480	496

See Notes to Financial Statements

11

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(4)	$223	$217
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(3)	194	189
05-1, 1A1 5.500%, 2/25/35	306	307
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	199	200
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates 05-1, AF5A 5.136%, 7/25/35(3)	676	667
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.637%, 5/25/34(3)	604	596
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,448	1,522
Chase Mortgage Trust 16-1 144A 3.750%, 4/25/45(4)	490	487
Citigroup Commercial Mortgage Trust 07-C6, A4 5.705%, 12/10/49(3)	650	670
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	413	396
15-1 A9 144A 3.500%, 5/25/45(3)(4)	415	421

	PAR VALUE	VALUE
Non-Agency (continued)
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(3)(4)	$555	$566
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(3)(4)	55	50
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.286%, 4/25/28(3)	250	252
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.794%, 8/10/45(3)	880	906
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	157	158
GSR Mortgage Loan Trust 2006-1F 6.000%, 2/25/36	559	492
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	236	236
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust, Inc. 07- PW17, A4 5.694%, 6/11/50(3)	1,968	2,043
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	438	448

See Notes to Financial Statements

12

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 14-1, 1A1 144A 3.934%, 1/25/44(3)(4)	$362	$380
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.627%, 9/25/34(3)	502	506
15-4 144A 3.500%, 6/25/45(3)(4)	366	373
MASTR Adjustable Rate Mortgages Trust 05-1 2.989%, 2/25/35(3)	373	337
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	376	381
Morgan Stanley – Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	685	702
15-C26, C 4.412%, 10/15/48(3)	300	290
Morgan Stanley Capital I Trust
07-T27, A4 5.645%, 6/11/42(3)	1,238	1,287
08-T29, A4 6.268%, 1/11/43(3)	1,515	1,607
07-IQ14, AM 5.667%, 4/15/49(3)	466	464
07-IQ14, A4 5.692%, 4/15/49(3)	900	922
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	470	470
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	606	623

	PAR VALUE	VALUE
Non-Agency (continued)
15-2A, A1 3.750%, 8/25/55(3)	$581	$600
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	295	304
Novastar Home Equity Loan 04-4, M5 2.158%, 3/25/35(3)	545	526
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	490	489
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	310	320
15-1, A1 144A 3.500%, 1/25/45(3)(4)	557	565
Towd Point Mortgage Trust 16-1, A1B, 144A 2.750%, 2/25/55(3)(4)	195	195
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	424	421
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	557	553
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,583
15-LC20, B 3.719%, 4/15/50	460	443
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(3)(4)	315	339

See Notes to Financial Statements

13

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
WinWater Mortgage Loan Trust
14-1, A1 144A 3.947%, 6/20/44(3)(4)	$298	$308
14-3, A4 144A 3.500%, 11/20/44(3)(4)	759	772
16-1A5, 144A 3.500%, 1/20/46(3)(4)	473	487

		30,084
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $50,308)		51,246
ASSET-BACKED SECURITIES—1.7%
AmeriCredit Automobile Receivables Trust
12-3, C 2.420%, 5/8/18	529	530
14-1, D 2.540%, 6/8/20	705	700
Avis Budget Rental Car Funding LLC (AESOP) 144A 2.990%, 6/20/22(4)	500	500
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	575	572
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	718
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	580	574
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(4)	760	756
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(4)	543	536
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	705	706

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	$325	$329
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	135	135
12-3, C 3.010%, 4/16/18	177	177
13-1, D 2.270%, 1/15/19	480	480
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	232	231
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	107	106
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	402	397
TAL Advantage V LLC 14-3A, A 144A 3.270%, 11/21/39(4)	503	469
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	784	801
TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,784)		8,717
CORPORATE BONDS AND NOTES—19.9%
Consumer Discretionary—2.6%
Aramark Services, Inc. 144A 5.125%, 1/15/24(4)	215	227
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(4)	415	441
Boyd Gaming Corp.
9.000%, 7/1/20	225	238
6.875%, 5/15/23	230	246
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(5)	210	179
CCO Holding Safari LLC 144A 5.750%, 2/15/26(4)	345	358
CCO Holdings LLC 144A 5.125%, 5/1/23(4)	235	240

See Notes to Financial Statements

14

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	$230	$243
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	136
144A 5.125%, 12/15/21(4)	345	323
Churchill Downs, Inc. 144A 5.375%, 12/15/21(4)	130	135
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	555	512
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(4)	200	214
Delphi Automotive plc 3.150%, 11/19/20	425	434
Grupo Televisa SAB 4.625%, 1/30/26	535	564
Jarden Corp. 144A 5.000%, 11/15/23(4)	70	74
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	425	448
M/I Homes, Inc. 6.750%, 1/15/21	265	262
MDC Holdings, Inc. 5.500%, 1/15/24	540	520
Meritor, Inc. 6.750%, 6/15/21	325	303
MGM Resorts International 6.750%, 10/1/20	250	272
MPG Holdco I, Inc. 7.375%, 10/15/22	435	433
New York University 4.142%, 7/1/48	235	233
Newell Rubbermaid, Inc.
4.200%, 4/1/26	60	63
5.500%, 4/1/46	155	168

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Numericable Group S.A. 144A 6.000%, 5/15/22(4)	$245	$240
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	65	67
Penn National Gaming, Inc. 5.875%, 11/1/21	295	295
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	465	493
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	621
QVC, Inc. 4.375%, 3/15/23	600	587
Scientific Games International, Inc. 6.625%, 5/15/21	295	181
Signet UK Finance plc 4.700%, 6/15/24	630	624
Station Casinos LLC 7.500%, 3/1/21	525	556
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(4)	215	207
Toll Brothers Finance Corp.
4.000%, 12/31/18	35	36
6.750%, 11/1/19	580	650
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	464
VTR Finance BV 144A 6.875%, 1/15/24(4)	250	246
Wyndham Worldwide Corp. 5.625%, 3/1/21	545	597

		13,130

Consumer Staples—0.6%
Anheuser – Busch Inbev Finance, Inc.
3.300%, 2/1/23	255	265
3.650%, 2/1/26	525	552

See Notes to Financial Statements

15

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Staples (continued)
Constellation Brands, Inc. 4.750%, 12/1/25	$95	$99
Flowers Foods, Inc. 4.375%, 4/1/22	600	644
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35	37
Safeway, Inc. 7.250%, 2/1/31	335	310
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	441
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	423	444

		2,792

Energy—2.1%
Anadarko Petroleum Corp.
4.850%, 3/15/21	100	102
5.550%, 3/15/26	145	147
6.600%, 3/15/46	205	210
Antero Resources Corp. 5.625%, 6/1/23	255	236
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130	109
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	450	399
Cimarex Energy Co. 4.375%, 6/1/24	310	305
Concho Resources, Inc. 5.500%, 4/1/23	200	197
ConocoPhillips Co.
4.950%, 3/15/26	365	381
5.950%, 3/15/46	130	139
Continental Resources, Inc.
5.000%, 9/15/22	280	243
4.500%, 4/15/23	165	139
Enbridge Energy Partners LP 4.375%, 10/15/20	90	88

	PAR VALUE	VALUE
Energy (continued)
Energy Transfer Partners LP
5.200%, 2/1/22	$1,295	$1,229
5.875%, 1/15/24	480	413
6.500%, 2/1/42	635	584
Exxon Mobil Corp.
2.726%, 3/1/23	130	132
3.043%, 3/1/26	275	282
FTS International, Inc. 6.250%, 5/1/22	185	21
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	342
Hess Corp. 5.600%, 2/15/41	385	343
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	1,155	1,199
MPLX LP 144A 4.875%, 12/1/24(4)	785	724
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	460	281
Occidental Petroleum Corp. 3.400%, 4/15/26	55	55
Rowan Cos., Inc. 4.875%, 6/1/22	555	395
Sabine Oil & Gas Corp. 7.250%, 6/15/19(5)	510	10
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	419
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	650	654
Weatherford International Ltd. 4.500%, 4/15/22	540	435

		10,213

Financials—7.9%
Air Lease Corp. 2.625%, 9/4/18	200	199

See Notes to Financial Statements

16

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Allstate Corp. (The) 5.750%, 8/15/53(3)(7)	$820	$833
Ally Financial, Inc. 3.250%, 11/5/18	280	275
American Campus Communities LP 3.350%, 10/1/20	70	72
American Tower Corp.
3.300%, 2/15/21	360	366
4.400%, 2/15/26	125	132
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	600
Ares Capital Corp.
4.875%, 11/30/18	80	82
3.875%, 1/15/20	221	227
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	573
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	440	469
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	608
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	484
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	925	954
Banco Nacional de Comercio Exterior 144A 4.375%, 10/14/25(4)	340	342
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	447
Bancolombia S.A. 5.125%, 9/11/22	580	586

	PAR VALUE	VALUE
Financials (continued)
Bank of America Corp.
5.750%, 8/15/16	$1,155	$1,172
5.625%, 7/1/20	715	803
4.200%, 8/26/24	475	484
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	588
Berkshire Hathaway, Inc.
2.750%, 3/15/23	45	46
3.125%, 3/15/26	120	123
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	156
Capital One Financial Corp. 4.200%, 10/29/25	540	547
Citigroup, Inc. 4.050%, 7/30/22	600	625
Citizens Financial Group, Inc. 144A 5.500%(3)(4)(6)	475	451
Compass Bank 3.875%, 4/10/25	705	661
Corporate Office Properties LP 3.600%, 5/15/23	610	573
Corrections Corp. of America 5.000%, 10/15/22	465	487
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	571
3.500%, 1/15/21	385	391
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	570
Digital Realty Trust LP 5.250%, 3/15/21	540	594
Discover Financial Services, Inc. 3.950%, 11/6/24	570	565
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	450

See Notes to Financial Statements

17

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Education Realty Operating Partnership LP 4.600%, 12/1/24	$595	$588
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	380	373
Ford Motor Credit Co. LLC 5.750%, 2/1/21	535	607
FS Investment Corp.
4.250%, 1/15/20	525	525
4.750%, 5/15/22	115	114
General Motors Financial Co., Inc.
4.750%, 8/15/17	315	325
4.200%, 3/1/21	235	243
3.450%, 4/10/22	85	83
Genworth Holdings, Inc. 4.900%, 8/15/23	575	430
Goldman Sachs Group, Inc. (The) Series D, 6.000%, 6/15/20	595	679
5.750%, 1/24/22	875	1,010
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	375	364
4.000%, 6/1/25	625	626
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(3)(4)(6)(7)	680	702
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	45	43
5.875%, 2/1/22	175	166
ING Groep NV 6.000%(3)(6)(7)	445	419
iStar Financial, Inc. 5.000%, 7/1/19	270	261
Jefferies Group LLC 6.875%, 4/15/21	260	293
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	425

	PAR VALUE	VALUE
Financials (continued)
Kilroy Realty LP 4.375%, 10/1/25	$550	$577
Kimco Realty Corp. 3.400%, 11/1/22	535	546
Korea Finance Corp. 4.625%, 11/16/21	430	484
Leucadia National Corp. 5.500%, 10/18/23	460	432
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	608
Lincoln National Corp. 4.200%, 3/15/22	915	962
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	39
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	552
Manulife Financial Corp. 4.150%, 3/4/26	490	501
McGraw Hill Financial, Inc. 4.000%, 6/15/25	570	594
Morgan Stanley
5.550%, 4/27/17	570	594
5.500%, 7/28/21	300	343
6.375%, 7/24/42	610	799
MPT Operating Partnership LP
6.375%, 3/1/24	55	58
5.500%, 5/1/24	275	276
National Retail Properties, Inc. 4.000%, 11/15/25	170	175
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	629
PKO Finance AB 144A 4.630%, 9/26/22(4)(16)	575	594
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	345
5.625%, 6/15/43(3)(7)	585	596
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	462

See Notes to Financial Statements

18

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Select Income REIT 4.500%, 2/1/25	$590	$562
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	530
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	514
Trinity Acquisition plc
3.500%, 9/15/21	40	41
4.400%, 3/15/26	195	198
UBS AG 7.625%, 8/17/22	500	573
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	328
3.250%, 8/15/22	280	281
Voya Financial, Inc. 5.650%, 5/15/53(3)	870	813
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(4)	320	206

		39,594

Health Care—1.5%
AbbVie, Inc. 3.600%, 5/14/25	200	210
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	200	203
5.625%, 2/15/23	30	31
144A 6.500%, 3/1/24(4)	5	5
Alere, Inc. 144A 6.375%, 7/1/23(4)	170	179
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(4)(10)	105	106
Cardinal Health, Inc.
3.200%, 3/15/23	300	308
3.750%, 9/15/25	485	513
Centene Escrow Corp. 144A 5.625%, 2/15/21(4)	175	183

	PAR VALUE	VALUE
Health Care (continued)
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	$25	$22
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(4)	365	276
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	230	233
Endo Finance LLC 144A 6.000%, 7/15/23(4)	330	312
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	485	536
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	102
HCA, Inc.
5.375%, 2/1/25	650	658
5.250%, 6/15/26	190	195
IASIS Healthcare LLC 8.375%, 5/15/19	240	238
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(4)	280	288
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(4)(10)	245	239
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(4)	40	42
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(4)	440	401
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	265
Mylan NV 144A 3.000%, 12/15/18(4)	150	152
Owens & Minor, Inc. 3.875%, 9/15/21	110	111

See Notes to Financial Statements

19

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	$240	$247
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	296
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	484
Team Health, Inc. 144A 7.250%, 12/15/23(4)	20	21
Tenet Healthcare Corp.
144A 4.134%, 6/15/20(3)(4)	115	115
4.500%, 4/1/21	330	333
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	50
144A 5.500%, 3/1/23(4)	155	122
Zoetis, Inc. 3.450%, 11/13/20	130	134

		7,610

Industrials—1.3%
ADT Corp. (The) 6.250%, 10/15/21	705	712
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(4)	465	323
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	188	183
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	310
Carpenter Technology Corp. 4.450%, 3/1/23	560	523
Cemex SAB de C.V. 144A 7.750%, 4/16/26(4)	255	263

	PAR VALUE	VALUE
Industrials (continued)
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	$711	$751
99-2, C2 AMBC 6.236%, 3/15/20	332	352
00-1, A1 8.048%, 11/1/20	656	719
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	595	630
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	325	291
HD Supply, Inc. 144A 5.750%, 4/15/24(4)	135	139
Masco Corp.
5.950%, 3/15/22	330	363
4.450%, 4/1/25	190	197
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	225	224
Standard Industries, Inc. 144A 5.125%, 2/15/21(4)	20	21
TransDigm, Inc.
6.000%, 7/15/22	345	345
6.500%, 5/15/25	140	137
United Rentals North America, Inc. 5.500%, 7/15/25	200	198

		6,681

Information Technology—0.9%
Apple, Inc.
2.850%, 2/23/23	170	176
3.250%, 2/23/26	485	506
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	628
Electronic Arts, Inc. 3.700%, 3/1/21	75	78

See Notes to Financial Statements

20

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Information Technology (continued)
Fidelity National Information Services, Inc. 3.625%, 10/15/20	$190	$197
First Data Corp. 144A 5.000%, 1/15/24(4)	205	206
Flextronics International Ltd. 4.750%, 6/15/25	595	583
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	335	350
144A 4.900%, 10/15/25(4)	335	345
Juniper Networks, Inc. 3.125%, 2/26/19	325	331
KLA-Tencor Corp. 4.650%, 11/1/24	585	592
Verisk Analytics, Inc. 4.000%, 6/15/25	585	590
Western Digital Corp. 144A 7.375%, 4/1/23(4)	60	61

		4,643

Materials—0.8%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	810	844
Berry Plastics Corp. 5.125%, 7/15/23	445	452
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	193
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	465	452
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	855
Methanex Corp. 4.250%, 12/1/24	615	515
NewMarket Corp. 4.100%, 12/15/22	649	661

		3,972

	PAR VALUE	VALUE
Telecommunication Services—1.2%
AT&T, Inc. 3.875%, 8/15/21	$1,185	$1,262
CenturyLink, Inc. Series Y 7.500%, 4/1/24	360	361
Crown Castle International Corp. 4.450%, 2/15/26	60	63
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200	1,285
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	236
Frontier Communications Corp. 6.250%, 9/15/21	315	293
144A 10.500%, 9/15/22(4)	70	72
Level 3 Financing, Inc.
144A 5.375%, 1/15/24(4)	80	81
144A 5.250%, 3/15/26(4)	315	318
Sprint Communications, Inc. 6.000%, 11/15/22	640	471
T-Mobile USA, Inc. 6.500%, 1/15/26	265	277
Telefonica Emisiones SAU 4.570%, 4/27/23	510	557
Windstream Corp. 7.750%, 10/15/20	720	623

		5,899

Utilities—1.0%
AmeriGas Partners LP 7.000%, 5/20/22	425	438
Calpine Corp. 5.375%, 1/15/23	372	362
Dynegy, Inc. 7.375%, 11/1/22	550	512
Electricite de France S.A. 144A 5.250%(3)(4)(6)(7)	610	558

See Notes to Financial Statements

21

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Utilities (continued)
Enel SpA 144A 8.750%, 9/24/73(3)(4)(7)	$245	$273
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	657
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	400	426
NRG Yield Operating LLC 5.375%, 8/15/24	180	168
Southern Power Co. 4.150%, 12/1/25	665	686
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	666
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(4)	455	371

		5,117
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $101,296)		99,651
LOAN AGREEMENTS(3)—1.8%
Consumer Discretionary—0.3%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 1/28/18	152	141
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	182	150
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	122	117
El Dorado Resorts, Inc. 4.250%, 7/25/22	106	106
Laureate Education, Inc. 5.000%, 6/15/18	242	210

	PAR VALUE	VALUE
Consumer Discretionary (continued)
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	$66	$65
Staples, Inc. First Lien 4.750%, 2/2/22	625	625
U.S. Farathane Corp. 6.750%, 12/23/21	231	231

		1,645

Consumer Staples—0.2%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	353	354
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	465	448

		802

Energy—0.1%
Chelsea Petroleum I LLC 5.250%, 10/28/22	281	264
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	147

		411

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206	206

Health Care—0.5%
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	171	171
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	240	240
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	185	180
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	198	198

See Notes to Financial Statements

22

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(3) (continued)
Health Care (continued)
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	$240	$240
MedImpact Healthcare Systems, Inc. 5.750%, 10/27/22	306	307
MMM Holdings, Inc. 9.750%, 12/12/17(13)	110	67
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(13)	80	49
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	197	193
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	231	228
RCHP Tranche B-2, 6.000%, 4/23/19	207	206
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	295	292

		2,371

Industrials—0.1%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	221
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	124
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	355	330

		675

Information Technology—0.3%
First Data Corp. 3.932%, 3/23/18	517	517
Tranche B 4.182%, 7/8/22	361	359

	PAR VALUE		VALUE
Information Technology (continued)
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	$401		$403
On Semiconductor 0.000%, 3/31/23(8)	124		124
SS&C Technologies Holdings Europe S.a.r.l.
Tranche B-1, 4.083%, 7/8/22	140		140
Tranche B-2, 4.083%, 7/8/22	20		20

			1,563

Materials—0.0%
INEOS U.S. Finance LLC 4.250%, 3/31/22	15		15
Polyone Corp. 3.750%, 11/11/22	138		138

			153

Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	247		249

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	87		87
NRG Energy, Inc. 2.750%, 7/1/18	610		605

			692
TOTAL LOAN AGREEMENTS
(Identified Cost $9,103)			8,767

	SHARES
PREFERRED STOCKS—1.3%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(9)	594

See Notes to Financial Statements

23

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS (continued)
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(9)	$449
Citigroup, Inc. Series N, 5.800%(3)	460	(9)	441
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	345	(9)	337
JPMorgan Chase & Co. Series V, 5.000%(3)	535	(9)	511
JPMorgan Chase & Co. Series Z, 5.300%(3)	110	(9)	111
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(9)	462
SunTrust Bank, Inc. 5.625%(3)	140	(9)	139
Wells Fargo & Co. Series K, 7.980%(3)	730	(9)	755
XLIT Ltd. Series E, 6.50%(3)	730	(9)	506
Zions Bancorp. 6.950%(3)	23,200		678

			4,389

Industrials—0.3%
General Electric Co. 5.000%(3)	1,273	(9)	1,311

TOTAL PREFERRED STOCKS (Identified Cost $6,358)			6,294
COMMON STOCKS—58.1%
Consumer Discretionary—9.0%
Bridgestone Corp. ADR	138,380		2,577
Ctrip.Com International Ltd. ADR(2)	36,280		1,606
Five Below, Inc.(2)	115,000		4,754
Fuji Heavy Industries Ltd. ADR	27,790		1,962
Goodyear Tire & Rubber Co. (The)	139,000		4,584
Home Depot, Inc. (The)	34,000		4,537
McDonald’s Corp.	36,000		4,524
Mohawk Industries, Inc.(2)	24,000		4,581
RELX plc Sponsored ADR(15)	122,560		2,303

	SHARES	VALUE
Consumer Discretionary (continued)
Sony Corp. Sponsored ADR	68,010	$1,749
Target Corp.	54,000	4,443
Time Warner, Inc.	67,000	4,861
WPP plc Sponsored ADR	21,610	2,516

		44,997

Consumer Staples—5.0%
Archer-Daniels-Midland Co.	130,000	4,720
British American Tobacco plc Sponsored ADR	18,040	2,109
Heineken NV ADR	49,960	2,263
Kroger Co. (The)	112,000	4,284
Marine Harvest ASA Sponsored ADR	171,690	2,630
PepsiCo, Inc.	44,000	4,509
Wal-Mart Stores, Inc.	63,000	4,315

		24,830

Energy—1.5%
Cameco Corp.	126,600	1,626
Columbia Pipeline Partners LP(15)	124,000	1,810
Schlumberger Ltd.	37,000	2,729
Statoil ASA Sponsored ADR	97,680	1,520

		7,685

Financials—8.4%
BlackRock, Inc.	13,600	4,632
Goldman Sachs Group, Inc. (The)	28,000	4,395
Intesa Sanpaolo Sponsored ADR(15)	113,710	1,893
JPMorgan Chase & Co.	72,000	4,264
Lincoln National Corp.	109,000	4,273
Mitsubishi Estate Co. Ltd. ADR	103,690	1,919
ORIX Corp. Sponsored ADR	36,400	2,599
Progressive Corp. (The)	127,000	4,463
Prudential Financial, Inc.	66,000	4,766
UBS Group AG(15)	287,000	4,598
Wells Fargo & Co.	89,000	4,304

		42,106

See Notes to Financial Statements

24

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care—7.8%
Abbott Laboratories	107,000	$4,476
Allergan plc(2)	12,250	3,283
Becton, Dickinson & Co.	31,000	4,707
Biogen, Inc.(2)	15,600	4,061
Gilead Sciences, Inc.	49,000	4,501
HCA Holdings, Inc.(2)	58,000	4,527
Johnson & Johnson	41,000	4,436
Shire plc ADR(15)	11,610	1,996
Teva Pharmaceutical Industries Ltd. Sponsored ADR	37,010	1,980
UnitedHealth Group, Inc.	34,000	4,383
Valeant Pharmaceuticals International, Inc.(2)(15)	19,290	507

		38,857

Industrials—8.2%
Airbus Group Se ADR(15)	140,690	2,328
Alaska Air Group, Inc.	55,000	4,511
Boeing Co. (The)	37,000	4,697
Danaher Corp.	51,000	4,838
Emerson Electric Co.	82,000	4,459
General Dynamics Corp.	34,000	4,467
Nidec Corp. Sponsored ADR	127,730	2,190
Southwest Airlines Co.	101,000	4,525
United Parcel Service, Inc. Class B	42,000	4,430
W.W. Grainger, Inc.(15)	20,200	4,715

		41,160

Information Technology—12.7%
Alibaba Group Holding Ltd. Sponsored ADR(2)	62,000	4,900
Alphabet, Inc. Class C(2)	5,900	4,395
Analog Devices, Inc.	82,000	4,854
Apple, Inc.	44,000	4,795
Broadcom Ltd.	13,810	2,134
Cisco Systems, Inc.	176,000	5,011
Facebook, Inc. Class A(2)	41,000	4,678
MasterCard, Inc. Class A	47,000	4,441
Microsoft Corp.	83,000	4,584
NXP Semiconductors NV(2)	23,120	1,874
Paychex, Inc.	85,000	4,591
QUALCOMM, Inc.	86,000	4,398

	SHARES	VALUE
Information Technology (continued)
salesforce.com, Inc.(2)	61,000	$4,504
SAP SE Sponsored ADR(15)	28,820	2,318
Tencent Holdings Ltd. ADR	77,017	1,574
Xilinx, Inc.	96,000	4,553

		63,604

Materials—2.1%
Agnico Eagle Mines Ltd.	61,130	2,210
Alcoa, Inc.(15)	506,000	4,848
Nitto Denko Corp. ADR	42,860	1,189
Randgold Resources Ltd. ADR	26,810	2,435

		10,682

Telecommunication Services—2.7%
KDDI Corp. ADR	202,760	2,705
Nippon Telegraph & Telephone Corp. ADR	47,280	2,044
Spark New Zealand Ltd. Sponsored ADR	168,590	2,113
Verizon Communications, Inc.	88,000	4,759
Vodafone Group plc Sponsored ADR	56,940	1,825

		13,446

Utilities—0.7%
National Grid plc Sponsored ADR	20,760	1,483
Veolia Environnement S.A. ADR	89,850	2,159

		3,642
TOTAL COMMON STOCKS (Identified Cost $251,572)		291,009
AFFILIATED MUTUAL FUND—0.7%
Virtus Credit Opportunities Fund – Class R6(11)	357,054	3,414
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,569)		3,414
TOTAL LONG TERM INVESTMENTS—96.6%
(Identified Cost $445,629)		483,707	(12)

See Notes to Financial Statements

25

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.4%
Money Market Mutual Fund—2.4%
Fidelity Money Market Portfolio – Institutional Shares (seven-day effective yield 0.390%)(11)	11,759,242	$11,759
TOTAL SHORT-TERM INVESTMENT (Identified Cost $11,759)		11,759
SECURITIES LENDING COLLATERAL—3.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.450%)(11)(14)	17,167,989	17,168
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $17,168)		17,168
TOTAL INVESTMENTS—102.4% (Identified Cost $474,556)		512,634	(1)
Other assets and liabilities, net—(2.4)%		(11,903)

NET ASSETS—100.0%		$500,731

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

MXN	Mexican Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $50,659 or 10.1% of net assets.
(5)	Security in default.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (LIBOR) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	All or a portion of the portfolio is segregated as collateral for a delayed delivery security.
(13)	Illiquid security.
(14)	Represents security purchased with cash collateral received for securities on loan.
(15)	All or a portion of security is on loan.
(16)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Country Weightings (Unaudited)†
United States	81%
Japan	3
United Kingdom	3
China	2
Netherlands	1
Canada	1
Switzerland	1
Other	8
Total	100%

†	% of total investments as of March 31, 2016

See Notes to Financial Statements

26

VIRTUS BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$8,717	$—	$8,717	$—
Corporate Bonds And Notes	99,651	—	99,651	—
Foreign Government Securities	2,511	—	2,511	—
Loan Agreements	8,767	—	8,073	694
Mortgage-Backed Securities	51,246	—	51,246	—
Municipal Bonds	632	—	632	—
U.S. Government Securities	11,466	—	11,466	—
Equity Securities:
Affiliated Mutual Fund	3,414	3,414	—	—
Common Stocks	291,009	291,009	—	—
Preferred Stocks	6,294	678	5,616	—
Securities Lending Collateral	17,168	17,168	—	—
Short-Term Investment	11,759	11,759	—	—

Total Investments	$512,634	$324,028	$187,912	$694

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements
Balance as of March 31, 2015	$—
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation/(depreciation)(d)	4
Purchases	552
Sales(b)	(9)
Transfers into Level 3(a)	147	(e)
Transfers from Level 3(a)	—

Balance as of March 31, 2016	$694	(f)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of March 31, 2016 was $(133).
(e)	The transfers into Level 3 are due to decrease in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

27

VIRTUS BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2016

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)(2)	$509,220
Investment in affiliated fund at value(3)	3,414
Cash	4,148
Receivables
Investment securities sold	3,464
Fund shares sold	54
Dividends and interest receivable	1,990
Tax reclaims	23
Other	15
Prepaid expenses	38

Total assets	522,366

Liabilities
Payables
Fund shares repurchased	229
Investment securities purchased	3,641
Collateral on securities loaned	17,168
Investment advisory fees	230
Distribution and service fees	130
Administration fees	47
Transfer agent fees and expenses	127
Trustees’ fees and expenses	4
Professional fees	30
Other accrued expenses	29

Total liabilities	21,635

Net Assets	$500,731

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$463,305
Accumulated undistributed net investment income (loss)	(287)
Accumulated undistributed net realized gain (loss)	(365)
Net unrealized appreciation (depreciation) on investments	38,078

Net Assets	$500,731

Class A
Net asset value (net assets/shares outstanding) per share	$13.55
Maximum offering price per share NAV/(1–5.75%)	$14.38
Shares of beneficial interest outstanding, no par value, unlimited authorization	34,041,084
Net Assets	$461,276
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$13.48
Shares of beneficial interest outstanding, no par value, unlimited authorization	40,190
Net Assets	$542
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.44
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,894,482
Net Assets	$38,913

(1) Investment in unaffiliated securities at cost	$470,987

(2) Market value of securities on loan	16,652

(3) Investment in affiliated fund at cost	3,569

See Notes to Financial Statements

28

VIRTUS BALANCED FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 2016

($ Reported in thousands)

Investment Income
Dividends	$7,884
Dividends from affiliated fund	80
Interest	9,406
Security lending, net of fees	40
Foreign taxes withheld	(168)

Total investment income	17,242

Expenses
Investment advisory fees	2,990
Service fees, Class A	1,247
Distribution and service fees, Class B	7
Distribution and service fees, Class C	442
Administration fees	685
Transfer agent fees and expenses	750
Registration fees	50
Printing fees and expenses	54
Custodian fees	118
Professional fees	40
Trustees’ fees and expenses	29
Miscellaneous expenses	45

Total expenses	6,457
Less expenses reimbursed and/or waived by investment adviser	(15)
Earnings credit from custodian	(3)
Low balance account fees	(15)

Net expenses	6,424

Net investment income (loss)	10,818

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	261
Net realized gain (loss) on foreign currency transactions	— (1)
Net increase from payments by affiliates(2)	3
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(47,758)
Net change in unrealized appreciation (depreciation) on affiliated investment	(155)
Net change in unrealized appreciation (depreciation) on foreign currency translation	1

Net gain (loss)	(47,648)

Net increase (decrease) in net assets resulting from operations	$(36,830)

(1)	Amount is less than $500.
(2)	See Note 3F in Notes to Financial Statements.

See Notes to Financial Statements

29

VIRTUS BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Year Ended March 31, 2016	Year Ended March 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10,818	$11,010
Net realized gain (loss)	264	27,439
Net change in unrealized appreciation (depreciation)	(47,912)	(14,597)

Increase (decrease) in net assets resulting from operations	(36,830)	23,852

From Distributions to Shareholders
Net investment income, Class A	(8,862)	(10,535)
Net investment income, Class B	(7)	(11)
Net investment income, Class C	(456)	(503)
Net realized short-term gains, Class A	—	(5,009)
Net realized short-term gains, Class B	—	(10)
Net realized short-term gains, Class C	—	(372)
Net realized long-term gains, Class A	(15,612)	(19,707)
Net realized long-term gains, Class B	(22)	(37)
Net realized long-term gains, Class C	(1,441)	(1,518)

Decrease in net assets from distributions to shareholders	(26,400)	(37,702)

From Share Transactions
Sale of shares
Class A (888 and 754 shares, respectively)	12,687	11,505
Class B (—(1) and 2 shares, respectively)	2	24
Class C (419 and 589 shares, respectively)	6,083	8,873

Reinvestment of distributions
Class A (1,572 and 2,132 shares, respectively)	22,775	32,658
Class B (2 and 4 shares, respectively)	29	56
Class C (117 and 138 shares, respectively)	1,694	2,096

Shares repurchased
Class A (4,115 and 3,932 shares, respectively)	(58,177)	(60,269)
Class B (18 and 32 shares, respectively)	(258)	(481)
Class C (770 and 302 shares, respectively)	(10,671)	(4,584)

Increase (decrease) in net assets from share transactions	(25,836)	(10,122)

Net increase (decrease) in net assets	(89,066)	(23,972)

Net Assets
Beginning of period	589,797	613,769

End of period	$500,731	$589,797

Accumulated undistributed net investment income (loss) at end of period	$(287)	$(727)

(1)	Amount is less than 500.

See Notes to Financial Statements

30

VIRTUS BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Class A
4/1/15 to 3/31/16	$15.18	0.29	(1.22)	(0.93)	(0.25)	(0.45)	(0.70)	—	(5)	(1.63)	$13.55	(6.37)%	$461,276	1.12	%(4)	1.13%	2.05%	75%
4/1/14 to 3/31/15	15.54	0.29	0.33	0.62	(0.30)	(0.68)	(0.98)	—		(0.36)	15.18	4.08	541,818	1.10		1.10	1.89	62
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)	—		0.19	15.54	13.79	570,784	1.10		1.10	1.97	57
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)	—		0.77	15.35	6.77	559,955	1.10		1.10	1.39	121
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	—		0.58	14.58	5.83	572,561	1.11		1.11	1.57	109
Class B
4/1/15 to 3/31/16	$15.10	0.19	(1.22)	(1.03)	(0.14)	(0.45)	(0.59)	—	(5)	(1.62)	$13.48	(7.06)%	$542	1.87	%(4)	1.87%	1.32%	75%
4/1/14 to 3/31/15	15.46	0.18	0.32	0.50	(0.18)	(0.68)	(0.86)	—		(0.36)	15.10	3.29	848	1.85		1.85	1.18	62
4/1/13 to 3/31/14	15.28	0.18	1.64	1.82	(0.17)	(1.47)	(1.64)	—		0.18	15.46	12.89	1,272	1.85		1.85	1.22	57
4/1/12 to 3/31/13	14.51	0.09	0.78	0.87	(0.10)	—	(0.10)	—		0.77	15.28	5.99	1,822	1.86		1.86	0.62	121
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	—		0.58	14.51	5.06	2,387	1.86		1.86	0.83	109
Class C
4/1/15 to 3/31/16	$15.06	0.18	(1.21)	(1.03)	(0.14)	(0.45)	(0.59)	—	(5)	(1.62)	$13.44	(7.06)%	$38,913	1.87	%(4)	1.88%	1.31%	75%
4/1/14 to 3/31/15	15.43	0.17	0.33	0.50	(0.19)	(0.68)	(0.87)	—		(0.37)	15.06	3.29	47,131	1.85		1.85	1.12	62
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)	—		0.17	15.43	12.89	41,713	1.85		1.85	1.22	57
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)	—		0.76	15.26	5.95	40,937	1.85		1.85	0.64	121
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	—		0.58	14.50	5.07	40,792	1.86		1.86	0.82	109

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(4)	Earnings credits from Custodian were not material, as reflected in the Statement of Operations, and had no impact on Financial Highlights.
(5)	Amount is less than $0.005.

See Notes to Financial Statements

31

VIRTUS BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2016

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Virtus Balanced Fund (the “Fund”) is reported in this annual report. The Fund’s investment objectives are outlined on the Fund’s summary page. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to the Fund’s prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each Class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and

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transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade

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information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from Real Estate Investment Trust (“REIT”) investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31,

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2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the

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terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2016, all loan agreements held by the Fund are assignment loans.

H.	When-issued and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Delayed delivery transactions involve commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the Fund had securities on loan with a market value of $16,652 and a cash collateral of $17,168.

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J.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest Income” in the Fund’s Statement of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate: 0.55% of the Fund’s first $1 billion of average daily net assets; 0.50% of the Fund’s $1+ billion through $2 billion of average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $2 billion.

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $15.

B.	Subadvisers

The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Euclid Advisors LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s equity portfolio.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended March 31, 2016, it retained net commissions of $26 for Class A shares and deferred sales charges of $—(1), $— and $(142) for Class A shares, Class B shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

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D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended March 31, 2016, the Fund incurred administration fees totaling $528 which are included in the Statement of Operations.

For the period ended March 31, 2016, the Fund incurred transfer agent fees totaling $441 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated fund Virtus Credit Opportunities Fund during the period ended March 31, 2016, is as follows:

Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
$—	$3,569	$—	$3,414	$80	$—

F.	Payment from Affiliate

During the period, the Advisor reimbursed the Fund for losses. The amount is included in payments by affiliates in the Statement of Operations. There was no impact on the total return.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2016, were as follows:

Purchases	Sales
$364,321	$421,698

Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2016, were as follows:

Purchases	Sales
$36,004	$27,442

Note 5. Borrowings

($ reported in thousands)

On July 1, 2015, the Fund and other affiliated Funds entered into a $50,000 secured Line of Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2016.

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Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$475,680	$52,120	$(15,166)	$36,954

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the first table above) consist of undistributed long-term capital gains of $678.

Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the period ended March 31, 2016, the Fund deferred and recognized qualified late year ordinary losses of $205 and $675, respectively.

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any,

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are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the years ended March 31, 2016, and 2015 was as follows:

	Year-Ended 2016	Year-Ended 2015
Ordinary Income	$9,325	$16,440
Long-Term Capital Gains	17,075	21,262

Total	$26,400	$37,702

Note 9. Reclassification of Capital Accounts

($ reported in thousands)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Fund. As of March 31, 2016, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:

Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1	$(1,053)	$1,052

Note 10. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2016, the Fund’s aggregate value of illiquid securities was $116 or 0.0% of the Fund’s net assets. These securities have been identified on the Schedule of Investments.

At March 31, 2016, the Fund did not hold any securities that were both illiquid and restricted.

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Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled In the Matter of F-Squared Investments Inc., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Fund’s investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the 1940 Act, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million. This matter had no impact upon these financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

41

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of

Virtus Equity Trust and Shareholders of

Virtus Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Balanced Fund (a fund of Virtus Equity Trust, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 19, 2016

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VIRTUS BALANCED FUND

TAX INFORMATION NOTICE (Unaudited)

MARCH 31, 2016

For the fiscal year ended March 31, 2016, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amount, if subsequently different, will be designated in the next annual report.

QDI	DRD	LTCG
76%	43%	$1,789

43

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

(Unaudited)

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Balanced Fund (the “Fund”). At an in-person meeting held November 18-19, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also

44

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

45

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the periods ended June 30, 2015.

The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10- year periods, and underperformed the median of its Performance Universe for the 1- and 3- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

The Board also considered management’s discussion about the reasons for the Fund’s underperformance. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

46

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

The Board considered that the Fund’s net management fee was higher than the median of the Expense Group and net total expenses were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the portion of the Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s

47

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreements. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

48

FUND MANAGEMENT TABLES (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust as of March 31, 2016, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McClellan, Hassell H. YOB: 1945 Elected: 2015 61 Portfolios	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College; Trustee, Virtus Variable Insurance Trust (9 portfolios) (since 2008); Trustee (since 2015), Virtus Mutual Fund Complex (52 portfolios); Trustee, John Hancock Fund Complex (since 2000), John Hancock Funds (collectively, 228 portfolios); and Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company).
McLoughlin, Philip YOB: 1946 Elected: 2006 75 Portfolios	Director (since 1991) and Chairman (since 2010), World Trust Fund (closed-end investment firm in Luxembourg); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Chairman (since 2002) and Trustee (since 1989), Virtus Mutual Fund Complex (52 portfolios); Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Trustee/Director and Chairman (since 2011), Virtus Closed-End Funds (3 portfolios); Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (7 portfolios).
McNamara, Geraldine M. YOB: 1951 Elected: 2006 65 Funds	Retired. Trustee (since 2001), Virtus Mutual Fund Complex (52 portfolios); and Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); and Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios).
Oates, James M. YOB: 1946 Elected: 2006 62 Funds	Managing Director (since 1994), Wydown Group (consulting firm). Trustee (since 1987), Virtus Mutual Fund Complex (52 portfolios); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (since 2007), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios).
Segerson, Richard E. YOB: 1948 Elected: 2006 52 Funds	Trustee (since 1983), Virtus Mutual Fund Complex (52 portfolios); and Managing Director (1998 to 2013), Northway Management Company.
Verdonck, Ferdinand L.J. YOB: 1942 Elected: 2006 52 Funds	Director (1998-July 2015), The J.P. Morgan European Investment Trust; Director (since 2005), Galapagos N.V. (biotechnology) (until February 2013); Director (until June 2015) Groupe SNEF; Vice Chairman (2014 to present), Affirmed Therapeutics (biotechnology); Mr. Verdonck is also a director of several non-U.S. companies; and Trustee (since 2002), Virtus Mutual Fund Complex (52 portfolios).

49

FUND MANAGEMENT TABLES (UNAUDITED) (Continued)

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 73 Funds	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Trustee (since 2006), Virtus Mutual Funds (52 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2013), Virtus Alternative Solutions Trust (7 portfolios) ; and Chairman and Trustee (since 2015), Virtus ETF Trust II.

Officers

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Senior Vice President (since 2013); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Senior Vice President, Fund Services (since 2010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Complex; Senior Vice President (since 2013), Vice President (2012 to 2013) and Treasurer (Chief Financial Officer) (since 2007), The Zweig Closed-End Funds; Senior Vice President (since 2013), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Closed-End Funds; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Senior Vice President, Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

50

FUND MANAGEMENT TABLES (UNAUDITED) (Continued)

Officers (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President, since 2013; Vice President (2005-2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), The Zweig Closed-End Funds; Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust.
Engberg, Nancy J. YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008-2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Complex; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Closed-End Funds; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

51

Virtus Equity Trust

Supplement dated April 14, 2016 to the Statement of Additional Information (“SAI”) dated July 29, 2015

IMPORTANT NOTICE TO INVESTORS

In the section “Investment Limitations” on page 65 of the SAI, the following disclosure is hereby added after the list of fundamental investment restrictions:

The investment limitation described in (2) above does not prohibit any Fund (each, a “Fund of Funds”) from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, and the limitation does not apply to the purchase of investment company shares by any such Fund of Funds. Also with respect to investment restriction (2) above, for purposes of determining the amount of each Fund’s total assets invested in the securities of one or more issuers conducting their principal business activities in the same industry, as of the date of this SAI the Funds of Funds will not look through to the securities held by any underlying exchange-traded funds (“ETFs”), unaffiliated mutual funds and/or closed-end funds in which such Funds invest.

Investors should retain this supplement with the SAI for future reference.

VET 8019B SAI/FoF (4/2016)

52

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Insight Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust

Supplement dated April 14, 2016 to the Statements of Additional Information (“SAI”) dated February 29, 2016, July 29, 2015, April 30, 2015, January 29, 2016, January 8, 2016 and April 30, 2015, respectively

IMPORTANT NOTICE TO INVESTORS

In the section “More Information About Fund Investment Strategies & Related Risks,” the second sentence of the fourth paragraph under the heading “Mortgage Pass-through Securities” is hereby replaced with the following: “The Funds will take the position that privately-issued, mortgage-related securities, and other asset-backed securities, do not represent interests in any particular ‘industry’ or group of industries.”

Investors should retain this supplement with the Prospectuses for future reference.

AIISAIs/AssetBacked (4/2016)

53

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8013	05-16

P.O. Box 9874 Providence, RI 02940-8074

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that James M. Oates and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Mr. Oates and Mr. Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended March 31, 2015 and March 31, 2016 are $256,371 and $256,371, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended March 31, 2015 and March 31, 2016 are $14,356 and $16,982, respectively. Such audit-related fees include out of pocket expenses and cross fund fees.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended March 31, 2015 and March 31, 2016 are $93,000 and $48,100, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended March 31, 2015 and March 31, 2016 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Equity Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended March 31, 2015 and March 31, 2016 are $611,156 and $650,265, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/6/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/6/16

*	Print the name and title of each signing officer under his or her signature.